UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2676

Fidelity School Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Intermediate Municipal Income Fund

March 31, 2018

LIM-QTLY-0518
1.814648.113

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 90.1%
	Principal Amount (000s)	Value (000s)
Alabama - 1.0%
Mobile County Board of School Commissioners Series 2016 B:
5% 3/1/29	$6,050	$6,938
5% 3/1/30	6,305	7,206
5% 3/1/31	6,320	7,199
5% 3/1/32	5,075	5,770
5% 3/1/33	7,380	8,362
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2009 E, 1.85%, tender 3/24/20 (a)	7,575	7,533
Montgomery Med. Clinic Facilities:
5% 3/1/26	2,000	2,254
5% 3/1/27	4,030	4,483
5% 3/1/28	4,350	4,820
5% 3/1/29	3,570	3,942
5% 3/1/30	4,305	4,729

TOTAL ALABAMA		63,236

Alaska - 0.3%
Alaska Gen. Oblig. Series 2016 A, 5% 8/1/33	7,450	8,455
Alaska Int'l. Arpts. Revs. Series 2016 B, 5% 10/1/33	7,800	8,846
North Slope Borough Gen. Oblig.:
Series 2015 A, 5% 6/30/19	600	625
Series 2017 A, 5% 6/30/21	1,745	1,867

TOTAL ALASKA		19,793

Arizona - 3.3%
Arizona Ctfs. of Prtn. Series 2010 A:
5% 10/1/18 (FSA Insured)	2,500	2,543
5.25% 10/1/20 (FSA Insured)	6,695	7,032
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.75% 9/1/22 (Pre-Refunded to 9/1/18 @ 100)	15,000	15,260
Glendale Gen. Oblig.:
Series 2015, 4% 7/1/21 (FSA Insured)	2,210	2,352
Series 2017:
5% 7/1/23	3,675	4,157
5% 7/1/25	3,345	3,889
5% 7/1/28	1,510	1,788
5% 7/1/32	3,000	3,484
Glendale Sr. Excise Tax Rev. Series 2015 A:
5% 7/1/27	8,000	9,209
5% 7/1/28	7,470	8,567
5% 7/1/29	8,140	9,312
Glendale Trans. Excise Tax Rev.:
5% 7/1/24 (FSA Insured)	1,820	2,086
5% 7/1/25 (FSA Insured)	2,125	2,467
5% 7/1/26 (FSA Insured)	3,670	4,235
Maricopa County Indl. Dev. Auth. Rev.:
Bonds:
Series B, 5%, tender 10/18/22 (a)	14,800	16,691
Series C, 5%, tender 10/18/24 (a)	10,000	11,585
Series 2016 A:
4% 1/1/24	6,500	7,091
5% 1/1/22	2,500	2,764
5% 1/1/23	5,000	5,627
5% 1/1/24	2,050	2,346
5% 1/1/25	7,785	9,033
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (b)	800	812
6% 1/1/48 (b)	5,055	5,161
Maricopa County Mesa Unified School District # 4 Series 2016, 4% 7/1/18	2,100	2,113
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2016, 5% 7/1/21	1,785	1,955
Phoenix Civic Impt. Board Arpt. Rev. Series 2017 A:
5% 7/1/27 (c)	2,250	2,649
5% 7/1/28 (c)	3,175	3,723
Phoenix Civic Impt. Corp. Excise Tax Rev.:
Series 2011 A, 5% 7/1/20	1,050	1,125
Series 2011 C, 5% 7/1/21	1,000	1,099
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2009 A, 5% 7/1/18	7,665	7,730
Phoenix Indl. Solid Waste Disp. Rev. Bonds (Republic Svc., Inc. Proj.) Series 2013, 1.65%, tender 5/1/18 (a)(c)	34,180	34,169
Pima County Swr. Sys. Rev.:
Series 2011 B:
5% 7/1/20	2,150	2,304
5% 7/1/25 (Pre-Refunded to 7/1/21 @ 100)	2,000	2,196
Series 2012 A:
5% 7/1/22	500	561
5% 7/1/23	1,100	1,227
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2017 A, 5% 1/1/33	5,100	6,065
Tempe Indl. Dev. Auth. Rev. (Mirabella At Asu, Inc. Proj.):
Series 2017 A:
6.125% 10/1/47 (b)	505	520
6.125% 10/1/52 (b)	505	518
Series 2017 B:
4% 10/1/23 (b)	7,700	7,725
6% 10/1/37 (b)	255	262

TOTAL ARIZONA		213,432

Arkansas - 0.1%
Little Rock School District Series 2017, 3% 2/1/22	3,160	3,244
California - 4.5%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39 (Pre-Refunded to 8/1/19 @ 100)	1,700	1,804
Alameda Corridor Trans. Auth. Rev. Series 2013 A, 5% 10/1/23	2,160	2,482
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series A, 2.95%, tender 4/1/26 (a)	8,845	9,103
Series B, 2.85%, tender 4/1/25 (a)	7,230	7,416
Series C, 2.1%, tender 4/1/22 (a)	6,750	6,729
California Dept. of Wtr. Resources Series AI:
5% 12/1/25	2,195	2,440
5% 12/1/29 (Pre-Refunded to 12/1/21 @ 100)	4,865	5,420
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	50	50
Series 2016, 5% 9/1/29	2,835	3,346
5% 8/1/26	15,000	17,940
5% 8/1/29	7,175	8,457
5.25% 12/1/33	110	110
5.25% 4/1/34	30	30
5.5% 4/1/30	5	5
5.5% 8/1/30	10,000	10,130
6% 4/1/38	6,095	6,355
California Health Facilities Fing. Auth. Rev.:
(Providence Health and Svcs. Proj.) Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	100	102
(St. Joseph Health Sys. Proj.) Series 2013 A, 5% 7/1/25	4,000	4,550
Series 2011 D, 5% 8/15/35	3,000	3,302
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 A, 1.65%, tender 5/1/18 (a)(b)(c)	16,900	16,895
California Pub. Works Board Lease Rev.:
(Univ. Proj.) Series 2011 B, 5.25% 10/1/24 (Pre-Refunded to 10/1/21 @ 100)	4,345	4,860
(Various Cap. Projs.):
Series 2011 A:
5.25% 10/1/24	4,000	4,447
5.25% 10/1/25	4,000	4,442
Series 2012 A:
5% 4/1/21	7,000	7,650
5% 4/1/22	2,100	2,344
5% 4/1/23	5,000	5,596
Series 2012 G:
5% 11/1/23	1,000	1,132
5% 11/1/24	1,000	1,129
(Various Judicial Council Projs.) Series 2011 D:
5% 12/1/20	3,250	3,523
5% 12/1/21	2,500	2,776
Series 2010 A, 5.75% 3/1/30 (Pre-Refunded to 3/1/20 @ 100)	4,100	4,420
California Statewide Cmntys. Dev. Auth. Series 2016, 5% 5/15/18	1,000	1,004
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice-Gen. Proj.) Series 2009, 5.25% 7/1/20	600	647
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series 2008 A:
5% 7/1/21 (Pre-Refunded to 7/1/18 @ 100)	1,815	1,831
5% 7/1/22 (Pre-Refunded to 7/1/18 @ 100)	3,155	3,183
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2013 A, 5% 6/1/29	5,000	5,594
Series 2017 A1:
5% 6/1/25	4,000	4,567
5% 6/1/26	1,000	1,148
Series A, 0% 6/1/24 (AMBAC Insured)	6,015	5,136
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33 (Pre-Refunded to 8/1/19 @ 100)	4,000	4,234
Series 2010 C, 5.25% 8/1/39 (Pre-Refunded to 8/1/20 @ 100)	3,700	4,006
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/18 (AMBAC Insured)	1,425	1,429
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2015 A, 5% 7/1/29	10,000	11,569
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34 (Pre-Refunded to 6/1/19 @ 100)	1,780	1,867
Modesto Irrigation District Elec. Rev. Series 2011 A:
5% 7/1/22	1,000	1,101
5% 7/1/23	3,800	4,168
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2010 A:
5% 7/1/19	1,185	1,236
5% 7/1/20	2,000	2,084
5% 7/1/21	1,500	1,561
5% 7/1/22	2,250	2,341
Oakland Gen. Oblig. Series 2009 B, 6% 1/15/34 (Pre-Refunded to 1/15/19 @ 100)	1,485	1,537
Oakland Unified School District Alameda County:
Series 2013, 6.25% 8/1/28 (Pre-Refunded to 8/1/21 @ 100)	1,860	2,128
Series 2015 A:
5% 8/1/26 (FSA Insured)	3,500	4,144
5% 8/1/28	1,000	1,174
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A, 5% 2/1/23	5,865	6,515
Port of Oakland Rev. Series 2012 P, 5% 5/1/22 (c)	5,000	5,564
Poway Unified School District Pub. Fing.:
5% 9/1/25	1,155	1,333
5% 9/1/28	1,595	1,795
5% 9/1/32	1,685	1,860
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,115	2,356
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor & Gamble Proj.) Series 2009:
5.25% 7/1/20	700	755
5.25% 7/1/21	700	776
San Bernardino Cmnty. College District Series A, 6.5% 8/1/27 (Pre-Refunded to 8/1/18 @ 100)	3,500	3,556
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.):
Series 2009 A:
5% 8/1/19	8,465	8,827
5.25% 8/1/26	2,200	2,296
5.5% 8/1/20	2,000	2,099
Series 2009 B, 5% 8/1/18	7,355	7,436
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/23	8,900	9,941
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A, 5% 5/15/22 (Pre-Refunded to 5/15/19 @ 100)	2,000	2,076
San Diego Unified School District Series 2008 C, 0% 7/1/34	2,600	1,456
San Marcos Unified School District Series 2010 B:
0% 8/1/35	3,675	1,940
0% 8/1/37	2,000	963
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,823
Union Elementary School District Series A, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,310	1,254
Univ. of California Revs. Series 2016, 5.25% 5/15/39 (Pre-Refunded to 5/15/19 @ 100)	1,055	1,098
Washington Township Health Care District Gen. Oblig. Series 2013 A, 5.5% 8/1/40	3,500	4,075
West Contra Costa Unified School District Series 2012, 5% 8/1/26	7,895	8,876

TOTAL CALIFORNIA		295,344

Colorado - 1.0%
Colorado Health Facilities Auth. (Parkview Med. Ctr., Inc. Proj.) Series 2016, 5% 9/1/46	6,500	7,091
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity)	11,100	10,056
Colorado Health Facilities Auth. Rev. Bonds Series 2008 D3, 5%, tender 11/12/21 (a)	7,585	8,282
Colorado Univ. Co. Hosp. Auth. Rev. Bonds Series 2017C-2, 5%, tender 3/1/22 (a)	7,295	8,031
Denver City & County Arpt. Rev. Series 2017 A:
5% 11/15/24 (c)	2,295	2,625
5% 11/15/27 (c)	1,055	1,241
5% 11/15/28 (c)	5,000	5,857
5% 11/15/29 (c)	5,000	5,825
5% 11/15/30 (c)	4,000	4,639
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,570	2,555
0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,905	4,685
Series 2010 A:
0% 9/1/35	2,000	1,044
0% 9/1/37	3,000	1,436
0% 9/1/38	3,760	1,723

TOTAL COLORADO		65,090

Connecticut - 0.3%
Connecticut Gen. Oblig.:
Series 2012 E, 5% 9/15/23	3,000	3,286
Series 2016 A, 5% 3/15/26	3,030	3,412
Series 2016 E:
5% 10/15/26	3,545	4,010
5% 10/15/29	5,125	5,732
Connecticut Health & Edl. Facilities Auth. Rev. Series 2018 S:
5% 7/1/26 (d)	2,265	2,626
5% 7/1/29 (d)	1,000	1,173

TOTAL CONNECTICUT		20,239

Delaware, New Jersey - 0.1%
Delaware River & Bay Auth. Rev. Series 2014 C:
5% 1/1/22	3,000	3,301
5% 1/1/24	1,270	1,440
5% 1/1/25	2,750	3,100

TOTAL DELAWARE, NEW JERSEY		7,841

District Of Columbia - 0.5%
District of Columbia Income Tax Rev. Series 2011 A, 5% 12/1/36	4,200	4,590
District of Columbia Rev. Series A, 5% 6/1/40	6,700	7,062
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2017 A:
5% 10/1/29 (c)	5,605	6,505
5% 10/1/31 (c)	2,405	2,768
5% 10/1/34 (c)	2,000	2,286
5% 10/1/36 (c)	1,875	2,133
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 B, 5% 7/1/34	8,230	9,615

TOTAL DISTRICT OF COLUMBIA		34,959

Florida - 13.1%
Brevard County School Board Ctfs. of Prtn.:
Series 2014:
5% 7/1/27	3,300	3,770
5% 7/1/30	7,455	8,448
Series 2015 C, 5% 7/1/24	3,000	3,457
Broward County Arpt. Sys. Rev.:
Series 2012 Q1, 5% 10/1/23	3,100	3,457
Series 2017:
5% 10/1/28 (c)	1,000	1,162
5% 10/1/30 (c)	2,110	2,428
5% 10/1/31 (c)	3,190	3,657
Series A:
5% 10/1/29 (c)	4,210	4,777
5% 10/1/31 (c)	3,000	3,381
5% 10/1/32 (c)	4,000	4,499
Broward County School Board Ctfs. of Prtn.:
(Broward County School District) Series 2012 A:
5% 7/1/25	1,495	1,652
5% 7/1/26	4,450	4,893
Series 2012 A:
5% 7/1/21	5,380	5,895
5% 7/1/22	5,000	5,581
5% 7/1/25 (Pre-Refunded to 7/1/22 @ 100)	4,140	4,630
5% 7/1/26 (Pre-Refunded to 7/1/22 @ 100)	20,135	22,520
Series 2015 A:
5% 7/1/26	11,500	13,287
5% 7/1/27	9,165	10,530
5% 7/1/28	4,000	4,576
Series 2015 B:
5% 7/1/25	2,160	2,517
5% 7/1/26	11,670	13,483
5% 7/1/27	7,900	9,077
5% 7/1/28	13,510	15,456
Series 2016, 5% 7/1/32	2,500	2,875
Citizens Property Ins. Corp.:
Series 2011 A1, 5% 6/1/18	2,000	2,011
Series 2012 A1:
5% 6/1/18	2,800	2,815
5% 6/1/21	2,710	2,956
5% 6/1/22	2,160	2,402
Clearwater Wtr. and Swr. Rev. Series 2011:
5% 12/1/21	1,300	1,439
5% 12/1/23 (Pre-Refunded to 12/1/21 @ 100)	2,245	2,492
5% 12/1/24 (Pre-Refunded to 12/1/21 @ 100)	2,365	2,626
Duval County School Board Ctfs. of Prtn. Series 2015 B:
5% 7/1/27	4,385	5,038
5% 7/1/28	1,000	1,145
5% 7/1/30	6,630	7,552
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2009 D, 5% 6/1/21	2,780	2,916
Series 2011 C:
5% 6/1/20	12,380	13,232
5% 6/1/22	10,000	10,982
Series 2011 E, 5% 6/1/24	5,000	5,468
Series A, 5.5% 6/1/38 (Pre-Refunded to 6/1/18 @ 101)	1,800	1,830
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/27	3,600	4,109
5% 10/1/28	5,000	5,678
5% 10/1/29	2,725	3,081
5% 10/1/30	2,475	2,787
Florida Muni. Pwr. Agcy. Rev.:
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	1,830	2,125
5% 10/1/31	2,000	2,311
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	12,300	13,577
(Stanton II Proj.) Series 2012 A, 5% 10/1/22	2,830	3,170
Series 2015 B:
5% 10/1/24	1,000	1,154
5% 10/1/27	1,500	1,736
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2017 A:
5% 10/1/28 (c)	3,480	4,054
5% 10/1/30 (c)	2,030	2,345
Halifax Hosp. Med. Ctr. Rev.:
5% 6/1/28	1,280	1,439
5% 6/1/35	2,500	2,744
5% 6/1/46	2,340	2,516
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2005 I, 5% 11/15/18	2,000	2,041
Series 2008:
6% 11/15/37	11,970	12,817
6% 11/15/37 (Pre-Refunded to 11/15/19 @ 100)	30	32
Hillsborough Co. Sldwst and Resource Receivables Series 2016 A:
5% 9/1/20 (c)	1,360	1,455
5% 9/1/21 (c)	1,300	1,419
5% 9/1/22 (c)	1,650	1,831
5% 9/1/23 (c)	2,000	2,248
5% 9/1/24 (c)	2,200	2,500
5% 9/1/25 (c)	2,215	2,542
5% 9/1/26 (c)	2,265	2,625
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	3,600	3,929
Indian River County School Board Ctfs. of Prtn. Series 2014:
5% 7/1/24	2,670	3,050
5% 7/1/25	2,000	2,308
Indian River County Wtr. & Swr. Rev.:
5% 9/1/21	1,855	1,939
5% 9/1/22	2,270	2,372
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2017 B, 5% 10/1/26	6,880	8,137
Jacksonville Sales Tax Rev. Series 2012:
5% 10/1/22	4,000	4,482
5% 10/1/23	5,320	5,937
JEA Wtr. & Swr. Sys. Rev. Series 2010 C:
5% 10/1/20	560	578
5% 10/1/20 (Pre-Refunded to 4/1/19 @ 100)	1,225	1,265
Lake County School Board Ctfs. of Prtn. Series 2014 A:
5% 6/1/25 (FSA Insured)	1,000	1,132
5% 6/1/26 (FSA Insured)	1,800	2,029
5% 6/1/28 (FSA Insured)	500	559
Manatee County School District Series 2017, 5% 10/1/25 (FSA Insured)	2,000	2,341
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.375% 10/1/41	4,700	5,069
Series 2010 B, 5% 10/1/35 (FSA Insured)	10,225	10,903
Series 2010, 5% 10/1/22	3,060	3,281
Series 2012 A:
5% 10/1/22 (c)	3,000	3,336
5% 10/1/24 (c)	10,000	11,066
5% 10/1/24	2,165	2,415
Series 2014 A:
5% 10/1/27(c)	1,825	2,052
5% 10/1/29 (c)	2,805	3,134
5% 10/1/33 (c)	5,600	6,190
5% 10/1/37	7,400	8,244
Series 2015 A, 5% 10/1/35 (c)	2,500	2,753
Series 2016 A:
5% 10/1/30	2,500	2,891
5% 10/1/31	1,000	1,152
Series 2017 B, 5% 10/1/20 (c)	3,685	3,942
Miami-Dade County Cap. Asset Acquisition:
Series 2012 A, 5% 10/1/25	2,250	2,515
Series 2016:
5% 10/1/28	5,545	6,457
5% 10/1/29	4,105	4,753
5% 10/1/30	7,430	8,567
Miami-Dade County Expressway Auth.:
Series 2010 A, 5% 7/1/40	8,200	8,668
Series 2014 A, 5% 7/1/44	2,900	3,216
Series A:
5% 7/1/31	1,500	1,727
5% 7/1/32	3,980	4,570
5% 7/1/33	3,300	3,776
5% 7/1/34	1,000	1,141
Miami-Dade County Gen. Oblig. (Parks Prog.) Series 2015 A, 5% 11/1/23	4,075	4,659
Miami-Dade County Pub. Facilities Rev. (Jackson Health Sys. Proj.) Series 2005 B, 5% 6/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,195	7,616
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2014 D:
5% 11/1/24	11,680	13,365
5% 11/1/25	12,235	13,968
5% 11/1/26	7,950	9,159
Series 2015 A, 5% 5/1/27 (FSA Insured)	4,220	4,812
Series 2015 B, 5% 5/1/28	13,690	15,499
Series 2015 D:
5% 2/1/29	4,050	4,617
5% 2/1/30	6,500	7,386
Series 2016 A:
5% 8/1/27	7,560	8,769
5% 5/1/31	19,770	22,466
Miami-Dade County Transit Sales Surtax Rev. Series 2012:
5% 7/1/21	1,275	1,394
5% 7/1/42	1,675	1,821
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/18 (FSA Insured)	8,000	8,144
North Brevard County Hosp. District Rev.:
5.75% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	5,425	5,537
5.75% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	2,210	2,255
5.75% 10/1/43 (Pre-Refunded to 10/1/18 @ 100)	1,315	1,342
5.75% 10/1/43 (Pre-Refunded to 10/1/18 @ 100)	535	546
Orange County Health Facilities Auth.:
(Orlando Health, Inc.) Series 2009, 5.25% 10/1/20	4,520	4,756
Series 2012 A, 5% 10/1/42	12,650	13,760
Series 2012 B, 5% 10/1/42	5,200	5,656
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 1996 A, 6.25% 10/1/18 (Escrowed to Maturity)	2,585	2,644
Orange County School Board Ctfs. of Prtn.:
Series 2012 B, 5% 8/1/26 (Pre-Refunded to 8/1/22 @ 100)	4,000	4,499
Series 2015 C, 5% 8/1/29	7,000	8,024
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/20	2,000	2,141
Orlando Utils. Commission Util. Sys. Rev.:
Series 2011 B:
5% 10/1/19	1,500	1,574
5% 10/1/20	3,500	3,775
Series 2012 A:
5% 10/1/23	1,700	1,945
5% 10/1/25	900	1,059
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014:
5% 12/1/23	340	379
5% 12/1/24	680	766
Palm Beach County School Board Ctfs. of Prtn.:
(Palm Beach County School District Proj.) Series 2018 A:
5% 8/1/22	1,920	2,141
5% 8/1/23	1,150	1,304
5% 8/1/24	1,310	1,508
5% 8/1/25	4,685	5,468
5% 8/1/26	1,935	2,282
(Palm Beach County School District) Series 2017 A, 5% 8/1/26	22,555	26,603
Series 2014 B, 5% 8/1/25	3,200	3,735
Series 2015 B:
5% 8/1/25	1,625	1,897
5% 8/1/27	8,285	9,550
5% 8/1/28	5,485	6,303
Series 2015 D:
5% 8/1/26	24,065	27,878
5% 8/1/27	10,910	12,576
5% 8/1/28	3,730	4,286
5% 8/1/26	10,460	12,117
Palm Beach County Solid Waste Auth. Rev.:
Series 2009:
5.25% 10/1/18	12,055	12,272
5.25% 10/1/18 (Escrowed to Maturity)	2,945	2,999
Series 2011, 5% 10/1/24	8,600	9,476
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (a)	5,775	5,791
Saint Lucie County School Board Ctfs. of Prtn. Series 2013 A:
5% 7/1/25	2,000	2,238
5% 7/1/27	4,255	4,702
Seminole County School Board Ctfs. of Prtn. Series 2016 C:
5% 7/1/23	2,000	2,253
5% 7/1/24	1,750	2,001
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015, 5% 10/1/30	4,000	4,620
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6.25% 4/1/39	2,700	2,798
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017:
5% 8/15/24	2,535	2,893
5% 8/15/25	4,100	4,732
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A:
5% 12/1/19	530	553
5% 12/1/20	100	107
5% 12/1/21	800	873
Series 2015 A, 5% 12/1/40	1,800	1,942
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev.:
Series 2001 A, 6% 10/1/29	2,500	3,288
Series 2005, 5.5% 10/1/22 (FGIC Insured)	2,405	2,758
Tampa Health Sys. Rev. Series 2010, 5% 11/15/19	1,500	1,580
Tampa Solid Waste Sys. Rev. Series 2010:
5% 10/1/18 (FSA Insured) (c)	10,515	10,681
5% 10/1/19 (FSA Insured) (c)	5,965	6,229
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/28	1,900	2,092
Volusia County School Board Ctfs. of Prtn. (Florida Master Lease Prog.) Series 2016 A, 5% 8/1/32 (Build America Mutual Assurance Insured)	5,000	5,670

TOTAL FLORIDA		849,653

Georgia - 1.6%
Atlanta Wtr. & Wastewtr. Rev.:
5% 11/1/27	1,000	1,163
5% 11/1/29	2,500	2,893
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	7,015	6,477
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010:
6% 9/1/30	5,800	6,248
6.125% 9/1/40	10,795	11,563
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/25	1,480	1,644
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Prerefunded Proj.) Series 2008 D, 5.75% 1/1/19 (Pre-Refunded to 7/1/18 @ 100)	8,510	8,595
(Proj. One) Series 2008 A, 5.25% 1/1/20	1,625	1,712
(Unrefunded Balance Proj.) Series 2008, 5.75% 1/1/19	2,990	3,019
Series 2011 A, 5% 1/1/21	9,225	9,899
Series GG:
5% 1/1/24	3,625	4,049
5% 1/1/25	1,250	1,394
5% 1/1/26	5,000	5,556
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.):
Series 2014 U, 5% 10/1/24	1,400	1,592
Series Q, 5% 10/1/22	2,000	2,218
Series S:
5% 10/1/22	1,275	1,414
5% 10/1/24	2,425	2,699
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36 (Pre-Refunded to 7/1/19 @ 100)	11,600	12,116
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) Series 2009, 2.35%, tender 12/11/20 (a)	6,785	6,710
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36 (Pre-Refunded to 1/1/19 @ 100)	11,000	11,308

TOTAL GEORGIA		102,269

Hawaii - 0.3%
Hawaii Arpts. Sys. Rev. Series 2015 A, 5% 7/1/45 (c)	4,060	4,474
Hawaii Gen. Oblig. Series DR, 5% 6/1/18	3,655	3,676
Honolulu City & County Gen. Oblig. Series 2017 D:
5% 9/1/22	4,000	4,501
5% 9/1/26	3,200	3,819

TOTAL HAWAII		16,470

Idaho - 0.4%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	2,700	2,771
6.75% 11/1/37	2,600	2,671
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	1,600	1,649
Idaho Hsg. & Fin. Assoc. Single Family Mtg.:
(Idaho St Garvee proj.) Series 2017 A, 5% 7/15/20	2,040	2,181
(Idaho St Garvee Proj.) Series 2017 A:
5% 7/15/21	3,045	3,329
5% 7/15/22	3,385	3,770
5% 7/15/23	1,620	1,829
5% 7/15/24	1,295	1,481
(Idaho St Garvee proj.) Series 2017 A, 5% 7/15/25	1,295	1,503
(Idaho St Garvee Proj.) Series 2017 A, 5% 7/15/27	3,235	3,828

TOTAL IDAHO		25,012

Illinois - 14.3%
Chicago Board of Ed.:
Series 1999 A, 5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,608
Series 2009 D:
5% 12/1/19 (Pre-Refunded to 12/1/18 @ 100)	2,635	2,694
5% 12/1/20 (Assured Guaranty Corp. Insured)	5,960	6,095
5% 12/1/21 (Assured Guaranty Corp. Insured)	5,200	5,317
Series 2010 F:
5% 12/1/20	1,060	1,106
5% 12/1/31	20,215	20,294
Series 2011 A:
5% 12/1/41	2,135	2,063
5.5% 12/1/39	5,900	5,962
Series 2012 A, 5% 12/1/42	1,935	1,874
Series 2015 C, 5.25% 12/1/39	1,500	1,512
Series 2016 B, 6.5% 12/1/46	700	796
Series 2017 A, 7% 12/1/46 (b)	2,400	2,843
Series 2017 C, 5% 12/1/26	905	960
Series 2017 D, 5% 12/1/27	2,500	2,601
Chicago Gen. Oblig. (City Colleges Proj.) Series 1999, 0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	17,310	16,476
Chicago Midway Arpt. Rev.:
Series 2014 A, 5% 1/1/32 (c)	6,500	7,134
Series 2014 B:
5% 1/1/19	350	359
5% 1/1/22	1,000	1,098
5% 1/1/24	3,330	3,777
Series 2016 A:
5% 1/1/29 (c)	2,220	2,508
5% 1/1/30 (c)	3,390	3,813
5% 1/1/31 (c)	2,500	2,797
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2010 D, 5.25% 1/1/19 (c)	5,125	5,255
Series 2011 B, 5% 1/1/20	4,430	4,671
Series 2011 C, 6.5% 1/1/41 (Pre-Refunded to 1/1/21 @ 100)	14,475	16,276
Series 2012 A, 5% 1/1/22	1,750	1,926
Series 2012 B, 5% 1/1/22 (c)	7,000	7,677
Series 2016 C:
5% 1/1/22	2,220	2,444
5% 1/1/23	1,400	1,567
5% 1/1/24	1,500	1,701
5% 1/1/25	2,250	2,578
5% 1/1/26	2,000	2,315
5% 1/1/33	2,375	2,675
5% 1/1/34	2,750	3,087
Series 2017 D:
5% 1/1/27 (c)	2,125	2,439
5% 1/1/28 (c)	475	541
5% 1/1/31 (c)	2,935	3,302
5% 1/1/33 (c)	1,500	1,675
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. Series 2018, 5% 7/1/38 (c)(d)	700	771
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.) Series 2008 A, 5.25% 6/1/23 (Pre-Refunded to 6/1/18 @ 100)	1,700	1,710
Series 2017:
5% 6/1/22	1,735	1,911
5% 6/1/23	1,565	1,745
Chicago Wastewtr. Transmission Rev. Series 2012, 5% 1/1/23	1,300	1,413
Chicago Wtr. Rev.:
Series 2008, 5.25% 11/1/33 (Pre-Refunded to 11/1/18 @ 100)	750	766
Series 2017:
5.25% 11/1/33 (FSA Insured)	1,020	1,037
5.25% 11/1/33 (FSA Insured) (Pre-Refunded to 11/1/18 @ 100)	3,430	3,501
Cook County Forest Preservation District:
Series 2012 B:
5% 12/15/23	1,000	1,085
5% 12/15/24	1,350	1,458
Series 2012 C, 5% 12/15/25	2,120	2,278
Cook County Gen. Oblig.:
Series 2010 A, 5.25% 11/15/24	17,925	19,279
Series 2010 G, 5% 11/15/25	2,940	3,130
Series 2011 A, 5.25% 11/15/24	1,500	1,645
Series 2012 C:
5% 11/15/22	2,060	2,297
5% 11/15/23	4,980	5,526
5% 11/15/24	18,655	20,607
5% 11/15/25 (FSA Insured)	520	571
Cook County Thorton Township High School District #205 Series 2008, 5.5% 12/1/19 (Pre-Refunded to 12/1/18 @ 100)	1,660	1,703
Cook, Kane Lake & McHenry Countys Cmnty. College District #512 Series 2017 B, 5% 12/1/24	5,295	6,155
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	1,800	1,759
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity)	28,900	25,292
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2008 D, 6.5% 11/1/38 (Pre-Refunded to 11/1/18 @ 100)	2,615	2,687
(Bradley Univ. Proj.) Series 2017 C:
5% 8/1/22	1,380	1,514
5% 8/1/24	1,525	1,707
(Centegra Health Sys. Proj.) Series 2014 A, 5% 9/1/34	600	636
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38 (Pre-Refunded to 7/1/18 @ 100)	6,840	6,906
(Northwestern Memorial Hosp.,IL. Proj.) Series 2017 A:
5% 7/15/25	1,425	1,665
5% 7/15/26	2,000	2,364
5% 7/15/28	2,100	2,497
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/18	8,415	8,446
5% 5/15/19	3,940	4,067
(Presence Health Proj.) Series 2016 C:
5% 2/15/26	2,665	3,038
5% 2/15/29	4,705	5,370
5% 2/15/36	1,925	2,147
(Presence Health) Series 2016 C, 5% 2/15/28	7,000	8,018
(Provena Health Proj.) Series 2010 A:
6% 5/1/20 (Escrowed to Maturity)	2,060	2,236
6.25% 5/1/21 (Pre-Refunded to 5/1/20 @ 100)	6,395	6,974
(Rosalind Franklin Univ. Research Bldg. Proj.) Series 2017 C, 5% 8/1/49	870	932
(Rush Univ. Med. Ctr. Proj.) Series 2015 A, 5% 11/15/34	2,040	2,272
(Silver Cross Health Sys. Proj.) Series 2015 C, 5% 8/15/27	900	997
(Silver Cross Hosp. and Med. Ctr. Proj.) Series 2008 A, 5.5% 8/15/30	1,485	1,499
Bonds:
(Ascension Health Cr. Group Proj.) Series 2012 E2, 1.75%, tender 4/1/21 (a)	1,940	1,920
Series 2017 B, 5%, tender 12/15/22 (a)	5,465	6,199
Series 2008 D, 6.25% 11/1/28 (Pre-Refunded to 11/1/18 @ 100)	3,135	3,218
Series 2009 A, 7.25% 11/1/38 (Pre-Refunded to 11/1/18 @ 100)	5,865	6,052
Series 2009:
5% 8/15/23	3,125	3,330
5% 8/15/23 (Pre-Refunded to 8/15/20 @ 100)	1,575	1,689
7% 8/15/44 (Pre-Refunded to 8/15/19 @ 100)	12,915	13,821
Series 2010 A:
5.5% 8/15/24 (Pre-Refunded to 2/15/20 @ 100)	2,145	2,291
5.75% 8/15/29 (Pre-Refunded to 2/15/20 @ 100)	1,440	1,544
Series 2011 L, 5% 12/1/22 (Pre-Refunded to 12/1/21 @ 100)	2,090	2,313
Series 2012 A, 5% 5/15/23	1,480	1,627
Series 2012:
5% 9/1/32	8,100	8,525
5% 9/1/38	10,910	11,338
5% 11/15/43	3,265	3,422
Series 2013:
5% 11/15/26	2,675	2,940
5% 11/15/29	805	879
5% 5/15/43	7,895	8,299
Series 2015 A:
5% 11/15/21	400	440
5% 11/15/27	1,045	1,180
5% 11/15/28	1,250	1,406
5% 11/15/29	1,885	2,109
5% 11/15/32	3,475	3,853
5% 11/15/45	2,090	2,285
Series 2015 C:
5% 8/15/35	6,100	6,562
5% 8/15/44	29,100	30,901
Series 2016 A:
5% 2/15/24	1,500	1,694
5% 2/15/25	1,025	1,167
5% 2/15/26	1,500	1,714
5% 7/1/30	2,620	2,925
5% 8/15/33	3,300	3,562
5% 7/1/34	1,700	1,873
5% 7/1/36	3,175	3,482
Series 2016 C:
3.75% 2/15/34	1,285	1,250
4% 2/15/36	5,490	5,551
4% 2/15/41	16,755	16,829
5% 2/15/22	1,285	1,402
5% 2/15/24	580	648
5% 2/15/31	1,700	1,926
5% 2/15/32	12,520	14,124
5% 2/15/33	5,000	5,620
5% 2/15/41	10,935	12,105
Series 2016:
5% 5/15/28	2,450	2,743
5% 5/15/29	1,370	1,527
Series 2017 A, 5% 8/1/47	770	827
Series 2017:
5% 7/1/29	5,180	6,080
5% 1/1/30	5,000	5,860
5% 7/1/31	8,885	10,339
5% 11/15/26	3,025	3,452
Illinois Gen. Oblig.:
Series 2006, 5% 1/1/19	3,200	3,254
Series 2010, 5% 1/1/21 (FSA Insured)	12,000	12,550
Series 2012 A:
4% 1/1/23	2,195	2,210
5% 1/1/33	3,600	3,645
Series 2012:
5% 8/1/19	4,475	4,605
5% 3/1/20	3,305	3,412
5% 3/1/21	2,750	2,862
5% 8/1/21	1,600	1,674
5% 3/1/22	5,000	5,198
5% 8/1/22	6,600	6,884
5% 8/1/23	3,410	3,562
Series 2013, 5.5% 7/1/38	4,000	4,113
Series 2014:
5% 4/1/23	7,620	7,958
5% 2/1/27	2,665	2,742
5% 4/1/28	2,130	2,176
5% 5/1/28	935	955
5% 5/1/32	2,500	2,531
5% 5/1/33	6,600	6,679
5.25% 2/1/31	10,500	10,796
Series 2016:
5% 11/1/20	4,170	4,350
5% 1/1/22	7,705	7,997
5% 2/1/23	1,575	1,646
5% 6/1/25	7,845	8,170
5% 6/1/26	1,065	1,112
5% 2/1/27	7,630	7,916
5% 2/1/28	6,145	6,362
5% 2/1/29	5,770	5,952
Series 2017 D, 5% 11/1/26	32,000	33,405
5% 2/1/26	2,260	2,344
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A:
5% 2/1/28	10,000	11,405
5% 2/1/31	3,570	4,026
Illinois Reg'l. Trans. Auth.:
Series 2014 A, 4% 6/1/18	1,305	1,310
Series 2017 A:
5% 7/1/20	2,500	2,664
5% 7/1/21	2,450	2,668
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2014 D, 5% 1/1/24	6,065	6,917
Series 2015 A, 5% 1/1/40	12,700	14,176
Series 2016 A, 5% 12/1/31	1,785	2,042
Series 2016 B, 5% 1/1/41	20,000	22,466
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/21 (FSA Insured)	6,870	6,257
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
0% 12/1/18 (AMBAC Insured)	3,960	3,907
0% 12/1/18 (Escrowed to Maturity)	595	588
5% 1/1/26	8,920	10,183
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	4,918
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	8,040	6,677
McHenry County Cmnty. School District #200 Series 2006 B:
0% 1/15/24	7,420	6,225
0% 1/15/25	7,735	6,257
0% 1/15/26	5,815	4,531
McHenry County Conservation District Gen. Oblig. Series 2014:
5% 2/1/24	2,300	2,615
5% 2/1/27	6,000	6,835
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,645	2,470
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	3,047
Series 2010 B1:
0% 6/15/43 (FSA Insured)	15,825	5,055
0% 6/15/44 (FSA Insured)	37,400	11,331
0% 6/15/47 (FSA Insured)	3,985	1,026
Series 2012 B, 0% 12/15/51	48,500	8,874
Series 2002:
0% 12/15/23	4,135	3,320
0% 12/15/23 (Escrowed to Maturity)	100	87
Railsplitter Tobacco Settlement Auth. Rev. Series 2017:
5% 6/1/23	10,770	12,010
5% 6/1/24	14,090	15,918
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 2009 A, 5.75% 4/1/38 (Pre-Refunded to 4/1/19 @ 100)	2,670	2,778
Series 2013:
6% 10/1/42	3,900	4,396
6.25% 10/1/38	3,900	4,457
Will County Cmnty. Unit School District #365-U Series 2007 B, 0% 11/1/26 (FSA Insured)	5,765	4,335

TOTAL ILLINOIS		933,101

Indiana - 2.5%
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (Pre-Refunded to 1/15/20 @ 100)	11,380	12,320
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5.375% 11/1/32 (Pre-Refunded to 11/1/18 @ 100)	4,200	4,289
Indiana Fin. Auth. Hosp. Rev. Series 2013, 5% 8/15/25	3,110	3,496
Indiana Fin. Auth. Rev.:
(Cmnty. Foundation of Northwest Indiana Obligated Group) Series 2016, 5% 9/1/25	1,000	1,153
Series 2012:
5% 3/1/22	1,000	1,098
5% 3/1/23	1,500	1,647
5% 3/1/30	1,050	1,138
5% 3/1/41	5,310	5,679
Series 2015, 5% 3/1/36	8,300	9,225
Series 2016:
5% 9/1/26	1,000	1,161
5% 9/1/29	500	573
5% 9/1/36	2,150	2,411
Indiana Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.):
Series 2012 A, 5% 10/1/25	2,165	2,415
Series 2015 A:
5% 10/1/26	2,475	2,865
5% 10/1/28	1,180	1,360
Series 2011 A, 5.25% 10/1/24	4,025	4,464
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2012 A:
5% 1/1/24	710	790
5% 1/1/24 (Pre-Refunded to 7/1/22 @ 100)	290	324
5% 1/1/25	715	792
5% 1/1/25 (Pre-Refunded to 7/1/22 @ 100)	285	319
5% 1/1/26	1,950	2,150
5% 1/1/26 (Pre-Refunded to 7/1/22 @ 100)	795	889
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A, 0% 6/1/18 (AMBAC Insured)	1,740	1,735
Indianapolis Thermal Energy Sys.:
Series 2010 B:
5% 10/1/20	8,310	8,912
5% 10/1/21	5,500	6,025
Series 2016 A:
5% 10/1/24	10,900	12,447
5% 10/1/25	11,740	13,509
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 1/15/22	1,455	1,545
5% 7/15/22	1,000	1,109
5% 7/15/23	2,700	3,014
5% 7/15/24	4,185	4,680
5% 7/15/25	4,330	4,834
Whiting Envir. Facilities Rev.:
(BP Products North America, Inc. Proj.) Series 2009, 5.25% 1/1/21	7,385	8,010
Bonds (BP Products North America, Inc. Proj.) Series 2015, 5%, tender 11/1/22 (a)(c)	31,910	35,839

TOTAL INDIANA		162,217

Kansas - 0.2%
Kansas Dev. Fin. Agcy. Series 2009:
5% 11/15/19	275	289
5% 11/15/19 (Escrowed to Maturity)	10	10
Kansas Dev. Fin. Auth. Health Facilities Rev.:
(Hayes Med. Ctr., Inc. Proj.) Series 2010 Q, 5% 5/15/20 (Pre-Refunded to 5/15/19 @ 100)	1,110	1,150
(KU Health Sys. Proj.) Series 2011 H, 5% 3/1/25	1,000	1,054
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev.:
Series 2012 A:
5% 9/1/23	1,025	1,138
5% 9/1/24	4,415	4,900
Series 2012 B, 5% 9/1/24	1,500	1,665
Series 2016 A:
5% 9/1/30	1,000	1,134
5% 9/1/32	1,150	1,296

TOTAL KANSAS		12,636

Kentucky - 1.9%
Kenton County Arpt. Board Arpt. Rev. Series 2016:
5% 1/1/25	825	934
5% 1/1/26	600	684
5% 1/1/29	1,600	1,798
5% 1/1/30	1,675	1,878
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2015 A:
5% 6/1/25	1,775	1,959
5% 6/1/26	1,870	2,080
5% 6/1/27	1,965	2,176
5% 6/1/28	2,065	2,279
5% 6/1/29	2,170	2,386
5% 6/1/30	2,280	2,496
Kentucky Econ. Dev. Fin. Auth. Rev. Louisville Arena Auth., Inc. Series 2017A, 5% 12/1/47 (FSA Insured)	1,530	1,666
Kentucky State Property & Buildings Commission Rev.:
(#106 Proj.) Series 2013 A, 5% 10/1/27	3,865	4,301
(Kentucky St Proj.) Series D, 5% 5/1/21	1,905	2,066
(Kentucky St Proj.):
Series D, 5% 5/1/26	1,215	1,395
Series D:
5% 5/1/27	1,000	1,154
5% 5/1/28	1,000	1,148
(Proj. No. 112) Series 2016 B, 5% 11/1/27	9,880	11,300
Series 2008:
5.75% 11/1/23 (Pre-Refunded to 11/1/18 @ 100)	10,605	10,856
5.75% 11/1/23 (Pre-Refunded to 11/1/18 @ 100)	1,395	1,428
Series 2016 A:
5% 2/1/29	5,720	6,466
5% 2/1/30	5,840	6,580
5% 2/1/32	2,295	2,567
5% 2/1/33	2,850	3,178
Louisville & Jefferson County:
Series 2013 A:
5.5% 10/1/33	2,500	2,821
5.75% 10/1/38	6,430	7,274
Series 2016 A:
5% 10/1/29	18,110	20,706
5% 10/1/32	3,325	3,754
Louisville/Jefferson County Metropolitan Gov. Series 2012 A, 5% 12/1/28	715	768
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2003 A, 1.5%, tender 4/1/19 (a)	12,605	12,556

TOTAL KENTUCKY		120,654

Louisiana - 0.6%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015, 5% 6/1/18	4,000	4,023
Louisiana Gen. Oblig. Series 2015, 5% 5/1/18	1,635	1,639
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2009, 6.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	1,700	1,804
Louisiana Pub. Facilities Auth. Rev. (Tulane Univ. of Louisiana Proj.) Series 2016 A:
5% 12/15/22	1,300	1,459
5% 12/15/23	3,000	3,413
Louisiana Stadium and Exposition District Series 2013 A, 5% 7/1/24	2,125	2,395
New Orleans Aviation Board Rev.:
(North Term. Proj.):
Series 2015 B:
5% 1/1/24 (c)	2,500	2,818
5% 1/1/25 (c)	3,000	3,421
5% 1/1/27 (c)	2,250	2,549
Series 2017 B:
5% 1/1/29 (c)	400	459
5% 1/1/31 (c)	750	853
5% 1/1/36 (c)	650	727
5% 1/1/37 (c)	500	558
Series 2017 D2:
5% 1/1/26 (c)	750	863
5% 1/1/29 (c)	500	577
5% 1/1/30 (c)	685	783
5% 1/1/32 (c)	1,540	1,744
5% 1/1/35 (c)	1,150	1,288
5% 1/1/38 (c)	585	652
New Orleans Gen. Oblig. Series 2012, 5% 12/1/20	3,200	3,448
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/18	2,350	2,360

TOTAL LOUISIANA		37,833

Maine - 0.3%
Maine Health & Higher Ed. Facilities Auth. Rev. (Eastern Maine Healthcare Systems Proj.) Series 2013, 5% 7/1/43	3,420	3,509
Maine Health & Higher Edl. Facilities Auth. Rev.:
Series 2008 D, 5.75% 7/1/38 (Pre-Refunded to 7/1/18 @ 100)	1,270	1,283
Series 2016 A:
4% 7/1/41	2,050	1,816
4% 7/1/46	2,845	2,463
5% 7/1/41	885	915
5% 7/1/46	600	618
Series 2017 D:
5.75% 7/1/38	665	672
5.75% 7/1/38 (Pre-Refunded to 7/1/18 @ 100)	2,265	2,288
Maine Tpk. Auth. Tpk. Rev. Series 2015:
5% 7/1/25	2,295	2,698
5% 7/1/27	2,000	2,319

TOTAL MAINE		18,581

Maryland - 2.3%
Baltimore Proj. Rev.:
Series 2017 C:
5% 7/1/28	3,570	4,227
5% 7/1/31	6,775	7,952
5% 7/1/33	6,835	7,971
Series 2017 D, 5% 7/1/33	5,800	6,705
Maryland Econ. Dev. Auth. Rev. (Ports America Chesapeake LLC. Proj.) Series 2017 A:
5% 6/1/23	1,480	1,640
5% 6/1/24	1,500	1,681
5% 6/1/25	1,500	1,692
5% 6/1/26	2,000	2,264
5% 6/1/27	1,350	1,535
5% 6/1/31	1,000	1,140
5% 6/1/32	1,000	1,137
Maryland Econ. Dev. Corp. (Purple Line Lt. Rail Proj.) Series 2016 D:
5% 3/31/30 (c)	1,250	1,418
5% 3/31/51 (c)	2,300	2,513
Maryland Econ. Dev. Corp. Poll. Cont. Rev. (Potomac Elec. Proj.) Series 2006, 6.2% 9/1/22	4,000	4,158
Maryland Gen. Oblig. Series 2017 B, 5% 8/1/25	57,700	68,191
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38 (Pre-Refunded to 7/1/20 @ 100)	7,755	8,426
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 F, 5% 7/1/18	2,500	2,520
Series 2010, 5.125% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	3,600	3,750
Series 2010, 5.625% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	2,400	2,601
Series 2013 A:
5% 7/1/24	1,245	1,379
5% 7/1/25	1,060	1,171
Series 2015:
5% 7/1/27	1,000	1,123
5% 7/1/28	1,300	1,453
5% 7/1/29	2,200	2,445
5% 7/1/31	1,000	1,101
Series 2016 A:
4% 7/1/42	1,450	1,439
5% 7/1/33	2,250	2,500
5% 7/1/34	1,650	1,826
5% 7/1/35	625	689
5% 7/1/36	1,750	1,922

TOTAL MARYLAND		148,569

Massachusetts - 1.7%
Braintree Gen. Oblig. Series 2009, 5% 5/15/20 (Pre-Refunded to 5/15/19 @ 100)	2,570	2,666
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2015 A, 5% 7/1/45	1,580	1,792
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.) Series Q1, 5% 7/1/21	1,840	1,916
(Partners Healthcare Sys., Inc. Proj.):
Series 2017 S:
5% 7/1/24	4,000	4,600
5% 7/1/30	3,670	4,293
Series 2017, 5% 7/1/23	1,595	1,807
Bonds (Partners Healthcare Sys., Inc. Proj.) Series 2017 S-4, 5%, tender 1/25/24 (a)	11,625	13,309
Series 2013 A, 6.25% 11/15/28 (Pre-Refunded to 11/15/23 @ 100) (b)	5,000	5,840
Series 2015 D, 5% 7/1/44	4,855	5,288
Series 2016 A, 5% 7/15/22	2,230	2,509
Massachusetts Gen. Oblig.:
Series 2004 B, 5.25% 8/1/20	13,865	14,974
Series 2011 A, 5% 4/1/23 (Pre-Refunded to 4/1/21 @ 100)	10,000	10,926
Series 2016 B, 5% 7/1/22	3,040	3,409
Series C, 5% 4/1/23	17,965	20,414
Massachusetts Health & Edl. Facilities Auth. Rev.:
(CareGroup, Inc. Proj.) Series 2008 E1, 5.125% 7/1/33 (Pre-Refunded to 7/1/18 @ 100)	2,000	2,017
(Partners HealthCare Sys., Inc. Proj.) Series 2009 I3:
5% 7/1/20	7,500	7,813
5% 7/1/21 (Pre-Refunded to 7/1/19 @ 100)	4,700	4,895

TOTAL MASSACHUSETTS		108,468

Michigan - 3.1%
Clarkston Cmnty. Schools 5% 5/1/22	2,885	3,207
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Pre-Refunded to 7/1/18 @ 100)	1,900	1,919
Series 2006 D, 3 month U.S. LIBOR + 0.600% 1.735% 7/1/32 (a)(e)	5,520	5,123
Grand Rapids Pub. Schools:
Series 2016:
5% 5/1/30 (FSA Insured)	3,500	4,045
5% 5/1/31 (FSA Insured)	5,000	5,751
5% 5/1/32 (FSA Insured)	750	860
5% 5/1/33 (FSA Insured)	3,120	3,567
5% 5/1/27 (FSA Insured)	1,350	1,589
5% 5/1/29 (FSA Insured)	1,945	2,271
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
5% 5/15/27	3,375	3,840
5% 5/15/28	2,550	2,889
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/22	3,410	3,858
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/20	1,000	1,078
5% 11/15/21	650	714
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series 2016 I:
5% 10/15/34	17,205	19,792
5% 4/15/35	2,800	3,212
Michigan Fin. Auth. Rev.:
(Trinity Health Proj.) Series 2017:
5% 12/1/23	1,500	1,711
5% 12/1/24	1,750	2,018
5% 12/1/25	3,000	3,502
5% 12/1/26	1,310	1,543
5% 12/1/27	1,250	1,478
5% 12/1/28	2,000	2,376
Series 2012 A:
5% 6/1/21 (Escrowed to Maturity)	1,540	1,680
5% 6/1/27 (Pre-Refunded to 6/1/22 @ 100)	2,300	2,559
5% 6/1/39 (Pre-Refunded to 6/1/22 @ 100)	4,930	5,484
Series 2012:
5% 11/15/36	7,100	7,769
5% 11/15/42	1,560	1,688
Series 2013:
5% 8/15/28	5,585	6,184
5% 8/15/29	2,000	2,210
Series 2015 D1:
5% 7/1/27	425	481
5% 7/1/29	1,000	1,126
5% 7/1/31	1,200	1,343
5% 7/1/32	1,000	1,116
5% 7/1/33	850	946
Michigan Gen. Oblig. Series 2016, 5% 3/15/27	3,325	3,938
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.75% 5/15/38 (Pre-Refunded to 5/15/18 @ 100)	1,810	1,819
(Trinity Health Proj.) Series 2008 C:
5% 12/1/24	1,500	1,730
5% 12/1/25	1,300	1,523
5% 12/1/26	2,000	2,356
5% 12/1/27	1,335	1,588
(Trinity Health Proj.) Series 2008 C, 5% 12/1/28	2,100	2,477
Bonds (Ascension Health Cr. Group Proj.) Series F5, 2.4%, tender 3/15/23 (a)	6,200	6,186
Series 2008 A1, 6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	4,365	4,506
6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	180	186
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds:
Series 2008 ET2, 1.45%, tender 9/1/21 (a)	10,000	9,644
Series CC, 1.45%, tender 9/1/21 (a)	1,165	1,124
Michigan Trunk Line Fund Rev. Series 2005, 5.5% 11/1/20 (FSA Insured)	9,735	10,636
Portage Pub. Schools Series 2016:
5% 11/1/27	1,250	1,460
5% 11/1/29	3,170	3,671
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D:
5% 9/1/22	1,000	1,115
5% 9/1/24	2,000	2,277
Warren Consolidated School District Series 2016:
5% 5/1/30	4,545	5,109
5% 5/1/31	4,800	5,389
5% 5/1/32	5,100	5,710
Wayne County Arpt. Auth. Rev.:
Series 2017 A:
5% 12/1/29	250	291
5% 12/1/30	390	452
5% 12/1/31	400	461
5% 12/1/36	550	623
Series 2017 B:
5% 12/1/29 (c)	705	810
5% 12/1/30 (c)	500	572
5% 12/1/31 (c)	540	615
5% 12/1/33 (c)	385	436
5% 12/1/36 (c)	835	937
Series 2017 C:
5% 12/1/22	2,000	2,221
5% 12/1/23	2,250	2,530
5% 12/1/24	2,375	2,701
5% 12/1/25	2,000	2,295
5% 12/1/26	1,500	1,736
5% 12/1/27	1,505	1,756

TOTAL MICHIGAN		199,809

Minnesota - 0.4%
Maple Grove Health Care Sys. Rev. Series 2015, 5% 9/1/26	2,000	2,260
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/21 (Assured Guaranty Corp. Insured)	4,165	4,408
5% 2/15/22 (Assured Guaranty Corp. Insured)	5,640	5,955
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1:
5% 1/1/19	4,115	4,215
5% 1/1/20	4,500	4,744
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (HealthEast Care Sys. Proj.) Series 2015 A, 5% 11/15/40 (Pre-Refunded to 11/15/25 @ 100)	1,450	1,711
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C, 5.5% 7/1/18 (Escrowed to Maturity)	1,400	1,413

TOTAL MINNESOTA		24,706

Missouri - 0.4%
Cape Girardeau County Indl. Dev. Auth.:
( Southeast Hosp. Proj.) Series 2017 A, 5% 3/1/27	1,000	1,121
(Southeast Hosp. Proj.) Series 2017 A, 5% 3/1/36	1,250	1,348
Kansas City Santn Swr. Sys. R Series 2018 B:
5% 1/1/24 (d)	660	733
5% 1/1/29 (d)	550	644
5% 1/1/31 (d)	415	480
5% 1/1/34 (d)	380	432
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	560	580
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. 5.125% 1/1/20	370	371
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Series 2015 B:
4% 2/1/40	700	714
5% 2/1/30	2,465	2,799
5% 2/1/32	2,725	3,073
5% 2/1/36	2,210	2,469
5% 2/1/45	3,600	3,961
Missouri Health & Edl. Facilities Rev. Series 2016:
5% 5/15/29	1,000	1,142
5% 5/15/30	1,000	1,134
5% 5/15/31	1,000	1,130
5% 5/15/36	3,000	3,342

TOTAL MISSOURI		25,473

Montana - 0.2%
Montana Facility Fin. Auth. Rev. Series 2016:
5% 2/15/21	1,250	1,354
5% 2/15/22	1,300	1,434
5% 2/15/23	2,050	2,293
5% 2/15/24	2,140	2,426
5% 2/15/25	2,000	2,293
5% 2/15/26	3,195	3,700

TOTAL MONTANA		13,500

Nebraska - 0.3%
Nebraska Pub. Pwr. District Rev.:
Series 2014, 4% 7/1/18	4,000	4,024
Series 2016 B:
5% 1/1/31	4,000	4,594
5% 1/1/34	4,360	4,962
5% 1/1/36	5,290	5,993

TOTAL NEBRASKA		19,573

Nevada - 1.0%
Carson City Hosp. Rev. (Carson Tahoe Hosp. Proj.):
Series 2017 5% 9/1/32	735	826
Series 2017:
5% 9/1/24	750	849
5% 9/1/28	450	513
5% 9/1/30	750	848
5% 9/1/34	760	848
Clark County Arpt. Rev. Series 2017 C, 5% 7/1/21 (c)	9,740	10,612
Clark County Poll. Cont. Rev. Bonds Series 2010, 1.875%, tender 4/1/20 (a)	12,000	11,917
Clark County School District Series 2016 A:
5% 6/15/21	2,650	2,892
5% 6/15/23	2,315	2,605
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig.:
Series 2012 B:
5% 6/1/22	1,000	1,117
5% 6/1/23	2,000	2,227
5% 6/1/24	2,000	2,243
5% 6/1/25	1,050	1,167
Series 2016 A:
3% 6/1/18	1,825	1,829
5% 6/1/32	2,900	3,365
5% 6/1/33	5,000	5,782
5% 6/1/34	5,300	6,112
Series 2016 B, 3% 6/1/18	1,600	1,604
Nevada Gen. Oblig.:
Series 2012 B, 5% 8/1/21	1,395	1,534
Series 2013 D1, 5% 3/1/25	2,825	3,198

TOTAL NEVADA		62,088

New Hampshire - 0.6%
New Hampshire Health & Ed. Facilities Auth.:
(Partners Healthcare Sys., Inc. Proj.) Series 2017:
5% 7/1/24	1,375	1,581
5% 7/1/30	2,430	2,842
Series 2017 A, 5.25% 7/1/27 (b)	345	353
Series 2017 B, 4.125% 7/1/24 (b)	1,755	1,770
Series 2017 C, 3.5% 7/1/22 (b)	580	582
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2012:
4% 7/1/22	1,350	1,436
5% 7/1/26	1,280	1,395
Series 2013 A, 5% 10/1/43	2,430	2,614
Series 2016:
4% 10/1/38	825	822
5% 10/1/26	4,695	5,308
5% 10/1/27	5,005	5,655
5% 10/1/28	2,000	2,250
5% 10/1/30	7,280	8,127
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 2/1/22	2,250	2,483
5% 2/1/23	2,215	2,436
5% 2/1/24	1,775	1,949

TOTAL NEW HAMPSHIRE		41,603

New Jersey - 3.5%
Bayonne Gen. Oblig. Series 2016:
5% 7/1/31 (Build America Mutual Assurance Insured)	1,475	1,663
5% 7/1/32 (Build America Mutual Assurance Insured)	1,000	1,124
5% 7/1/33 (Build America Mutual Assurance Insured)	1,000	1,119
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/24	2,000	2,249
5% 2/15/25	1,000	1,113
New Jersey Ctfs. of Prtn. Series 2009 A:
5.25% 6/15/20 (Pre-Refunded to 6/15/19 @ 100)	3,800	3,957
5.25% 6/15/21 (Pre-Refunded to 6/15/19 @ 100)	4,500	4,686
5.25% 6/15/22 (Pre-Refunded to 6/15/19 @ 100)	10,585	11,021
New Jersey Econ. Dev. Auth. Rev.:
(Provident Montclair Proj.) Series 2017:
5% 6/1/25 (FSA Insured)	1,005	1,144
5% 6/1/27 (FSA Insured)	1,400	1,623
5% 6/1/28 (FSA Insured)	2,000	2,308
5% 6/1/29 (FSA Insured)	1,500	1,723
Series 2012 II, 5% 3/1/21	7,600	8,066
Series 2013 I, 5.5% 9/1/19 (Escrowed to Maturity)	4,385	4,611
Series 2013:
5% 3/1/23	9,300	10,068
5% 3/1/24	12,800	13,767
5% 3/1/25	1,400	1,499
Series 2015 XX, 5% 6/15/26	20,000	21,854
New Jersey Econ. Dev. Auth. Spl. Facilities Rev. (Port Newark Container Term. LLC. Proj.):
Series 2017:
5% 10/1/24 (c)	2,000	2,220
5% 10/1/25 (c)	2,750	3,072
Series 2017, 5% 10/1/37 (c)	6,415	6,949
New Jersey Edl. Facility Series 2016 A:
5% 7/1/29	1,875	2,082
5% 7/1/33	3,000	3,288
New Jersey Gen. Oblig. Series Q, 5% 8/15/19	3,800	3,962
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2008, 6.625% 7/1/38 (Pre-Refunded to 7/1/18 @ 100)	6,400	6,477
Series 2016 A:
5% 7/1/21	295	319
5% 7/1/22	795	875
5% 7/1/23	3,030	3,373
5% 7/1/24	815	916
5% 7/1/25	880	996
5% 7/1/26	295	336
5% 7/1/27	440	499
5% 7/1/28	1,220	1,376
5% 7/1/28	1,305	1,472
5% 7/1/28	455	522
5% 7/1/33	1,510	1,693
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2011, 5% 12/1/18 (c)	4,960	5,057
Series 2017 1A:
5% 12/1/22 (c)	1,325	1,453
5% 12/1/24 (c)	3,500	3,902
Series 2017 1B, 5% 12/1/21 (c)	1,405	1,522
New Jersey Tpk. Auth. Tpk. Rev.:
Bonds Series 2017 C, 1 month U.S. LIBOR + 0.670% 1.625%, tender 1/1/21 (a)(e)	19,280	19,340
Series 2017 C1, 1 month U.S. LIBOR + 0.340% 1.505% 1/1/21 (a)(e)	2,150	2,153
New Jersey Trans. Trust Fund Auth.:
Series 2003 B. 5.25% 12/15/19	3,035	3,184
Series 2012 AA:
5% 6/15/23	7,500	8,075
5% 6/15/24	12,000	12,891
Series 2013 A, 5% 6/15/18	1,400	1,408
Series 2014 AA:
5% 6/15/25	12,500	13,653
5% 6/15/26	7,500	8,157
Series 2016 A, 5% 6/15/27	9,230	10,251

TOTAL NEW JERSEY		225,068

New Mexico - 0.2%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 A, 1.875%, tender 4/1/20 (a)	11,810	11,729
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/18 (FSA Insured)	2,870	2,881

TOTAL NEW MEXICO		14,610

New York - 5.3%
Dorm. Auth. New York Univ. Rev. Series 2016 A:
5% 7/1/23	1,120	1,266
5% 7/1/25	2,500	2,899
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/20 (Assured Guaranty Corp. Insured) (FSA Insured)	1,070	1,143
5.75% 7/1/40	1,000	1,088
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A:
5% 2/15/32	4,000	4,659
5% 2/15/35	7,500	8,635
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2008 A, 6% 5/1/33 (Pre-Refunded to 5/1/19 @ 100)	6,000	6,278
Series 2016 B:
5% 9/1/22	2,000	2,235
5% 9/1/23	1,500	1,700
5% 9/1/24	1,350	1,550
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/51	12,750	13,649
New York City Gen. Oblig.:
Series 2014 J, 5% 8/1/22	3,080	3,449
Series 2015 A, 5% 8/1/22	2,045	2,290
Series 2015 C, 5% 8/1/27	3,055	3,517
Series 2016 A, 5% 8/1/22	4,520	5,061
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2008 S1, 5% 1/15/20	4,480	4,489
Series 2009 S2, 6% 7/15/38	7,000	7,088
Series 2009 S3, 5.25% 1/15/34	13,200	13,567
New York City Transitional Fin. Auth. Rev.:
Series 2003 B:
4% 2/1/21	5,000	5,298
5% 2/1/21	3,510	3,815
Series 2012 A, 5% 11/1/21	5,460	6,043
Series A, 5% 8/1/40	8,375	9,655
Series B:
5% 11/1/20	26,595	28,006
5% 11/1/20 (Pre-Refunded to 11/1/19 @ 100)	10,600	11,125
Series E, 5% 2/1/40	14,805	16,962
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A, 5% 5/15/23	13,355	14,930
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2008 B, 5.75% 3/15/36 (Pre-Refunded to 3/15/19 @ 100)	2,600	2,702
Series 2010 A, 5% 2/15/20 (Escrowed to Maturity)	5	5
Series 2016 A:
5% 2/15/19 (Escrowed to Maturity)	5	5
5% 2/15/20 (Escrowed to Maturity)	2,985	3,164
Series 2016 B:
5% 2/15/19	995	1,025
5% 2/15/20	10	11
New York Dorm. Auth. Revs. Series 2009 A:
5% 7/1/20	5,000	5,210
5% 7/1/21	12,335	12,842
New York Metropolitan Trans. Auth. Rev.:
Bonds Series 2018 A, 5%, tender 11/15/20 (a)	26,590	28,557
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,890	8,336
Series 2016, 6.5% 11/15/28	2,170	2,236
Series 2017 C, 4% 2/15/19	24,000	24,489
Series 2017 C-2, 0% 11/15/33	10,085	5,830
6.5% 11/15/28 (Pre-Refunded to 11/15/18 @ 100)	8,430	8,684
New York State Envir. Facilities Corp. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2012, 1.55%, tender 5/1/18 (a)(c)	5,000	4,998
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2010 A, 5% 4/1/23 (Pre-Refunded to 4/1/20 @ 100)	8,195	8,720
Series 2011 A, 5% 4/1/19	2,000	2,068
Series 2011 A1, 5% 4/1/20	2,220	2,365
Series 2011 A2, 5% 4/1/21	2,000	2,186
New York Trans. Dev. Corp.:
(Laguardia Arpt. Term. Redev. Proj.) Series 2016 A, 5% 7/1/41 (c)	8,400	9,125
Series 2016 A, 5.25% 1/1/50 (c)	13,700	14,993
New York Urban Dev. Corp. Rev.:
Series 2011 A, 5% 3/15/22	7,605	8,292
Series 2017 A, 5% 3/15/22	2,280	2,539
Triborough Bridge & Tunnel Auth. Revs. Series 2013 A:
5% 11/15/23	3,000	3,455
5% 11/15/24	4,000	4,584

TOTAL NEW YORK		346,818

North Carolina - 0.7%
Nash Health Care Sys. Health Care Facilities Rev. Series 2012, 5% 11/1/41	3,440	3,630
North Carolina Cap. Facilities Fin. Agcy. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2013, 1.7%, tender 6/15/18 (a)(c)	1,500	1,499
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2009 B, 5% 1/1/20 (Pre-Refunded to 1/1/19 @ 100)	2,110	2,163
North Carolina Grant Anticipation Rev. Series 2017:
5% 3/1/22	11,345	12,583
5% 3/1/23	10,005	11,292
North Carolina Med. Care Cmnty. Health Series 2017:
5% 10/1/35	500	517
5% 10/1/36	270	279
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/21	6,000	6,389
5% 6/1/22	4,000	4,254
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2009 A:
5% 1/1/30	490	501
5% 1/1/30 (Pre-Refunded to 1/1/19 @ 100)	1,210	1,241

TOTAL NORTH CAROLINA		44,348

Ohio - 1.5%
Allen County Hosp. Facilities Rev. Bonds Series 2017 B, 5%, tender 5/5/22 (a)	2,750	3,047
American Muni. Pwr., Inc. Rev.:
(Amp Freemont Energy Ctr. Proj.):
Series 2012 B:
5% 2/15/22	2,005	2,212
5% 2/15/23 (Pre-Refunded to 2/15/22 @ 100)	2,175	2,413
Series 2012:
5% 2/15/21	1,500	1,622
5% 2/15/24 (Pre-Refunded to 2/15/22 @ 100)	2,000	2,219
Series 2012 B:
5% 2/15/42	1,405	1,517
5% 2/15/42 (Pre-Refunded to 2/15/22 @ 100)	400	442
Cleveland Arpt. Sys. Rev. Series 2016 A:
5% 1/1/26 (FSA Insured)	1,000	1,132
5% 1/1/28 (FSA Insured)	1,525	1,710
5% 1/1/29 (FSA Insured)	2,230	2,489
5% 1/1/30 (FSA Insured)	2,000	2,224
Cleveland Wtr. Rev. Series 2012 A:
5% 1/1/26 (Pre-Refunded to 1/1/22 @ 100)	1,250	1,388
5% 1/1/27 (Pre-Refunded to 1/1/22 @ 100)	1,500	1,666
Columbus City School District 5% 12/1/32	1,825	2,122
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/25	2,465	2,670
5% 6/15/26	2,590	2,795
5% 6/15/27	2,720	2,926
5% 6/15/28	2,855	3,062
Franklin County Hosp. Facilities Rev. Series 2016 C:
5% 11/1/25	2,000	2,342
5% 11/1/26	2,100	2,482
Lake County Hosp. Facilities Rev. Series 2015, 5% 8/15/27	2,260	2,557
Lucas County Hosp. Rev. (ProMedica Healthcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37 (Pre-Refunded to 11/15/21 @ 100)	4,600	5,327
Muskingum County Hosp. Facilities:
(Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/27	5,885	6,282
Series 2013, 5% 2/15/20	1,195	1,242
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.) Series 2009 B, 5% 10/1/21	3,100	3,252
(Adult Correctional Bldg. Fund Proj.) Series 2009 B:
5% 10/1/21	4,980	5,225
5% 10/1/22	2,000	2,098
5% 10/1/23	3,000	3,145
Ohio Higher Edl. Facility Commission Rev. (Univ. Hosp. Health Sys. Proj.) Series 2010 A, 5.25% 1/15/21	4,790	5,073
Ohio Hosp. Facilities Rev. Series 2017 A:
5% 1/1/27	2,545	3,037
5% 1/1/29	5,000	5,998
Ohio Tpk. Commission Tpk. Rev. (Infastructure Proj.) Series 2005 A, 0% 2/15/42	11,600	4,529
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35 (Pre-Refunded to 12/1/18 @ 100)	5,200	5,340
Scioto County Hosp. Facilities Rev. Series 2016, 5% 2/15/29	2,315	2,632
Wood County Hosp. Facilities Rev. (Wood County Hosp. Assoc. Proj.) Series 2012:
5% 12/1/32	710	743
5% 12/1/42	900	931

TOTAL OHIO		99,891

Oklahoma - 1.0%
Canadian Cny Edl. Facilities Auth. (Mustang Pub. Schools Proj.) Series 2017:
5% 9/1/26	2,915	3,404
5% 9/1/27	7,020	8,153
Grand River Dam Auth. Rev. Series 2014 A:
5% 6/1/27	1,200	1,372
5% 6/1/28	1,500	1,713
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/25	1,050	1,218
5% 10/1/26	1,500	1,735
5% 10/1/27	1,190	1,372
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (OU Medicine Proj.) Series 2018 B:
5% 8/15/27 (d)	1,000	1,139
5% 8/15/28 (d)	1,000	1,142
5% 8/15/29 (d)	420	475
5% 8/15/33 (d)	1,100	1,222
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) Series 2012:
5% 2/15/23 (Pre-Refunded to 2/15/22 @ 100)	3,100	3,439
5% 2/15/42 (Pre-Refunded to 2/15/22 @ 100)	7,185	7,972
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev.:
Series 2010 A:
5% 1/1/21 (FSA Insured)	4,000	4,213
5% 1/1/22 (FSA Insured)	12,455	13,105
Series 2014 A:
5% 1/1/26	1,700	1,953
5% 1/1/27	6,000	6,877
5% 1/1/28	2,000	2,287
5% 1/1/29	1,570	1,791
Series 2014 B, 5% 1/1/27	2,145	2,459

TOTAL OKLAHOMA		67,041

Oregon - 0.1%
Clackamas County Hosp. Facility Auth.:
(Willamette View Proj.) Series 2017 B, 3% 11/15/22	755	758
(Williamette View, Inc.) Series 2017 A:
5% 11/15/37 (b)	500	542
5% 11/15/47 (b)	575	621
5% 11/15/52 (b)	575	619
Washington, Multnomah & Yamhill County School District #1J Series 2017, 5% 6/15/30	3,000	3,572

TOTAL OREGON		6,112

Pennsylvania - 3.7%
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 A, 7% 7/1/27 (Pre-Refunded to 7/1/20 @ 100)	7,570	8,423
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (a)	4,335	4,216
Series B, 1.8%, tender 8/15/22 (a)	5,765	5,545
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	3,300	3,842
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 1993 A, 6% 6/1/22 (AMBAC Insured)	3,930	3,956
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A, 5% 10/1/23	340	377
Series 2016 A:
5% 10/1/28	1,425	1,608
5% 10/1/29	1,540	1,730
5% 10/1/32	4,810	5,332
5% 10/1/36	7,785	8,505
5% 10/1/40	3,595	3,887
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/21	3,115	3,352
5% 3/1/22	2,000	2,190
Pennsylvania Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B, 5% 7/1/21	6,350	6,410
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2010 A, 1.5%, tender 4/2/18 (a)(c)	9,025	9,025
(Waste Mgmt., Inc. Proj.) Series 2013, 1.6%, tender 5/1/18 (a)(c)	6,500	6,498
(Waste Mgmt., Inc. Proj.) Series 2017 A, 1.7%, tender 8/3/20 (a)(c)	5,710	5,654
Pennsylvania Gen. Oblig.:
Series 2011, 5% 7/1/21	2,100	2,287
Series 2012, 5% 6/1/18	5,165	5,195
Series 2013, 5% 10/15/27	10,000	11,218
Series 2015 1, 5% 3/15/31	3,725	4,159
Series 2016, 5% 9/15/29	28,000	32,085
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Univ. of Penn Health Systems Proj.):
Series 2017 A:
5% 8/15/28	1,250	1,485
5% 8/15/30	2,150	2,528
Series 2017, 5% 8/15/27	1,200	1,431
(Univ. of Pennsylvania Health Sys. Proj.) Series 2009 A, 5.25% 8/15/21 (Pre-Refunded to 8/15/19 @ 100)	2,100	2,202
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of Harrisburg Proj.) Series 2016 A:
5% 12/1/28 (FSA Insured)	6,280	7,237
5% 12/1/33 (FSA Insured)	4,430	5,022
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2013 A2:
0% 12/1/28 (f)	1,250	1,368
0% 12/1/33 (f)	1,250	1,360
Series 2017 A1:
5% 12/1/22	500	559
5% 12/1/23	550	624
5% 12/1/29	1,500	1,746
5% 12/1/34	1,000	1,142
Philadelphia Arpt. Rev.:
Series 2010 C, 5% 6/15/18 (c)	1,000	1,007
Series 2017 B:
5% 7/1/30 (c)	1,770	2,025
5% 7/1/31 (c)	2,500	2,849
Philadelphia Gas Works Rev. Series 15:
5% 8/1/23	1,000	1,124
5% 8/1/24	750	855
5% 8/1/25	800	922
Philadelphia Gen. Oblig. Series 2015 B:
5% 8/1/27	3,000	3,417
5% 8/1/29	10,465	11,876
5% 8/1/30	11,025	12,481
5% 8/1/31	11,615	13,108
Philadelphia School District Series 2010 C:
5% 9/1/20	14,000	14,967
5% 9/1/21	6,000	6,349
Pittsburgh School District Series 2010 A:
5% 9/1/19 (FSA Insured)	1,500	1,569
5% 9/1/20 (FSA Insured)	1,000	1,075
Southcentral Pennsylvania Gen. Auth. Rev. 6% 6/1/25 (Pre-Refunded to 6/1/18 @ 100)	1,915	1,929
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2015 A, 5% 6/1/26	1,385	1,543

TOTAL PENNSYLVANIA		239,294

Rhode Island - 0.4%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2016 B:
5% 9/1/31	6,820	7,308
5% 9/1/36	320	337
Series 2016, 5% 5/15/39	5,140	5,548
Rhode Island Health & Edl. Bldg. Corp. Pub. Schools Rev. Series 2015, 5% 5/15/25 (FSA Insured)	8,225	9,436
Tobacco Setlement Fing. Corp. Series 2015 A:
5% 6/1/27	1,825	2,076
5% 6/1/28	2,400	2,709

TOTAL RHODE ISLAND		27,414

South Carolina - 1.3%
Beaufort-Jasper Wtr. & Swr. Sys. Series 2016 B:
5% 3/1/22	1,000	1,113
5% 3/1/24	1,000	1,153
5% 3/1/25	1,000	1,167
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/27	4,000	4,548
5% 12/1/29	3,250	3,673
South Carolina Jobs-Econ. Dev. Auth.:
(Anmed Health Proj.) Series 2016:
5% 2/1/22	2,200	2,430
5% 2/1/24	1,000	1,143
5% 2/1/26	1,700	1,991
(Anmed Heath Proj.) Series 2016, 5% 2/1/25	1,750	2,027
South Carolina Pub. Svc. Auth. Rev.:
Series 2013 E, 5.5% 12/1/53	6,525	7,179
Series 2014 A:
5% 12/1/49	2,700	2,875
5.5% 12/1/54	17,800	19,612
Series 2014 C:
5% 12/1/25	4,000	4,492
5% 12/1/26	4,000	4,485
5% 12/1/27	3,100	3,464
5% 12/1/46	3,645	3,905
Series 2016 B:
5% 12/1/35	6,435	7,120
5% 12/1/36	9,555	10,550
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38 (Pre-Refunded to 5/1/18 @ 100)	3,670	3,681

TOTAL SOUTH CAROLINA		86,608

South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Avera Health Proj.) Series 2017, 5% 7/1/23	1,000	1,133
(Sanford Health Proj.) Series 2009, 5.25% 11/1/18	1,000	1,019
Series 2014 B:
5% 11/1/24	1,235	1,422
5% 11/1/25	1,210	1,390
5% 11/1/26	200	228
Series 2017:
5% 7/1/24	450	517
5% 7/1/27	375	442
5% 7/1/33	1,750	2,005
5% 7/1/35	1,400	1,586

TOTAL SOUTH DAKOTA		9,742

Tennessee - 0.4%
Jackson Hosp. Rev.:
5.75% 4/1/41	945	948
5.75% 4/1/41 (Pre-Refunded to 4/1/18 @ 100)	2,555	2,555
Knox County Health Edl. & Hsg. Facilities Board Rev.:
Series 2016:
5% 9/1/22	1,205	1,323
5% 9/1/24	1,025	1,149
Series 2017:
5% 4/1/24	1,000	1,117
5% 4/1/25	1,355	1,527
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5.625% 7/1/20 (c)	5,000	5,395
Tennessee Engy Acq Corp. Bonds (Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (a)	12,085	12,914

TOTAL TENNESSEE		26,928

Texas - 11.3%
Arlington Spl. Tax Rev. Series 2018 C, 5% 2/15/45	3,045	3,214
Austin Arpt. Sys. Rev. Series 2014, 5% 11/15/29 (c)	2,770	3,093
Austin Cmnty. College District Rev.:
(Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	1,335	1,223
(Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20 (Pre-Refunded to 8/1/18 @ 100)	3,015	3,053
Austin Elec. Util. Sys. Rev. Series 2012 A, 5% 11/15/23	1,500	1,685
Central Reg'l. Mobility Auth.:
Series 2015 A:
5% 1/1/31	1,200	1,345
5% 1/1/32	1,000	1,117
5% 1/1/34	2,000	2,221
5% 1/1/40	5,500	6,049
Series 2016:
5% 1/1/31	2,375	2,671
5% 1/1/32	5,000	5,602
5% 1/1/35	3,335	3,705
5% 1/1/36	1,625	1,802
Cypress-Fairbanks Independent School District:
Bonds:
Series 2014 B2, 1.4%, tender 8/17/20 (a)	5,710	5,640
Series 2014 B3, 1.4%, tender 8/17/20 (a)	6,185	6,109
Series 2015 B1, 0.9%, tender 8/15/18 (a)	13,645	13,609
Series 2014 C, 5% 2/15/44	4,800	5,321
Series 2016:
5% 2/15/22	5,000	5,555
5% 2/15/23	5,000	5,653
5% 2/15/24	25,135	28,898
5% 2/15/25	21,430	24,996
5% 2/15/27	3,580	4,199
Dallas Area Rapid Transit Sales Tax Rev.:
Series 2007, 5.25% 12/1/29	7,345	9,100
5.25% 12/1/38 (Pre-Refunded to 12/1/18 @ 100)	3,830	3,923
5.25% 12/1/38 (Pre-Refunded to 12/1/18 @ 100)	2,870	2,940
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A, 5% 11/1/19	1,000	1,051
Series 2014 B:
5% 11/1/26 (c)	3,005	3,321
5% 11/1/27 (c)	1,280	1,412
5% 11/1/28 (c)	2,845	3,133
5% 11/1/30 (c)	5,435	5,960
5% 11/1/31 (c)	11,485	12,579
5% 11/1/32 (c)	14,530	15,901
5% 11/1/33 (c)	10,000	10,925
5% 11/1/34 (c)	2,365	2,582
Dallas Independent School District Bonds Series 2016 B6, 5%, tender 2/15/22 (a)	3,735	4,126
Denton Independent School District Series 2016, 0% 8/15/25	2,855	2,346
DeSoto Independent School District Series 2001, 0% 8/15/18	2,195	2,182
El Paso Gen. Oblig. Series 2014, 5% 8/15/18	4,095	4,147
Fort Bend Independent School District Bonds:
Series C, 1.35%, tender 8/1/20 (a)	3,180	3,132
Series D, 1.5%, tender 8/1/21 (a)	5,730	5,620
Fort Worth Independent School District:
Series 2015, 5% 2/15/22	2,840	3,150
Series 2016, 5% 2/15/26	3,635	4,280
Frisco Independent School District Series 2009, 5.375% 8/15/39 (Assured Guaranty Corp. Insured)	2,575	2,697
Grand Parkway Trans. Corp.:
Series 2013 B:
5% 4/1/53	1,165	1,276
5.25% 10/1/51	2,500	2,772
5.5% 4/1/53	5,900	6,655
Series 2013 C, 5.125% 10/1/43	2,500	2,762
Harris County Gen. Oblig. Series 2012 C:
5% 8/15/24	1,075	1,202
5% 8/15/25	3,860	4,302
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35 (Pre-Refunded to 12/1/18 @ 100)	2,400	2,489
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/20 (c)	8,000	8,526
Series 2012 A, 5% 7/1/23 (c)	2,400	2,641
Series 2018 A:
5% 7/1/26 (c)	1,685	1,941
5% 7/1/27 (c)	2,110	2,452
5% 7/1/28 (c)	1,000	1,171
Series 2018 B:
5% 7/1/28	3,200	3,839
5% 7/1/29	12,500	14,897
5% 7/1/30	6,575	7,797
Series A, 5.5% 7/1/39	6,000	6,056
Houston Gen. Oblig. Series 2017 A:
5% 3/1/23	2,155	2,429
5% 3/1/24	10,000	11,443
Houston Util. Sys. Rev.:
Series 2007, 5% 11/15/18	605	607
Series 2014 C, 5% 5/15/28	2,600	2,957
Series 2016 B, 5% 11/15/33	2,400	2,782
Irving Hosp. Auth. Hosp. Rev. Series 2017 A:
5% 10/15/24	500	562
5% 10/15/26	700	788
5% 10/15/27	500	561
5% 10/15/29	650	724
5% 10/15/31	1,020	1,129
5% 10/15/35	1,465	1,604
5% 10/15/36	995	1,087
5% 10/15/39	1,250	1,359
5% 10/15/44	1,485	1,614
Love Field Arpt. Modernization Rev. Series 2015:
5% 11/1/30 (c)	1,400	1,574
5% 11/1/31 (c)	3,160	3,547
Lower Colorado River Auth. Rev.:
Series 2015 B:
5% 5/15/25	6,810	7,889
5% 5/15/27	3,000	3,423
5% 5/15/28	2,930	3,335
5% 5/15/29	8,500	9,634
Series 2015 D:
5% 5/15/22	850	944
5% 5/15/23	700	789
5% 5/15/24	1,220	1,396
5% 5/15/26	1,400	1,610
Midway Independent School District Series 2000, 0% 8/15/19	1,400	1,368
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2008 A, 1.65%, tender 5/1/18 (a)(c)	6,400	6,398
New Hope Cultural Ed. Facilities Finc (Childrens Med. Ctr. of Dallas) Series 2017 A:
5% 8/15/24	2,020	2,324
5% 8/15/25	2,500	2,907
5% 8/15/26	1,550	1,817
5% 8/15/27	1,610	1,899
5% 8/15/30	2,400	2,800
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A:
5% 4/1/27	2,200	2,499
5% 4/1/28	1,435	1,621
North East Texas Independent School District Bonds Series 2013 B, 1.42%, tender 8/1/21 (a)	4,380	4,300
North Harris County Reg'l. Wtr. Auth. Series 2013:
4% 12/15/23	1,025	1,099
4% 12/15/24	1,825	1,947
North Texas Tollway Auth. Rev.:
(Sr. Lien Proj.) Series 2017 A:
5% 1/1/30	1,275	1,469
5% 1/1/33	1,320	1,523
(Sub Lien Proj.) Series 2017 B:
5% 1/1/30	485	557
5% 1/1/31	680	778
5% 1/1/32	3,000	3,446
Series 2011 A:
5.5% 9/1/41 (Pre-Refunded to 9/1/21 @ 100)	12,860	14,368
6% 9/1/41 (Pre-Refunded to 9/1/21 @ 100)	1,000	1,134
Series 2014 A:
5% 1/1/23	1,785	2,004
5% 1/1/24	5,000	5,705
Series 2015 B:
5% 1/1/29	10,000	11,317
5% 1/1/30	5,000	5,639
Series 2016 A, 5% 1/1/39	7,000	7,868
Plano Independent School District 5% 2/15/19	5,800	5,975
Rockwall Independent School District Series 2015, 0% 2/15/25	1,665	1,400
Sam Rayburn Muni. Pwr. Agcy. Series 2012, 5% 10/1/18	1,230	1,248
San Antonio Elec. & Gas Sys. Rev.:
Bonds Series 2015 B, 2%, tender 12/1/21 (a)	7,080	7,080
Series 2012, 5.25% 2/1/25	3,200	3,789
Series 2017:
5% 2/1/29	1,500	1,787
5% 2/1/30	1,000	1,188
5% 2/1/31	1,500	1,775
5% 2/1/33	1,200	1,408
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/23	4,800	5,358
5% 9/15/24	7,490	8,344
5% 9/15/25	9,295	10,330
San Antonio Wtr. Sys. Rev.:
Bonds Series 2014 B, 2%, tender 11/1/22 (a)	13,500	13,319
Series 2012, 5% 5/15/22	6,000	6,708
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009:
5% 10/1/19	3,045	3,194
5% 10/1/20 (Pre-Refunded to 10/1/19 @ 100)	2,180	2,287
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/25	1,000	1,130
5% 8/15/26	1,530	1,719
5% 8/15/28	1,620	1,810
5% 8/15/33	3,800	4,238
5.5% 9/1/43	5,350	5,868
5.75% 11/15/24 (Pre-Refunded to 11/15/18 @ 100)	5,665	5,808
5.75% 11/15/24 (Pre-Refunded to 11/15/18 @ 100)	2,660	2,729
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
(Christus Health Proj.) Series 2008 A, 6.25% 7/1/28 (Assured Guaranty Corp. Insured)	7,000	7,218
Series 2016 A:
5% 2/15/25	5,750	6,660
5% 2/15/34	2,100	2,409
Texas Gen. Oblig.:
Series 2011 A:
5% 8/1/19 (c)	1,545	1,609
5% 8/1/21 (c)	1,530	1,675
Series 2011 C:
5% 8/1/20 (c)	1,625	1,739
5% 8/1/21 (c)	1,460	1,599
Series 2013 B, 5% 8/1/25 (c)	12,075	13,610
Series 2014, 5% 8/1/26 (c)	5,170	5,909
5% 4/1/25 (Pre-Refunded to 4/1/18 @ 100)	285	285
5% 4/1/25 (Pre-Refunded to 4/1/18 @ 100)	2,915	2,915
Texas Private Activity Bond Surface Trans. Corp. Series 2013, 7% 12/31/38 (c)	16,000	18,816
Texas State Univ. Sys. Fing. Rev. Series 2017 A, 5% 3/15/29	4,665	5,513
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2015 A, 5%, tender 4/1/20 (a)	17,585	18,576
Texas Wtr. Dev. Board Rev. Series 2017 A:
5% 4/15/22	4,250	4,736
5% 4/15/25	6,235	7,292
5% 10/15/25	2,630	3,097
5% 4/15/26	4,320	5,112
5% 4/15/29	6,500	7,791
5% 4/15/30	17,500	20,896
Travis County Gen. Oblig. Series 2016 A, 5% 3/1/24	2,990	3,434
Univ. of Houston Univ. Revs.:
Series 2017 A, 5% 2/15/30	6,515	7,525
5.25% 2/15/25 (FSA Insured)	390	391
Univ. of Texas Board of Regents Sys. Rev.:
Series 2010, 5% 8/15/22	3,060	3,438
Series 2016 D:
5% 8/15/18	3,000	3,038
5% 8/15/20	2,000	2,150
5% 8/15/21	2,310	2,545
5% 8/15/22	2,500	2,809
Series 2016 E, 5% 8/15/22	2,685	3,017
Series 2016 J, 5% 8/15/22	3,190	3,584
Univ. of Texas Permanent Univ. Fund Rev. Series 2016 B:
5% 7/1/22	1,745	1,957
5% 7/1/29	1,790	2,103

TOTAL TEXAS		734,559

Utah - 0.2%
Riverton Hosp. Rev. (IHC Health Svcs., Inc.) Series 2009, 5% 8/15/18	2,500	2,531
Salt Lake City Arpt. Rev. Series 2017 A:
5% 7/1/26 (c)	1,155	1,331
5% 7/1/28 (c)	4,000	4,628
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/24 (Pre-Refunded to 9/1/22 @ 100)	3,000	3,373
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38 (Pre-Refunded to 6/15/18 @ 100)	4,235	4,266

TOTAL UTAH		16,129

Virginia - 1.0%
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 A, 5% 7/15/22	1,000	1,127
Fredericksburg Econ. Dev. Auth. Rev. Series 2014:
5% 6/15/27	1,300	1,451
5% 6/15/29	1,425	1,584
5% 6/15/33	1,520	1,677
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016:
4% 6/15/37	635	637
5% 6/15/32	1,800	2,003
5% 6/15/34	2,300	2,546
Virginia College Bldg. Auth. Edl. Facilities Rev.:
(21st Century College and Equip. Prog.) Series 2017 C, 5% 2/1/26	5,705	6,753
(Virginia Gen. Oblig.) Series 2017 E, 5% 2/1/30	9,140	10,952
Virginia Commonwealth Trans. Board Rev. (Virginia Gen. Oblig. Proj.) Series 2017 A:
5% 5/15/29	6,345	7,615
5% 5/15/30	12,395	14,818
Virginia Small Bus. Fing. Auth. (95 Express Lane LLC Proj.) Series 2012, 5% 1/1/40 (c)	7,600	8,104
Winchester Econ. Dev. Auth. Series 2015:
5% 1/1/32	2,000	2,263
5% 1/1/33	2,590	2,915

TOTAL VIRGINIA		64,445

Washington - 2.2%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A, 0% 6/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	1,717
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,906
Grant County Pub. Util. District #2 Series 2012 A:
5% 1/1/22	1,000	1,105
5% 1/1/23	1,000	1,115
5% 1/1/24	2,330	2,598
King County Highline School District # 401 Series 2009, 5% 12/1/18	8,690	8,884
King County Swr. Rev. Series 2009, 5.25% 1/1/42 (Pre-Refunded to 1/1/19 @ 100)	1,900	1,951
Port of Seattle Rev.:
Series 2016 B, 5% 10/1/29 (c)	4,750	5,417
Series 2016:
5% 2/1/27	1,240	1,448
5% 2/1/29	2,500	2,897
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (c)	885	984
Spokane County Wastewtr. Sys. Rev. Series 2009 A:
5% 12/1/18	1,255	1,283
5% 12/1/19	1,385	1,437
Tacoma Elec. Sys. Rev. Series 2017:
5% 1/1/29	1,080	1,275
5% 1/1/36	1,175	1,355
Washington Gen. Oblig.:
Series 2018 A, 5% 8/1/32	14,850	17,502
Series 2018 D:
5% 8/1/32	25,025	29,494
5% 8/1/33	22,065	25,906
Series R 97A, 0% 7/1/19 (Escrowed to Maturity)	3,440	3,367
Series R-2017 A:
5% 8/1/27	1,785	2,111
5% 8/1/28	1,785	2,102
5% 8/1/30	1,785	2,089
Washington Health Care Facilities Auth. Rev.:
( Providence Health Systems Proj.) Series 2018 B, 5% 10/1/28	2,000	2,374
(Overlake Hosp. Med. Ctr. Proj.) Series 2010, 5.5% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	2,200	2,378
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/25	245	280
5% 7/1/26	1,995	2,295
5% 7/1/29	3,190	3,685
5% 7/1/34	630	712
(Providence Health Systems Proj.) Series 2018 B, 5% 10/1/27	2,500	2,949
(Virginia Mason Med. Ctr. Proj.) Series 2017, 5% 8/15/28	3,700	4,235
(Virginia Mason Med. Ctr. Proj.) Series 2017, 5% 8/15/31	2,250	2,540
Series 2015, 5% 1/1/29	1,300	1,476
Washington Higher Ed. Facilities Auth. Rev.:
(Whitworth Univ. Proj.) Series 2016 A:
5% 10/1/29	565	638
5% 10/1/31	1,335	1,495
Series 2016 A, 5% 10/1/30	1,275	1,433

TOTAL WASHINGTON		145,433

West Virginia - 0.0%
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (Pre-Refunded to 12/1/18 @ 100)	1,400	1,436
Wisconsin - 0.8%
Pub. Fin. Auth. Sr Liv Rev. (Mary's Woods At Marylhurst, Inc. Proj.):
Series 2017 A:
5% 5/15/23 (b)	1,280	1,408
5% 5/15/30 (b)	1,170	1,276
5.25% 5/15/37 (b)	355	386
5.25% 5/15/42 (b)	435	472
5.25% 5/15/47 (b)	435	470
5.25% 5/15/52 (b)	815	878
Series 2017 B-1 3.95% 11/15/24 (b)	370	375
Series 2017 B-2, 3.5% 11/15/23 (b)	470	473
Series 2017 B-3, 3% 11/15/22 (b)	645	646
Wisconsin Gen. Oblig. Series 2008 D, 5.5% 5/1/26 (Pre-Refunded to 5/1/18 @ 100)	1,100	1,103
Wisconsin Health & Edl. Facilities:
Series 2010:
5.75% 7/1/30	1,265	1,356
5.75% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	735	799
Series 2014 A:
5% 11/15/24	8,765	10,117
5% 11/15/27	6,710	7,617
Series 2014:
5% 5/1/26	835	911
5% 5/1/28	1,800	1,940
5% 5/1/29	890	954
Series 2016, 4% 2/15/38	1,295	1,321
Series 2017 A:
5% 9/1/34	1,800	1,974
5% 9/1/36	2,165	2,364
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010, 5.5% 7/1/40 (Pre-Refunded to 7/1/20 @ 100)	1,800	1,946
Series 2013 B:
5% 7/1/25	1,000	1,117
5% 7/1/36	6,985	7,580
Series 2012:
5% 6/1/27	1,800	1,944
5% 6/1/32	1,025	1,098
5% 8/15/32 (Pre-Refunded to 8/15/22 @ 100)	1,650	1,854
5% 6/1/39	2,415	2,556

TOTAL WISCONSIN		54,935

Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	6,350	6,643
TOTAL MUNICIPAL BONDS
(Cost $5,803,695)		5,862,847

Municipal Notes - 7.5%
Connecticut - 0.0%
Tolland Gen. Oblig. BAN Series 2017, 2% 5/24/18	2,400	$2,401
Illinois - 0.4%
Chicago Board of Ed. Participating VRDN Series Floaters XG 01 08, 1.76% 4/5/18 (Liquidity Facility Barclays Bank PLC) (a)(g)	25,360	25,360
Massachusetts - 0.1%
Webster Gen. Oblig. BAN Series 2017 B, 2.25% 10/12/18	4,200	4,211
New Jersey - 1.0%
Carteret Gen. Oblig. BAN Series 2017, 2.5% 10/25/18	5,250	5,272
Hackensack City Tax Appeal Nts BAN Series 2017, 1.5% 4/18/18	10,045	10,044
Holmdel Township Gen. Oblig. BAN Series 2017, 2.5% 10/26/18	3,886	3,903
Howell Township Gen. Oblig. BAN Series 2017 A, 3% 10/17/18	13,130	13,222
Maple Shade Township BAN Series 2017, 2.25% 9/7/18	3,970	3,976
Millstone Township Gen. Oblig. BAN Series 2017, 2.25% 9/12/18	3,978	3,986
New Brunswick Gen. Oblig. BAN Series 2017, 2% 6/4/18	17,100	17,108
Roselle County of Union BAN Series 2017, 2.25% 9/14/18	4,300	4,308
South Brunswick Township BAN Series 2017, 2.25% 10/2/18	4,500	4,512

TOTAL NEW JERSEY		66,331

New York - 4.9%
Broome County Gen. Oblig. BAN 2.5% 5/4/18	31,200	31,219
Canastota Central School District BAN Series 2017, 2.5% 7/20/18	5,400	5,412
Canton Cent School District BAN Series 2017, 2.25% 6/29/18	4,950	4,956
Central Valley Central School District BAN Series 2017, 2.5% 6/29/18	9,100	9,114
Copiague Union Free School District TAN Series 2017, 2% 6/21/18	9,100	9,107
Corning School District Gen. Oblig. BAN Series 2017 B, 2.25% 6/21/18	7,100	7,110
East Aurora Union Free School District BAN Series A, 2.25% 8/1/18	3,600	3,607
Elmira City School District BAN Series B, 2.25% 6/28/18	4,900	4,905
Gloversville School District BAN Series 2017, 2.25% 10/19/18	6,800	6,820
Jamestown City School District BAN Series 2017, 2.5% 6/21/18	20,300	20,327
Lansingburgh Central School District BAN Series 2017, 2.5% 7/20/18	5,900	5,913
Lyons Cent School District BAN Series 2017, 2.25% 6/29/18	4,200	4,204
Marcellus Central School District BAN Series 2017, 2.25% 6/29/18	4,100	4,105
Nassau County Gen. Oblig. TAN Series 2017 B, 3% 9/18/18	7,800	7,849
North Tonawanda City School District BAN Series 2017, 2.2% 8/24/18	9,200	9,220
Queensbury Union Free School District BAN Series 2017, 2.5% 7/13/18	9,700	9,722
Red Creek Central School District BAN Series 2017, 2.25% 6/29/18	6,400	6,406
Rome City School District BAN Series 2017, 2.25% 8/3/18	12,500	12,516
Schoharie County BAN Series 2017, 2.5% 11/8/18	11,000	11,054
South Glens Falls Central School District BAN Series 2017 A, 2.25% 7/27/18	11,400	11,416
Suffolk County Gen. Oblig. TAN:
Series 2017 I, 2.25% 9/27/18	55,900	56,048
Series 2017, 2.5% 7/25/18	29,600	29,674
Syracuse Gen. Oblig. RAN:
Series 2017, 2.25% 6/29/18	25,500	25,536
Series B, 2.25% 7/10/18	21,600	21,630

TOTAL NEW YORK		317,870

Ohio - 0.2%
Avon Lake BAN Series 2017, 2.5% 7/11/18	8,500	8,516
Brunswick Ohio City School District BAN Series 2017, 2.5% 5/31/18	5,000	5,006

TOTAL OHIO		13,522

Texas - 0.9%
Texas Gen. Oblig. TRAN Series 2017, 4% 8/30/18	58,900	59,493
TOTAL MUNICIPAL NOTES
(Cost $489,968)		489,188
	Shares	Value (000s)

Money Market Funds - 0.8%
Fidelity Municipal Cash Central Fund, 1.59% (h)(i)
(Cost $51,000)	50,994,901	51,000
TOTAL INVESTMENT IN SECURITIES - 98.4%
(Cost $6,344,663)		6,403,035
NET OTHER ASSETS (LIABILITIES) - 1.6%		102,623
NET ASSETS - 100%		$6,505,658

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

RAN – REVENUE ANTICIPATION NOTE

TAN – TAX ANTICIPATION NOTE

TRAN – BOND ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $51,447,000 or 0.8% of net assets.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (g) Provides evidence of ownership in one or more underlying municipal bonds.

 (h) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Municipal Cash Central Fund	$94
Total	$94

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Municipal Securities	$6,352,035	$--	$6,352,035	$--
Money Market Funds	51,000	51,000	--	--
Total Investments in Securities:	$6,403,035	$51,000	$6,352,035	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Global Credit Fund

March 31, 2018

GLB-QTLY-0518
1.939066.105

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 80.0%
		Principal Amount(a)	Value
Argentina - 0.5%
YPF SA 8.5% 3/23/21 (Reg. S)		$200,000	$218,420
Belgium - 0.7%
Anheuser-Busch InBev SA NV 1.75% 3/7/25 (Reg. S)	GBP	220,000	300,255
British Virgin Islands - 1.7%
Proven Glory Capital Ltd. 3.25% 2/21/22 (Reg. S)		550,000	536,851
Sinopec Group Overseas Development 2.5% 9/13/22 (Reg. S)		200,000	190,634

TOTAL BRITISH VIRGIN ISLANDS			727,485

Canada - 3.6%
Cenovus Energy, Inc.:
3% 8/15/22		373,000	359,397
4.25% 4/15/27		389,000	378,930
Encana Corp. 3.9% 11/15/21		400,000	405,094
TELUS Corp. 3.7% 9/15/27		400,000	396,839

TOTAL CANADA			1,540,260

Cayman Islands - 1.0%
Banco Do Brasil SA 4.625% 1/15/25 (b)		200,000	195,100
Three Gorges Finance II (Cayman Islands) Ltd. 1.3% 6/21/24 (Reg. S)	EUR	175,000	217,136

TOTAL CAYMAN ISLANDS			412,236

Denmark - 3.0%
Nykredit Realkredit A/S 4% 6/3/36 (Reg. S) (c)	EUR	400,000	532,356
TDC A/S 3.5% 2/26/3015 (Reg. S) (c)	EUR	270,000	332,939
Vestas Wind Systems A/S 2.75% 3/11/22 (Reg. S)	EUR	325,000	422,909

TOTAL DENMARK			1,288,204

France - 2.9%
Carmila SA 2.125% 3/7/28 (Reg. S)	EUR	300,000	367,295
Lagardere S.C.A.:
1.625% 6/21/24 (Reg. S)	EUR	500,000	605,318
2.75% 4/13/23 (Reg. S)	EUR	200,000	258,920

TOTAL FRANCE			1,231,533

Germany - 1.7%
alstria office REIT-AG 1.5% 11/15/27 (Reg. S)	EUR	400,000	473,345
TLG Immobilien AG 1.375% 11/27/24 (Reg. S)	EUR	200,000	243,637

TOTAL GERMANY			716,982

Ireland - 4.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.3% 1/23/23		350,000	340,272
4.625% 7/1/22		210,000	215,217
AIB Group PLC 1.5% 3/29/23	EUR	150,000	185,418
Aquarius + Investments PLC for Swiss Reinsurance Co. Ltd. 6.375% 9/1/24 (c)		600,000	616,500
Shire Acquisitions Investments Ireland DAC 3.2% 9/23/26		400,000	372,741

TOTAL IRELAND			1,730,148

Italy - 0.8%
Banca Monte dei Paschi di Siena SpA 5.375% 1/18/28 (c)	EUR	150,000	175,801
Wind Tre SpA 3.125% 1/20/25 (Reg. S)	EUR	146,000	158,313

TOTAL ITALY			334,114

Luxembourg - 3.1%
Alpha Trains Finance SA 2.064% 6/30/25	EUR	255,000	322,297
Altice SA 7.25% 5/15/22 (Reg. S)	EUR	100,000	119,354
Richemont International SA 1% 3/26/26 (Reg. S)	EUR	300,000	367,474
SELP Finance SARL 1.25% 10/25/23 (Reg. S)	EUR	435,000	534,925

TOTAL LUXEMBOURG			1,344,050

Mexico - 3.5%
BBVA Bancomer SA 7.25% 4/22/20 (Reg. S)		350,000	371,959
Gruma S.A.B. de CV 4.875% 12/1/24 (Reg. S)		200,000	207,000
Petroleos Mexicanos:
2.5% 8/21/21 (Reg. S)	EUR	350,000	446,807
3.75% 2/21/24 (Reg. S)	EUR	350,000	456,245

TOTAL MEXICO			1,482,011

Netherlands - 7.1%
ABN AMRO Bank NV 4.4% 3/27/28 (Reg. S) (c)		400,000	401,704
Demeter Investments BV 5.625% 8/15/52 (Reg. S) (c)		200,000	203,245
Deutsche Annington Finance BV:
1.5% 3/22/26	EUR	200,000	246,557
5% 10/2/23 (b)		314,000	324,660
Mylan NV 2.25% 11/22/24 (Reg. S)	EUR	200,000	252,619
Petrobras Global Finance BV:
4.75% 1/14/25	EUR	100,000	133,526
6.125% 1/17/22		236,000	251,812
Samvardhana Motherson Automotive Systems Group BV 1.8% 7/6/24 (Reg. S)	EUR	400,000	468,762
Teva Pharmaceutical Finance Netherlands III BV:
0.375% 7/25/20 (Reg. S)	EUR	106,000	126,831
1.25% 3/31/23 (Reg. S)	EUR	400,000	445,177
4.5% 3/1/25 (Reg. S)	EUR	150,000	185,029

TOTAL NETHERLANDS			3,039,922

Portugal - 0.2%
Banco Espirito Santo SA 4% 1/21/19 (Reg. S) (d)	EUR	200,000	73,827
Spain - 0.6%
CaixaBank SA 2.75% 7/14/28 (Reg. S) (c)	EUR	200,000	257,841
Sweden - 0.3%
Securitas AB 1.125% 2/20/24 (Reg. S)	EUR	100,000	123,560
Switzerland - 3.8%
Credit Suisse Group AG 5.75% 9/18/25 (Reg. S) (c)	EUR	730,000	1,001,276
UBS AG 4.75% 2/12/26 (Reg. S) (c)	EUR	457,000	618,547

TOTAL SWITZERLAND			1,619,823

United Kingdom - 5.5%
Annington Funding PLC 2.646% 7/12/25 (Reg. S)	GBP	150,000	208,556
CYBG PLC 3.125% 6/22/25 (Reg. S) (c)	GBP	100,000	139,818
HSBC Holdings PLC 2.256% 11/13/26 (Reg. S) (c)	GBP	300,000	409,637
Imperial Tobacco Finance PLC 8.125% 3/15/24	GBP	200,000	366,483
SKY PLC 2.25% 11/17/25 (Reg. S)	EUR	160,000	211,319
TalkTalk Telecom Group PLC 5.375% 1/15/22 (Reg. S)	GBP	100,000	139,074
Tesco PLC:
5% 3/24/23	GBP	200,000	308,074
6.125% 2/24/22	GBP	100,000	157,901
Travis Perkins PLC:
4.375% 9/15/21 (Reg. S)	GBP	150,000	217,993
4.5% 9/7/23 (Reg. S)	GBP	140,000	200,371

TOTAL UNITED KINGDOM			2,359,226

United States of America - 35.9%
Abbott Laboratories 3.75% 11/30/26		400,000	397,604
Ally Financial, Inc. 4.125% 2/13/22		570,000	567,150
American Airlines, Inc. 3.75% 10/15/25		225,000	219,645
Anadarko Petroleum Corp. 4.85% 3/15/21		16,000	16,633
Antero Resources Corp. 5% 3/1/25		400,000	401,000
Ares Capital Corp. 4.25% 3/1/25		500,000	485,503
AT&T, Inc. 5.45% 3/1/47		360,000	381,480
Bank of America Corp. 3.95% 4/21/25		215,000	212,991
Becton, Dickinson & Co. 3.363% 6/6/24		400,000	384,837
Brandywine Operating Partnership LP:
3.95% 2/15/23		41,000	41,352
4.1% 10/1/24		110,000	109,900
Brixmor Operating Partnership LP 4.125% 6/15/26		26,000	25,484
CBRE Group, Inc. 4.875% 3/1/26		140,000	146,741
CEMEX Finance LLC 4.625% 6/15/24	EUR	100,000	131,186
Citigroup, Inc.:
4.3% 11/20/26		82,000	81,993
4.45% 9/29/27		400,000	404,463
5.5% 9/13/25		246,000	266,598
Cleco Corporate Holdings LLC 3.743% 5/1/26		400,000	380,510
CVS Health Corp.:
3.7% 3/9/23		109,000	109,335
4.1% 3/25/25		88,000	88,547
DCP Midstream LLC 4.75% 9/30/21 (b)		563,000	567,926
DDR Corp. 4.7% 6/1/27		400,000	407,276
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 4.42% 6/15/21 (b)		360,000	369,210
Discover Financial Services:
3.75% 3/4/25		400,000	388,046
5.2% 4/27/22		150,000	157,248
Dolphin Subsidiary II, Inc. 7.25% 10/15/21		380,000	411,825
Emera U.S. Finance LP 3.55% 6/15/26		400,000	381,764
Exelon Corp. 3.497% 6/1/22 (c)		600,000	594,061
Express Scripts Holding Co. 3.4% 3/1/27		400,000	375,563
Goldman Sachs Group, Inc. 4.25% 10/21/25		127,000	127,583
Merrill Lynch & Co., Inc. 5.5% 11/22/21	GBP	245,000	383,970
Michael Kors U.S.A., Inc. 4% 11/1/24 (b)		162,000	161,977
Morgan Stanley:
3.95% 4/23/27		156,000	151,794
4.35% 9/8/26		150,000	150,977
5% 11/24/25		355,000	371,022
NextEra Energy Partners LP 4.25% 9/15/24 (b)		400,000	388,000
Omega Healthcare Investors, Inc. 4.95% 4/1/24		400,000	408,110
Reynolds American, Inc.:
4.45% 6/12/25		329,000	338,257
7.25% 6/15/37		195,000	255,976
Southern Co. 3.25% 7/1/26		400,000	379,854
Sunoco Logistics Partner Operations LP 4% 10/1/27		400,000	378,674
The Mosaic Co. 4.25% 11/15/23		400,000	407,798
The Williams Companies, Inc. 4.55% 6/24/24		400,000	402,788
Time Warner Cable, Inc. 4.5% 9/15/42		405,000	350,229
Toll Brothers Finance Corp. 4.875% 3/15/27		500,000	487,500
Unum Group 4% 3/15/24		555,000	562,263
Voya Financial, Inc. 3.65% 6/15/26		375,000	365,305
Western Gas Partners LP 4% 7/1/22		370,000	369,038
Willis Group North America, Inc. 3.6% 5/15/24		380,000	373,645

TOTAL UNITED STATES OF AMERICA			15,320,631

TOTAL NONCONVERTIBLE BONDS
(Cost $34,125,077)			34,120,528

U.S. Government and Government Agency Obligations - 0.6%
U.S. Treasury Obligations - 0.6%
U.S. Treasury Bonds:
2.5% 2/15/45 (e)		$135,000	$122,999
5% 5/15/37		50,000	65,809
U.S. Treasury Notes 1.625% 7/31/20 (f)		50,000	49,190
			237,998
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $241,977)			237,998

Foreign Government and Government Agency Obligations - 3.2%
Indonesia - 1.6%
Indonesian Republic 2.625% 6/14/23	EUR	$530,000	$692,407
United Kingdom - 1.6%
United Kingdom, Great Britain and Northern Ireland:
1.5% 7/22/47 (e)	GBP	115,000	153,678
4.25% 3/7/36 (f)	GBP	275,000	540,768

TOTAL UNITED KINGDOM			694,446

TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,264,059)			1,386,853
		Shares	Value

Nonconvertible Preferred Stocks - 0.7%
United Kingdom - 0.7%
Nationwide Building Society 10.25% (g)
(Cost $281,170)		1,350	295,472
		Principal Amount(a)	Value

Preferred Securities - 13.6%
Australia - 0.5%
QBE Insurance Group Ltd. 5.25% (Reg. S) (c)(h)		200,000	196,554
Belgium - 0.4%
KBC Groep NV 5.625% (c)(h)	EUR	150,000	191,464
Canada - 0.5%
Bank of Nova Scotia 4.65% (c)(h)		200,000	193,119
France - 3.0%
AXA SA:
3.941% (c)(h)	EUR	156,000	209,082
6.463% (Reg. S) (c)(h)		128,000	128,855
BNP Paribas SA 6.75% (Reg. S) (c)(h)		200,000	210,410
Credit Agricole Assurances SA 4.25% (Reg. S) (c)(h)	EUR	300,000	402,712
Danone SA 1.75% (Reg. S) (c)(h)	EUR	100,000	121,948
Total SA 2.625% (Reg. S) (c)(h)	EUR	175,000	221,238

TOTAL FRANCE			1,294,245

Germany - 0.6%
Deutsche Bank AG 6% (Reg. S) (c)(h)	EUR	200,000	259,067
Italy - 0.9%
Assicurazioni Generali SpA 6.416% (c)(h)	GBP	250,000	377,583
Luxembourg - 0.6%
Grand City Properties SA 3.75% (c)(h)	EUR	200,000	261,804
Netherlands - 1.5%
Stichting AK Rabobank Certificaten 6.5% (Reg. S) (h)	EUR	125,000	188,110
Volkswagen International Finance NV:
2.5%(Reg. S) (c)(h)	EUR	175,000	217,659
2.7%(Reg. S) (c)(h)	EUR	200,000	251,003

TOTAL NETHERLANDS			656,772

United Kingdom - 5.6%
Aviva PLC 6.125% (c)(h)	GBP	280,000	443,752
Barclays Bank PLC 7.625% 11/21/22		578,000	650,200
Barclays PLC:
6.625% (c)(h)		200,000	205,112
7.875% (Reg. S) (c)(h)	GBP	200,000	306,498
HSBC Holdings PLC 5.25% (c)(h)	EUR	250,000	337,544
Pennon Group PLC 2.875% (Reg. S) (c)(h)	GBP	300,000	427,392

TOTAL UNITED KINGDOM			2,370,498

TOTAL PREFERRED SECURITIES
(Cost $5,603,107)			5,801,106
		Shares	Value

Money Market Funds - 0.6%
Fidelity Cash Central Fund, 1.72% (i)
(Cost $246,903)		246,853	246,903

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount	Value
Put Options - 0.1%
Option with an exercise rate of 3.125% on a credit default swap with BNP Paribas to buy protection on the 5-Year iTraxx Europe Crossover Series 28 Index expiring December 2022, paying 5% quarterly	6/20/18	EUR 4,810,000	$56,058
TOTAL PURCHASED SWAPTIONS
(Cost $75,250)			56,058
TOTAL INVESTMENT IN SECURITIES - 98.8%
(Cost $41,837,543)			42,144,918
NET OTHER ASSETS (LIABILITIES) - 1.2%			510,696
NET ASSETS - 100%			$42,655,614

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Bond Index Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	2	June 2018	$199,105	$3,097	$3,097
ICE Long Gilt Contracts (United Kingdom)	2	June 2018	344,633	2,990	2,990
ICE Medium Gilt Contracts (United Kingdom)	2	June 2018	316,517	38	38
TOTAL BOND INDEX CONTRACTS					6,125
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	13	June 2018	2,763,922	1,803	1,803
CBOT Long Term U.S. Treasury Bond Contracts (United States)	9	June 2018	1,319,625	37,731	37,731
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	18	June 2018	2,888,438	95,726	95,726
TME 10 Year Canadian Note Contracts (Canada)	6	June 2018	620,654	12,117	12,117
TOTAL TREASURY CONTRACTS					147,377

TOTAL PURCHASED					153,502

Sold
Bond Index Contracts
Eurex Euro-Bobl Contracts (Germany)	14	June 2018	2,260,952	(14,812)	(14,812)
Eurex Euro-Bund Contracts (Germany)	8	June 2018	1,569,365	(8,543)	(8,543)
Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	3	June 2018	610,475	(1,991)	(1,991)
TOTAL BOND INDEX CONTRACTS					(25,346)
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	13	June 2018	1,574,828	(11,558)	(11,558)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	19	June 2018	2,174,758	(3,944)	(3,944)
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	6	June 2018	779,156	(11,997)	(11,997)
TOTAL TREASURY CONTRACTS					(27,499)

TOTAL SOLD					(52,845)

TOTAL FUTURES CONTRACTS					$100,657

The notional amount of futures purchased as a percentage of Net Assets is 19.8%

The notional amount of futures sold as a percentage of Net Assets is 21.0%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/(Depreciation)
AUD	17,000	USD	13,189	State Street Bank And Tr Co	5/18/18	$(131)
EUR	206,000	USD	255,424	BNP Paribas SA	5/18/18	(1,128)
EUR	263,000	USD	326,885	BNP Paribas SA	5/18/18	(2,226)
EUR	19,000	USD	23,450	BNP Paribas SA	5/18/18	4
EUR	139,000	USD	173,575	BNP Paribas SA	5/18/18	(1,987)
EUR	22,000	USD	27,140	Citibank, N.A.	5/18/18	18
EUR	416,000	USD	515,403	JPMorgan Chase Bank, N.A.	5/18/18	(1,875)
EUR	104,000	USD	127,722	JPMorgan Chase Bank, N.A.	5/18/18	660
EUR	59,000	USD	73,133	Royal Bank Of Canada	5/18/18	(301)
EUR	283,000	USD	353,121	State Street Bank And Tr Co	5/18/18	(3,774)
EUR	208,000	USD	257,687	State Street Bank And Tr Co	5/18/18	(923)
GBP	6,000	USD	8,335	BNP Paribas SA	5/18/18	98
GBP	16,000	USD	22,778	Canadian Imperial Bk Commerce	5/18/18	(288)
GBP	29,000	USD	40,100	JPMorgan Chase Bank, N.A.	5/18/18	662
GBP	165,000	USD	230,955	Royal Bank Of Canada	5/18/18	969
GBP	73,000	USD	101,424	State Street Bank And Tr Co	5/18/18	1,185
GBP	100,000	USD	138,653	State Street Bank And Tr Co	5/18/18	1,908
USD	27,664	AUD	35,000	JPMorgan Chase Bank, N.A.	5/18/18	781
USD	26,972	CAD	34,000	BNP Paribas SA	5/18/18	559
USD	390,244	EUR	315,000	BNP Paribas SA	5/18/18	1,395
USD	23,520	EUR	19,000	Canadian Imperial Bk Commerce	5/18/18	66
USD	454,230	EUR	369,000	Canadian Imperial Bk Commerce	5/18/18	(1,279)
USD	200,297	EUR	161,000	Goldman Sachs Bank USA	5/18/18	1,552
USD	13,852,000	EUR	11,154,865	JPMorgan Chase Bank, N.A.	5/18/18	81,960
USD	450,606	EUR	365,000	JPMorgan Chase Bank, N.A.	5/18/18	35
USD	28,531	EUR	23,000	JPMorgan Chase Bank, N.A.	5/18/18	139
USD	216,152	EUR	174,000	State Street Bank And Tr Co	5/18/18	1,359
USD	186,858	EUR	151,000	State Street Bank And Tr Co	5/18/18	457
USD	94,350	EUR	76,000	State Street Bank And Tr Co	5/18/18	532
USD	243,000	EUR	197,000	State Street Bank And Tr Co	5/18/18	(186)
USD	5,819,000	GBP	4,147,911	JPMorgan Chase Bank, N.A.	5/18/18	(11,324)
USD	175,728	GBP	125,000	State Street Bank And Tr Co	5/18/18	27
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$68,944
					Unrealized Appreciation	94,366
					Unrealized Depreciation	(25,422)

Swaps

Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty(2)	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount(3)	Value	Upfront Premium Received/(Paid)(4)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
5-Year iTraxx Europe Series 25 Index		Jun. 2021	ICE	(1%)	Quarterly	EUR 1,000,000	$(13,353)	$0	$(13,353)
Accor SA		Jun. 2022	Citibank, N.A.	(1%)	Quarterly	EUR 500,000	(14,257)	9,335	(4,922)
Carlsberg Breweries A/S		Jun. 2022	BNP Paribas SA	(1%)	Quarterly	EUR 500,000	(17,099)	16,170	(929)
Energias De Portugal SA		Jun. 2022	JPMorgan Chase Bank, N.A.	(5%)	Quarterly	EUR 400,000	(93,205)	87,357	(5,848)
Gas Natural Capital Markets SA		Jun. 2022	BNP Paribas SA	(1%)	Quarterly	EUR 500,000	(12,106)	12,127	21
Royal Bank Of Scotland Grp PLC (Ungtd)		Jun. 2022	BNP Paribas SA	(1%)	Quarterly	EUR 550,000	(9,235)	(12,549)	(21,784)
Santander Issuances SA Unipersonal		Jun. 2022	BNP Paribas SA	(1%)	Quarterly	EUR 500,000	1,123	(10,797)	(9,674)
Standard Chartered PLC		Jun. 2021	Goldman Sachs Bank USA	(1%)	Quarterly	EUR 550,000	(11,197)	(36,479)	(47,676)
TOTAL BUY PROTECTION							(169,329)	65,164	(104,165)
Sell Protection
5-Year iTraxx Europe Senior Financial Series 25 Index	NR	Jun. 2021	ICE	1%	Quarterly	EUR 1,000,000	21,930	0	21,930
Intesa Sanpaolo Spa	Ba1	Dec. 2021	JPMorgan Chase Bank, N.A.	1%	Quarterly	EUR 225,000	(4,995)	18,568	13,573
TOTAL SELL PROTECTION							16,935	18,568	35,503

TOTAL CREDIT DEFAULT SWAPS							$(152,394)	$83,732	$(68,662)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) Swaps with Intercontinental Exchange (ICE) are centrally cleared over-the-counter (OTC) swaps.

 (3) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

 (4) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(4)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
1.25%	Semi - annual	6-month EURIBOR(3)	Semi - annual	LCH	Jun. 2033	EUR 1,700,000	$8,336	$0	$8,336

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Currency Abbreviations

EUR – European Monetary Unit

CAD – Canadian dollar

GBP – British pound

AUD – Australian dollar

USD – U.S. dollar

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,006,873 or 4.7% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Non-income producing - Security is in default.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $164,186.

 (f) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $155,376.

 (g) Non-income producing

 (h) Security is perpetual in nature with no stated maturity date.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,742
Fidelity Mortgage Backed Securities Central Fund	215
Total	$2,957

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Financials	$295,472	$--	$295,472	$--
Corporate Bonds	34,120,528	--	34,120,528	--
U.S. Government and Government Agency Obligations	237,998	--	237,998	--
Foreign Government and Government Agency Obligations	1,386,853	--	1,386,853	--
Preferred Securities	5,801,106	--	5,801,106	--
Money Market Funds	246,903	246,903	--	--
Purchased Swaptions	56,058	--	56,058	--
Total Investments in Securities:	$42,144,918	$246,903	$41,898,015	$--
Derivative Instruments:
Assets
Forward Foreign Currency Contracts	$94,366	$--	$94,366	$--
Futures Contracts	153,502	153,502	--	--
Swaps	31,389	--	31,389	--
Total Assets	$279,257	$153,502	$125,755	$--
Liabilities
Forward Foreign Currency Contracts	$(25,422)	$--	$(25,422)	$--
Futures Contracts	(52,845)	(52,845)	--	--
Swaps	(175,447)	--	(175,447)	--
Total Liabilities	$(253,714)	$(52,845)	$(200,869)	$--
Total Derivative Instruments:	$25,543	$100,657	$(75,114)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Derivative Instruments

Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, such as forward foreign currency contracts, options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies. Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market. Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract’s exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to potential credit events. Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Swaps.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Multi-Asset Income Fund

March 31, 2018

AMAI-QTLY-0518
1.9865901.102

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 15.9%
	Principal Amount	Value
Convertible Bonds - 4.1%
CONSUMER DISCRETIONARY - 4.1%
Media - 4.1%
DISH Network Corp. 3.375% 8/15/26	$1,235,000	$1,189,552
Liberty Media Corp. 1.375% 10/15/23	575,000	659,353
		1,848,905
Nonconvertible Bonds - 11.8%
CONSUMER DISCRETIONARY - 1.6%
Diversified Consumer Services - 0.7%
Laureate Education, Inc. 8.25% 5/1/25 (a)	300,000	321,750
Media - 0.9%
21st Century Fox America, Inc. 7.75% 12/1/45	10,000	15,010
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 4.908% 7/23/25	5,000	5,107
Time Warner Cable, Inc. 6.55% 5/1/37	5,000	5,614
Viacom, Inc. 6.25% 2/28/57 (b)	380,000	385,700
		411,431
TOTAL CONSUMER DISCRETIONARY		733,181
CONSUMER STAPLES - 1.6%
Beverages - 0.1%
Constellation Brands, Inc. 4.25% 5/1/23	30,000	30,719
Food & Staples Retailing - 0.3%
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	125,000	117,796
CVS Health Corp.:
4.1% 3/25/25	5,000	5,031
4.3% 3/25/28	6,000	6,037
4.78% 3/25/38	2,000	2,024
5.05% 3/25/48	3,000	3,149
		134,037
Food Products - 1.2%
CF Industries Holdings, Inc. 5.15% 3/15/34	595,000	566,738
TOTAL CONSUMER STAPLES		731,494
ENERGY - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Denbury Resources, Inc. 9% 5/15/21 (a)	240,000	246,000
Petroleos Mexicanos:
5.625% 1/23/46	260,000	231,863
6.75% 9/21/47	14,000	14,166
The Williams Companies, Inc. 5.75% 6/24/44	20,000	21,150
		513,179
FINANCIALS - 1.2%
Banks - 0.1%
Royal Bank of Scotland Group PLC 6% 12/19/23	30,000	31,947
Capital Markets - 0.2%
Goldman Sachs Group, Inc. 5.15% 5/22/45	30,000	32,311
Lazard Group LLC 4.25% 11/14/20	10,000	10,277
Morgan Stanley 5% 11/24/25	30,000	31,354
		73,942
Diversified Financial Services - 0.9%
Chobani LLC/Finance Corp., Inc. 7.5% 4/15/25 (a)	405,000	417,150
TOTAL FINANCIALS		523,039
HEALTH CARE - 2.5%
Health Care Providers & Services - 0.0%
HCA Holdings, Inc. 6.5% 2/15/20	10,000	10,488
Pharmaceuticals - 2.5%
Valeant Pharmaceuticals International, Inc.:
5.625% 12/1/21 (a)	735,000	701,925
5.875% 5/15/23 (a)	465,000	412,688
		1,114,613
TOTAL HEALTH CARE		1,125,101
INDUSTRIALS - 1.4%
Aerospace & Defense - 0.8%
Bombardier, Inc. 7.5% 3/15/25 (a)	355,000	364,319
Commercial Services & Supplies - 0.6%
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (a)	240,000	250,500
TOTAL INDUSTRIALS		614,819
MATERIALS - 1.0%
Chemicals - 1.0%
TPC Group, Inc. 8.75% 12/15/20 (a)	465,000	467,186
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Equity One, Inc. 3.75% 11/15/22	30,000	30,199
Omega Healthcare Investors, Inc. 4.5% 4/1/27	17,000	16,370
		46,569
Real Estate Management & Development - 0.0%
Liberty Property LP 4.75% 10/1/20	20,000	20,687
TOTAL REAL ESTATE		67,256
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 1.0%
SFR Group SA 6% 5/15/22 (a)	470,000	459,416
Wireless Telecommunication Services - 0.1%
Sprint Communications, Inc. 7% 3/1/20 (a)	25,000	26,250
TOTAL TELECOMMUNICATION SERVICES		485,666
UTILITIES - 0.2%
Electric Utilities - 0.1%
FirstEnergy Corp. 7.375% 11/15/31	30,000	39,428
Independent Power and Renewable Electricity Producers - 0.1%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	30,000	32,513
TOTAL UTILITIES		71,941

TOTAL NONCONVERTIBLE BONDS		5,332,862

TOTAL CORPORATE BONDS
(Cost $7,277,530)		7,181,767

U.S. Government and Government Agency Obligations - 38.2%
U.S. Treasury Inflation-Protected Obligations - 5.4%
U.S. Treasury Inflation-Indexed Bonds 0.75% 2/15/45	327,359	315,023
U.S. Treasury Inflation-Indexed Notes:
0.375% 7/15/25	$440,038	$434,067
0.375% 1/15/27	870,141	847,056
0.625% 1/15/26	849,132	848,136

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		2,444,282

U.S. Treasury Obligations - 32.8%
U.S. Treasury Bonds:
2.25% 8/15/46	521,000	447,757
2.5% 5/15/46	491,000	445,517
2.75% 8/15/47	483,000	460,608
2.75% 11/15/47	584,000	557,059
3% 11/15/45	444,000	445,553
3% 2/15/47	444,000	445,399
3% 5/15/47	440,000	441,195
U.S. Treasury Notes:
1.125% 1/15/19	45,000	44,659
1.125% 8/31/21	260,000	248,624
1.75% 12/31/20	612,000	601,739
2% 12/31/21	607,000	596,125
2.125% 12/31/22	80,000	78,431
2.25% 12/31/23	2,624,000	2,570,347
2.25% 8/15/27	1,637,000	1,568,443
2.25% 11/15/27	1,637,000	1,566,888
2.375% 1/31/23	2,596,000	2,573,813
2.375% 5/15/27	1,619,000	1,569,616
2.75% 2/28/25	110,000	110,397

TOTAL U.S. TREASURY OBLIGATIONS		14,772,170

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $17,244,045)		17,216,452

Municipal Securities - 0.1%
Illinois Gen. Oblig. Series 2003, 5.1% 6/1/33
(Cost $13,977)	15,000	14,060
	Shares	Value

Common Stocks - 40.4%
CONSUMER DISCRETIONARY - 3.3%
Auto Components - 0.5%
Lear Corp.	1,225	$227,960
Hotels, Restaurants & Leisure - 1.7%
Bluegreen Vacations Corp.	7,651	161,972
Cedar Fair LP (depositary unit)	4,600	293,848
Royal Caribbean Cruises Ltd.	2,200	259,028
Wyndham Worldwide Corp.	336	38,448
		753,296
Media - 1.1%
Interpublic Group of Companies, Inc.	326	7,508
Nexstar Broadcasting Group, Inc. Class A	2,100	139,650
The Walt Disney Co.	3,750	376,650
		523,808

TOTAL CONSUMER DISCRETIONARY		1,505,064

CONSUMER STAPLES - 3.8%
Food & Staples Retailing - 0.8%
CVS Health Corp.	501	31,167
Walmart, Inc.	3,733	332,125
		363,292
Food Products - 0.5%
Bunge Ltd.	3,200	236,608
Household Products - 0.6%
Procter & Gamble Co.	3,523	279,303
Personal Products - 0.0%
Unilever NV (Certificaten Van Aandelen) (Bearer)	226	12,757
Tobacco - 1.9%
Altria Group, Inc.	6,200	386,384
British American Tobacco PLC (United Kingdom)	7,601	439,390
		825,774

TOTAL CONSUMER STAPLES		1,717,734

ENERGY - 6.6%
Oil, Gas & Consumable Fuels - 6.6%
Chevron Corp.	4,361	497,328
ConocoPhillips Co.	8,459	501,534
Enterprise Products Partners LP	28,677	702,013
MPLX LP	9,250	305,620
Suncor Energy, Inc.	1,072	37,019
Sunoco Logistics Partners, LP	18,250	465,558
Targa Resources Corp.	9,925	436,700
The Williams Companies, Inc.	619	15,388
		2,961,160
FINANCIALS - 6.3%
Banks - 4.6%
Bank of America Corp.	8,009	240,190
CIT Group, Inc.	4,600	236,900
Citigroup, Inc.	3,375	227,813
JPMorgan Chase & Co.	2,861	314,624
Regions Financial Corp.	13,874	257,779
SunTrust Banks, Inc.	4,425	301,077
U.S. Bancorp	4,386	221,493
Wells Fargo & Co.	4,960	259,954
		2,059,830
Capital Markets - 0.5%
State Street Corp.	2,275	226,886
Consumer Finance - 0.6%
Discover Financial Services	3,750	269,738
Insurance - 0.6%
Chubb Ltd.	1,742	238,253
MetLife, Inc.	561	25,744
		263,997

TOTAL FINANCIALS		2,820,451

HEALTH CARE - 4.1%
Biotechnology - 0.8%
Amgen, Inc.	2,031	346,245
Health Care Equipment & Supplies - 0.5%
Becton, Dickinson & Co.	1,088	235,770
Pharmaceuticals - 2.8%
Allergan PLC	1,950	328,166
AstraZeneca PLC sponsored ADR	8,900	311,233
Johnson & Johnson	2,350	301,153
Roche Holding AG sponsored ADR	10,700	306,288
		1,246,840

TOTAL HEALTH CARE		1,828,855

INDUSTRIALS - 1.2%
Aerospace & Defense - 0.8%
United Technologies Corp.	2,775	349,151
Air Freight & Logistics - 0.0%
Deutsche Post AG	274	12,001
Industrial Conglomerates - 0.4%
General Electric Co.	14,100	190,068

TOTAL INDUSTRIALS		551,220

INFORMATION TECHNOLOGY - 5.8%
Communications Equipment - 0.9%
Cisco Systems, Inc.	9,562	410,114
Electronic Equipment & Components - 0.0%
ADT, Inc.	400	3,172
IT Services - 0.0%
Paychex, Inc.	180	11,086
Semiconductors & Semiconductor Equipment - 2.1%
Broadcom Ltd.	955	225,046
Intel Corp.	4,400	229,152
Microchip Technology, Inc. (c)	2,350	214,696
Qualcomm, Inc.	4,667	258,598
United Microelectronics Corp.	25,000	13,225
		940,717
Software - 0.9%
Micro Focus International PLC	551	7,694
Microsoft Corp.	4,188	382,239
		389,933
Technology Hardware, Storage & Peripherals - 1.9%
Apple, Inc.	5,158	865,409

TOTAL INFORMATION TECHNOLOGY		2,620,431

MATERIALS - 1.7%
Chemicals - 1.7%
DowDuPont, Inc.	5,548	353,463
LyondellBasell Industries NV Class A	113	11,942
Nutrien Ltd.	8,405	397,237
		762,642
REAL ESTATE - 3.9%
Equity Real Estate Investment Trusts (REITs) - 3.9%
American Tower Corp.	2,925	425,120
Boston Properties, Inc.	3,775	465,156
Public Storage	2,400	480,936
Simon Property Group, Inc.	2,595	400,538
		1,771,750
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
Verizon Communications, Inc.	7,939	379,643
UTILITIES - 2.9%
Electric Utilities - 1.7%
Exelon Corp.	9,238	360,374
Vistra Energy Corp. (d)	20,500	427,015
		787,389
Multi-Utilities - 1.2%
Sempra Energy	4,675	519,954

TOTAL UTILITIES		1,307,343

TOTAL COMMON STOCKS
(Cost $17,653,566)		18,226,293
	Principal Amount	Value

Bank Loan Obligations - 2.2%
CONSUMER DISCRETIONARY - 1.0%
Internet & Direct Marketing Retail - 1.0%
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.8769% 9/25/24 (b)(e)	472,014	467,294
INDUSTRIALS - 1.2%
Commercial Services & Supplies - 1.2%
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.8769% 2/27/25 (b)(e)	540,000	538,423
TOTAL BANK LOAN OBLIGATIONS
(Cost $1,001,875)		1,005,717

Preferred Securities - 1.8%
FINANCIALS - 1.8%
Banks - 1.8%
JPMorgan Chase & Co. 7.9%(b)(f)
(Cost $816,621)	790,000	820,262
	Shares	Value

Money Market Funds - 1.1%
Fidelity Cash Central Fund, 1.72% (g)	285,037	285,094
Fidelity Securities Lending Cash Central Fund 1.72% (g)(h)	213,857	213,900
TOTAL MONEY MARKET FUNDS
(Cost $498,993)		498,994
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $44,506,607)		44,963,545
NET OTHER ASSETS (LIABILITIES) - 0.3%		150,235
NET ASSETS - 100%		$45,113,780

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,784,980 or 8.4% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security is on loan at period end.

 (d) Non-income producing

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Security is perpetual in nature with no stated maturity date.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,938
Fidelity Securities Lending Cash Central Fund	14
Total	$1,952

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,505,064	$1,505,064	$--	$--
Consumer Staples	1,717,734	1,265,587	452,147	--
Energy	2,961,160	2,961,160	--	--
Financials	2,820,451	2,820,451	--	--
Health Care	1,828,855	1,828,855	--	--
Industrials	551,220	539,219	12,001	--
Information Technology	2,620,431	2,612,737	7,694	--
Materials	762,642	762,642	--	--
Real Estate	1,771,750	1,771,750	--	--
Telecommunication Services	379,643	379,643	--	--
Utilities	1,307,343	1,307,343	--	--
Corporate Bonds	7,181,767	--	7,181,767	--
U.S. Government and Government Agency Obligations	17,216,452	--	17,216,452	--
Municipal Securities	14,060	--	14,060	--
Bank Loan Obligations	1,005,717	--	1,005,717	--
Preferred Securities	820,262	--	820,262	--
Money Market Funds	498,994	498,994	--	--
Total Investments in Securities:	$44,963,545	$18,253,445	$26,710,100	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended March 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$752,094
Level 2 to Level 1	$58,586

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, municipal securities, preferred securities, and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series International Credit Fund

March 31, 2018

SUN-QTLY-0518
1.9882624.100

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 63.5%
		Principal Amount(a)	Value
Argentina - 0.7%
YPF SA 8.5% 3/23/21 (Reg. S)		$650,000	$709,865
Bailiwick of Jersey - 1.5%
Heathrow Funding Ltd. 6% 3/20/20	GBP	1,020,000	1,549,884
Belgium - 0.8%
Anheuser-Busch InBev SA NV 1.75% 3/7/25 (Reg. S)	GBP	585,000	798,404
British Virgin Islands - 3.8%
Proven Glory Capital Ltd. 3.25% 2/21/22 (Reg. S)		980,000	956,570
Sinopec Group Overseas Development 2.5% 9/13/22 (Reg. S)		3,050,000	2,907,165

TOTAL BRITISH VIRGIN ISLANDS			3,863,735

Canada - 0.6%
Royal Bank of Canada 2.77% 12/11/18	CAD	750,000	585,505
Cayman Islands - 1.4%
Banco Do Brasil SA 4.625% 1/15/25 (b)		500,000	487,750
Three Gorges Finance II (Cayman Islands) Ltd. 1.3% 6/21/24 (Reg. S)	EUR	740,000	918,174

TOTAL CAYMAN ISLANDS			1,405,924

Denmark - 5.4%
Nykredit Realkredit A/S 4% 6/3/36 (Reg. S) (c)	EUR	2,312,000	3,077,016
TDC A/S 3.5% 2/26/3015 (Reg. S) (c)	EUR	755,000	930,996
Vestas Wind Systems A/S 2.75% 3/11/22 (Reg. S)	EUR	1,125,000	1,463,917

TOTAL DENMARK			5,471,929

France - 3.0%
Carmila SA 2.125% 3/7/28 (Reg. S)	EUR	700,000	857,021
Lagardere S.C.A.:
1.625% 6/21/24 (Reg. S)	EUR	1,400,000	1,694,890
2.75% 4/13/23 (Reg. S)	EUR	400,000	517,841

TOTAL FRANCE			3,069,752

Germany - 3.3%
alstria office REIT-AG 1.5% 11/15/27 (Reg. S)	EUR	1,200,000	1,420,034
Deutsche Bank AG 5% 6/24/20	EUR	350,000	466,267
Dvb Bank Se 1.25% 4/22/20	EUR	400,000	499,086
TLG Immobilien AG 1.375% 11/27/24 (Reg. S)	EUR	800,000	974,549

TOTAL GERMANY			3,359,936

Ireland - 3.1%
AIB Group PLC 1.5% 3/29/23	EUR	300,000	370,837
Allied Irish Banks PLC 4.125% 11/26/25 (Reg. S) (c)	EUR	1,005,000	1,324,772
Aquarius + Investments PLC for Swiss Reinsurance Co. Ltd. 6.375% 9/1/24 (c)		1,395,000	1,433,363

TOTAL IRELAND			3,128,972

Italy - 1.8%
Banca Monte dei Paschi di Siena SpA 5.375% 1/18/28 (c)	EUR	400,000	468,801
UniCredit SpA 6.375% 5/2/23 (Reg. S) (c)		955,000	957,168
Wind Tre SpA 3.125% 1/20/25 (Reg. S)	EUR	348,000	377,348

TOTAL ITALY			1,803,317

Luxembourg - 3.7%
Alpha Trains Finance SA 2.064% 6/30/25	EUR	802,000	1,013,655
Altice SA 7.25% 5/15/22 (Reg. S)	EUR	200,000	238,707
Richemont International SA 1% 3/26/26 (Reg. S)	EUR	950,000	1,163,667
SELP Finance SARL 1.25% 10/25/23 (Reg. S)	EUR	1,030,000	1,266,603

TOTAL LUXEMBOURG			3,682,632

Mexico - 4.9%
BBVA Bancomer SA 7.25% 4/22/20 (Reg. S)		900,000	956,466
Gruma S.A.B. de CV 4.875% 12/1/24 (Reg. S)		465,000	481,275
Petroleos Mexicanos:
2.5% 8/21/21 (Reg. S)	EUR	1,850,000	2,361,695
3.75% 2/21/24 (Reg. S)	EUR	850,000	1,108,023

TOTAL MEXICO			4,907,459

Netherlands - 9.5%
ABN AMRO Bank NV 4.4% 3/27/28 (Reg. S) (c)		1,000,000	1,004,260
Brenntag Finance BV 1.125% 9/27/25 (Reg. S)	EUR	850,000	1,036,817
Demeter Investments BV 5.625% 8/15/52 (Reg. S) (c)		650,000	660,545
Deutsche Annington Finance BV 1.5% 3/22/26	EUR	600,000	739,671
ING Bank NV 6.875% 5/29/23 (c)	GBP	936,000	1,323,173
Mylan NV 2.25% 11/22/24 (Reg. S)	EUR	490,000	618,917
Petrobras Global Finance BV 6.125% 1/17/22		1,630,000	1,739,210
Samvardhana Motherson Automotive Systems Group BV 1.8% 7/6/24 (Reg. S)	EUR	1,040,000	1,218,781
Teva Pharmaceutical Finance Netherlands III BV:
0.375% 7/25/20 (Reg. S)	EUR	502,000	600,651
1.25% 3/31/23 (Reg. S)	EUR	250,000	278,236
4.5% 3/1/25 (Reg. S)	EUR	350,000	431,734

TOTAL NETHERLANDS			9,651,995

Spain - 0.5%
CaixaBank SA 2.75% 7/14/28 (Reg. S) (c)	EUR	400,000	515,683
Sweden - 1.4%
Securitas AB 1.125% 2/20/24 (Reg. S)	EUR	1,130,000	1,396,229
Switzerland - 4.9%
Credit Suisse Group AG 5.75% 9/18/25 (Reg. S) (c)	EUR	1,820,000	2,496,343
UBS AG 4.75% 2/12/26 (Reg. S) (c)	EUR	1,815,000	2,456,593

TOTAL SWITZERLAND			4,952,936

United Kingdom - 7.0%
Annington Funding PLC 2.646% 7/12/25 (Reg. S)	GBP	535,000	743,850
CYBG PLC 3.125% 6/22/25 (Reg. S) (c)	GBP	395,000	552,283
HSBC Holdings PLC 2.256% 11/13/26 (Reg. S) (c)	GBP	950,000	1,297,183
Imperial Tobacco Finance PLC 8.125% 3/15/24	GBP	550,000	1,007,829
SKY PLC 2.25% 11/17/25 (Reg. S)	EUR	815,000	1,076,407
TalkTalk Telecom Group PLC 5.375% 1/15/22 (Reg. S)	GBP	200,000	278,148
Tesco PLC:
5% 3/24/23	GBP	340,000	523,726
6.125% 2/24/22	GBP	170,000	268,432
Travis Perkins PLC:
4.375% 9/15/21 (Reg. S)	GBP	500,000	726,645
4.5% 9/7/23 (Reg. S)	GBP	450,000	644,048

TOTAL UNITED KINGDOM			7,118,551

United States of America - 6.2%
CEMEX Finance LLC 4.625% 6/15/24	EUR	1,110,000	1,456,161
Chesapeake Energy Corp. 6.125% 2/15/21		525,000	527,625
Citigroup, Inc.:
4.3% 11/20/26		192,000	191,985
5.125% 12/12/18	GBP	115,000	165,543
5.5% 9/13/25		563,000	610,140
Goldman Sachs Group, Inc. 4.25% 10/21/25		413,000	414,896
Morgan Stanley:
3.95% 4/23/27		362,000	352,239
4.35% 9/8/26		600,000	603,907
Reynolds American, Inc. 4.45% 6/12/25		977,000	1,004,489
Time Warner Cable, Inc. 4.5% 9/15/42		1,025,000	886,383

TOTAL UNITED STATES OF AMERICA			6,213,368

TOTAL NONCONVERTIBLE BONDS
(Cost $62,830,755)			64,186,076

U.S. Government and Government Agency Obligations - 3.5%
U.S. Treasury Obligations - 3.5%
U.S. Treasury Bonds:
2.5% 2/15/45 (d)		$135,000	$122,999
3% 5/15/47 (d)(e)		975,000	977,649
5% 5/15/37 (d)		500,000	658,091
U.S. Treasury Notes:
0.75% 8/31/18		1,000,000	995,313
1.625% 7/31/20 (d)(f)		800,000	787,042
			3,541,094
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $3,583,050)			3,541,094

Foreign Government and Government Agency Obligations - 5.6%
Indonesia - 3.2%
Indonesian Republic 2.625% 6/14/23	EUR	$2,470,000	$3,226,877
United Kingdom - 2.4%
United Kingdom, Great Britain and Northern Ireland:
1.5% 7/22/47	GBP	420,000	561,258
1.75% 9/7/37	GBP	43,000	60,874
4.25% 3/7/36	GBP	930,000	1,828,778

TOTAL UNITED KINGDOM			2,450,910

TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $5,267,508)			5,677,787
		Shares	Value

Nonconvertible Preferred Stocks - 0.7%
United Kingdom - 0.7%
Nationwide Building Society 10.25% (g)
(Cost $677,724)		3,254	712,196
		Principal Amount(a)	Value

Preferred Securities - 17.9%
Australia - 0.5%
QBE Insurance Group Ltd. 5.25% (Reg. S) (c)(h)		500,000	491,385
Belgium - 0.5%
KBC Groep NV 5.625% (c)(h)	EUR	400,000	510,570
Canada - 0.5%
Bank of Nova Scotia 4.65% (c)(h)		500,000	482,797
France - 4.5%
AXA SA:
3.941% (c)(h)	EUR	366,000	490,538
6.463% (Reg. S) (c)(h)		299,000	300,996
BNP Paribas SA 6.75% (Reg. S) (c)(h)		450,000	473,423
Credit Agricole Assurances SA 4.25% (Reg. S) (c)(h)	EUR	800,000	1,073,900
Credit Agricole SA 8.125% 9/19/33 (Reg. S) (c)		915,000	935,544
Danone SA 1.75% (Reg. S) (c)(h)	EUR	400,000	487,793
Total SA 2.625% (Reg. S) (c)(h)	EUR	665,000	840,706

TOTAL FRANCE			4,602,900

Germany - 0.5%
Deutsche Bank AG 6% (Reg. S) (c)(h)	EUR	400,000	518,134
Italy - 1.3%
Assicurazioni Generali SpA 6.416% (c)(h)	GBP	850,000	1,283,781
Luxembourg - 0.9%
Grand City Properties SA 3.75% (c)(h)	EUR	700,000	916,314
Netherlands - 1.9%
Stichting AK Rabobank Certificaten 6.5% (Reg. S) (h)	EUR	510,000	767,487
Volkswagen International Finance NV:
2.5%(Reg. S) (c)(h)	EUR	445,000	553,476
2.7%(Reg. S) (c)(h)	EUR	500,000	627,508

TOTAL NETHERLANDS			1,948,471

Spain - 1.1%
Banco Bilbao Vizcaya Argentaria SA 6.75% (Reg. S) (c)(h)	EUR	800,000	1,073,188
United Kingdom - 6.2%
Aviva PLC 6.125% (c)(h)	GBP	990,000	1,568,979
Barclays Bank PLC 7.625% 11/21/22		1,370,000	1,541,120
Barclays PLC:
6.625% (c)(h)		500,000	512,780
7.875% (Reg. S) (c)(h)	GBP	560,000	858,193
HSBC Holdings PLC 5.25% (c)(h)	EUR	600,000	810,105
Pennon Group PLC 2.875% (Reg. S) (c)(h)	GBP	700,000	997,250

TOTAL UNITED KINGDOM			6,288,427

TOTAL PREFERRED SECURITIES
(Cost $18,010,584)			18,115,967
		Shares	Value

Money Market Funds - 2.5%
Fidelity Cash Central Fund, 1.72% (i)
(Cost $2,529,575)		2,529,069	2,529,575

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount	Value
Put Options - 0.1%
Option with an exercise rate of 3.125% on a credit default swap with BNP Paribas SA to buy protection on the 5-Year iTraxx Europe Crossover Series 28 Index expiring December 2022, paying 5% quarterly	6/20/18	EUR 11,180,000	$130,297
TOTAL PURCHASED SWAPTIONS
(Cost $174,905)			130,297
TOTAL INVESTMENT IN SECURITIES - 93.8%
(Cost $93,074,101)			94,892,992
NET OTHER ASSETS (LIABILITIES) - 6.2%			6,284,268
NET ASSETS - 100%			$101,177,260

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Bond Index Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	9	June 2018	$895,970	$13,935	$13,935
ICE Long Gilt Contracts (United Kingdom)	6	June 2018	1,033,899	13,008	13,008
ICE Medium Gilt Contracts (United Kingdom)	4	June 2018	633,034	766	766
TOTAL BOND INDEX CONTRACTS					27,709
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	13	June 2018	1,574,828	13,582	13,582
CBOT 2-Year U.S. Treasury Note Contracts (United States)	32	June 2018	6,803,500	4,437	4,437
CBOT 5-Year U.S. Treasury Note Contracts (United States)	63	June 2018	7,211,039	11,217	11,217
CBOT Long Term U.S. Treasury Bond Contracts (United States)	6	June 2018	879,750	26,300	26,300
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	28	June 2018	3,636,063	58,746	58,746
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	6	June 2018	962,813	26,557	26,557
TME 10 Year Canadian Note Contracts (Canada)	22	June 2018	2,275,733	44,429	44,429
TOTAL TREASURY CONTRACTS					185,268

TOTAL PURCHASED					212,977

Sold
Bond Index Contracts
Eurex Euro-Bobl Contracts (Germany)	46	June 2018	7,428,842	(49,136)	(49,136)
Eurex Euro-Bund Contracts (Germany)	15	June 2018	2,942,560	(11,322)	(11,322)
Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	3	June 2018	610,475	(1,647)	(1,647)

TOTAL SOLD					(62,105)

TOTAL FUTURES CONTRACTS					$150,872

The notional amount of futures purchased as a percentage of Net Assets is 25.6%

The notional amount of futures sold as a percentage of Net Assets is 10.8%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/(Depreciation)
AUD	28,000	USD	21,590	State Street Bank And Tr Co	5/18/18	$(83)
CAD	10,000	USD	7,717	JPMorgan Chase Bank, N.A.	5/18/18	52
CAD	16,000	USD	12,447	State Street Bank And Tr Co	5/18/18	(17)
EUR	155,000	USD	192,188	BNP Paribas SA	5/18/18	(849)
EUR	331,000	USD	410,066	BNP Paribas SA	5/18/18	(1,466)
EUR	51,000	USD	63,388	BNP Paribas SA	5/18/18	(432)
EUR	52,000	USD	64,180	BNP Paribas SA	5/18/18	11
EUR	159,000	USD	197,012	Credit Suisse Intl.	5/18/18	(736)
EUR	952,800	USD	1,178,061	Goldman Sachs Bank USA	5/18/18	(1,884)
EUR	84,000	USD	104,503	Goldman Sachs Bank USA	5/18/18	(810)
EUR	1,900,000	USD	2,354,526	JPMorgan Chase Bank, N.A.	5/18/18	(9,085)
EUR	42,000	USD	51,580	JPMorgan Chase Bank, N.A.	5/18/18	267
EUR	63,000	USD	77,773	JPMorgan Chase Bank, N.A.	5/18/18	(3)
EUR	1,033,000	USD	1,275,278	JPMorgan Chase Bank, N.A.	5/18/18	(99)
EUR	132,000	USD	163,977	State Street Bank And Tr Co	5/18/18	(1,031)
EUR	264,000	USD	329,414	State Street Bank And Tr Co	5/18/18	(3,521)
EUR	417,000	USD	516,613	State Street Bank And Tr Co	5/18/18	(1,851)
GBP	72,000	USD	100,599	Credit Suisse Intl.	5/18/18	604
GBP	38,000	USD	53,678	Credit Suisse Intl.	5/18/18	(265)
GBP	139,000	USD	193,535	Goldman Sachs Bank USA	5/18/18	1,844
GBP	35,000	USD	48,947	JPMorgan Chase Bank, N.A.	5/18/18	249
GBP	99,000	USD	136,895	JPMorgan Chase Bank, N.A.	5/18/18	2,260
GBP	340,000	USD	475,908	Royal Bank Of Canada	5/18/18	1,998
GBP	166,000	USD	230,164	State Street Bank And Tr Co	5/18/18	3,167
GBP	142,000	USD	198,473	State Street Bank And Tr Co	5/18/18	1,123
USD	37,148	AUD	47,000	JPMorgan Chase Bank, N.A.	5/18/18	1,048
USD	638,600	CAD	805,000	BNP Paribas SA	5/18/18	13,233
USD	10,857	CAD	14,000	Citibank, N.A.	5/18/18	(19)
USD	472,178	EUR	379,000	BNP Paribas SA	5/18/18	4,325
USD	1,114,033	EUR	905,000	Canadian Imperial Bank of Commerce	5/18/18	(3,137)
USD	20,972	EUR	17,000	Citibank, N.A.	5/18/18	(14)
USD	51,025,000	EUR	41,089,878	JPMorgan Chase Bank, N.A.	5/18/18	301,909
USD	8,680,528	EUR	6,927,225	State Street Bank And Tr Co	5/18/18	129,267
USD	349,081	EUR	283,000	State Street Bank And Tr Co	5/18/18	(267)
USD	55,737	GBP	40,000	Citibank, N.A.	5/18/18	(487)
USD	18,718,000	GBP	13,342,600	JPMorgan Chase Bank, N.A.	5/18/18	(36,425)
USD	60,833	GBP	44,000	JPMorgan Chase Bank, N.A.	5/18/18	(1,014)
USD	544,053	GBP	387,000	State Street Bank And Tr Co	5/18/18	83
USD	5,160	JPY	550,000	JPMorgan Chase Bank, N.A.	5/18/18	(24)
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$397,921
					Unrealized Appreciation	461,440
					Unrealized Depreciation	(63,519)

Swaps

Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount(2)	Value(1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
Accor SA		Jun. 2022	Citibank, N.A.	(1%)	Quarterly	EUR 1,250,000	$(35,641)	$23,337	$(12,304)
Carlsberg Breweries A/S		Jun. 2022	BNP Paribas SA	(1%)	Quarterly	EUR 1,250,000	(42,747)	40,426	(2,321)
Energias De Portugal SA		Jun. 2022	JPMorgan Chase Bank, N.A.	(5%)	Quarterly	EUR 1,050,000	(244,663)	229,313	(15,350)
Gas Natural Capital Markets SA		Jun. 2022	BNP Paribas SA	(1%)	Quarterly	EUR 1,250,000	(30,266)	30,317	51
Santander Issuances SA Unipersonal		Jun. 2022	BNP Paribas SA	(1%)	Quarterly	EUR 1,300,000	2,920	(28,074)	(25,154)

TOTAL CREDIT DEFAULT SWAPS							$(350,397)	$295,319	$(55,078)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Portfolio could be required to make if a credit event were to occur.

Payment Received	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
1.25%	6-Month EURIBOR(3)	Semi - annual	LCH	Jun. 2033	EUR 4,100,000	$20,105	$0	$20,105

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate

Currency Abbreviations

AUD – Australian dollar

CAD – Canadian dollar

EUR – European Monetary Unit

GBP – British pound

JPY – Japanese yen

USD – U.S. dollar

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $487,750 or 0.5% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $345,975.

 (e) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $280,761.

 (f) Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts and bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $105,267.

 (g) Non-income producing

 (h) Security is perpetual in nature with no stated maturity date.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$16,197
Total	$16,197

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Financials	$712,196	$--	$712,196	$--
Corporate Bonds	64,186,076	--	64,186,076	--
U.S. Government and Government Agency Obligations	3,541,094	--	3,541,094	--
Foreign Government and Government Agency Obligations	5,677,787	--	5,677,787	--
Preferred Securities	18,115,967	--	18,115,967	--
Money Market Funds	2,529,575	2,529,575	--	--
Purchased Swaptions	130,297	--	130,297	--
Total Investments in Securities:	$94,892,992	$2,529,575	$92,363,417	$--
Derivative Instruments:
Assets
Forward Foreign Currency Contracts	$461,440	$--	$461,440	$--
Futures Contracts	212,977	212,977	--	--
Swaps	23,025	--	23,025	--
Total Assets	$697,442	$212,977	$484,465	$--
Liabilities
Forward Foreign Currency Contracts	$(63,519)	$--	$(63,519)	$--
Futures Contracts	$(62,105)	$(62,105)	--	--
Swaps	(353,317)	--	(353,317)	--
Total Liabilities	$(478,941)	$(62,105)	$(416,836)	$--
Total Derivative Instruments:	$218,501	$150,872	$67,629	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Derivative Instruments

Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies. Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates. Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract’s exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to potential credit events. Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Swaps.

Risks of Investing in European Countries

The recent global financial crisis has created uncertainty surrounding the sovereign debt of many European countries. If there is a default or debt restructuring by any European country, or if one or more countries leave the European Monetary Union or the European Monetary Union dissolves, there may be wide-ranging effects on global markets. Such events could significantly affect the value or liquidity of the Fund’s investments in the region or with exposure to the region.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Strategic Income Fund

March 31, 2018

FSN-QTLY-0518
1.799874.114

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 33.7%
		Principal Amount (000s)(a)	Value (000s)
Convertible Bonds - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.0%
Exide Technologies 7% 4/30/25 pay-in-kind (b)		$903	$614
Media - 0.2%
DISH Network Corp. 3.375% 8/15/26		21,520	20,728
TOTAL CONSUMER DISCRETIONARY			21,342
Nonconvertible Bonds - 33.5%
CONSUMER DISCRETIONARY - 5.2%
Auto Components - 0.3%
Allison Transmission, Inc. 5% 10/1/24 (c)		3,755	3,722
Delphi Technologies PLC 5% 10/1/25 (c)		3,870	3,710
Exide Technologies 11% 4/30/22 pay-in-kind (b)(c)(d)		884	804
Metalsa SA de CV 4.9% 4/24/23 (c)		8,958	8,783
Tenedora Nemak SA de CV 4.75% 1/23/25 (c)		2,475	2,457
Tenneco, Inc. 5% 7/15/26		2,725	2,644
			22,120
Automobiles - 0.1%
Tesla, Inc. 5.3% 8/15/25 (c)		8,850	7,722
Distributors - 0.0%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (c)		514	521
American Tire Distributors, Inc. 10.25% 3/1/22 (c)		1,505	1,537
LKQ Corp. 4.75% 5/15/23		935	930
			2,988
Diversified Consumer Services - 0.1%
Laureate Education, Inc. 8.25% 5/1/25 (c)		9,760	10,468
Hotels, Restaurants & Leisure - 1.4%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 5% 10/15/25 (c)		11,930	11,360
24 Hour Holdings III LLC 8% 6/1/22 (c)		1,605	1,605
Cedar Fair LP / Canada's Wonderland Co. 5.375% 4/15/27 (c)		1,975	1,955
Choice Hotels International, Inc. 5.75% 7/1/22		1,245	1,329
Churchill Downs, Inc. 4.75% 1/15/28 (c)		2,640	2,488
Eldorado Resorts, Inc. 6% 4/1/25		3,590	3,644
FelCor Lodging LP 6% 6/1/25		3,710	3,821
Golden Nugget, Inc.:
6.75% 10/15/24 (c)		6,555	6,604
8.75% 10/1/25 (c)		7,070	7,335
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25		5,285	5,278
4.875% 4/1/27		2,480	2,452
Jacobs Entertainment, Inc. 7.875% 2/1/24 (c)		860	912
KFC Holding Co./Pizza Hut Holding LLC:
4.75% 6/1/27 (c)		2,725	2,626
5% 6/1/24 (c)		2,870	2,852
5.25% 6/1/26 (c)		2,870	2,859
LTF Merger Sub, Inc. 8.5% 6/15/23 (c)		2,475	2,589
MCE Finance Ltd. 4.875% 6/6/25 (c)		1,380	1,320
MGM Growth Properties Operating Partnership LP 5.625% 5/1/24		2,210	2,276
Penn National Gaming, Inc. 5.625% 1/15/27 (c)		700	672
Scientific Games Corp.:
5% 10/15/25 (c)		5,555	5,402
10% 12/1/22		7,425	7,996
Silversea Cruises 7.25% 2/1/25 (c)		1,465	1,549
Six Flags Entertainment Corp.:
4.875% 7/31/24 (c)		4,070	3,963
5.5% 4/15/27 (c)		2,160	2,138
Station Casinos LLC 5% 10/1/25 (c)		3,540	3,363
Studio City Co. Ltd.:
5.875% 11/30/19 (c)		2,435	2,481
7.25% 11/30/21 (c)		6,335	6,596
Viking Cruises Ltd. 5.875% 9/15/27 (c)		3,395	3,217
Voc Escrow Ltd. 5% 2/15/28 (c)		3,070	2,917
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (c)		8,095	7,943
Wynn Macau Ltd.:
4.875% 10/1/24 (c)		2,585	2,520
5.5% 10/1/27 (c)		4,160	4,077
			118,139
Household Durables - 0.5%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (c)		2,685	2,755
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (c)		2,210	2,238
Lennar Corp. 4.75% 11/29/27 (c)		3,490	3,342
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.125% 7/15/23 (c)		7,505	7,578
7% 7/15/24 (c)		2,170	2,272
Springs Industries, Inc. 6.25% 6/1/21		1,270	1,287
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (c)		2,895	2,988
Toll Brothers Finance Corp.:
4.375% 4/15/23		9,065	8,986
5.625% 1/15/24		1,105	1,149
TRI Pointe Homes, Inc.:
4.375% 6/15/19		2,335	2,341
5.875% 6/15/24		5,630	5,713
William Lyon Homes, Inc.:
5.875% 1/31/25		2,195	2,132
6% 9/1/23 (c)		2,135	2,131
			44,912
Internet & Direct Marketing Retail - 0.4%
Netflix, Inc.:
4.375% 11/15/26		3,710	3,506
4.875% 4/15/28 (c)		7,020	6,750
5.375% 2/1/21 (c)		3,420	3,540
5.75% 3/1/24		3,860	4,014
5.875% 2/15/25		8,940	9,365
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (c)		8,305	8,108
6% 4/1/23		3,950	4,059
			39,342
Media - 2.2%
Altice SA 7.625% 2/15/25 (c)		5,250	4,489
Altice U.S. Finance SA 5.5% 5/15/26 (c)		3,740	3,647
AMC Networks, Inc. 4.75% 8/1/25		3,540	3,411
Block Communications, Inc. 6.875% 2/15/25 (c)		2,730	2,745
Cablevision SA 6.5% 6/15/21 (c)		2,326	2,425
CBS Radio, Inc. 7.25% 11/1/24 (c)		2,440	2,486
CCO Holdings LLC/CCO Holdings Capital Corp.:
5% 2/1/28 (c)		8,835	8,283
5.125% 2/15/23		11,865	11,942
5.125% 5/1/23 (c)		4,805	4,811
5.125% 5/1/27 (c)		14,660	13,918
5.375% 5/1/25 (c)		4,805	4,733
5.5% 5/1/26 (c)		5,770	5,647
5.75% 9/1/23		3,975	4,035
5.75% 1/15/24		3,925	3,984
5.75% 2/15/26 (c)		6,505	6,473
Cequel Communications Holdings I LLC/Cequel Capital Corp.:
5.125% 12/15/21 (c)		11,900	11,855
7.5% 4/1/28 (c)(e)		8,755	8,952
Clear Channel Communications, Inc. 11.25% 3/1/21 (f)		6,930	5,440
CSC Holdings LLC 5.375% 2/1/28 (c)		5,030	4,751
Globo Comunicacao e Participacoes SA:
4.843% 6/8/25 (c)		3,725	3,641
4.875% 4/11/22 (c)		1,665	1,677
5.125% 3/31/27 (c)		1,220	1,188
iHeartCommunications, Inc. 11.25% 3/1/21 (c)(f)		3,660	2,763
Liberty Media Corp.:
8.25% 2/1/30		2,710	2,915
8.5% 7/15/29		1,890	2,041
Lions Gate Entertainment Corp. 5.875% 11/1/24 (c)		1,250	1,297
Myriad International Holding BV 5.5% 7/21/25 (c)		2,095	2,221
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (b)(c)		7,742	7,646
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (c)		2,155	2,153
Quebecor Media, Inc. 5.75% 1/15/23		6,545	6,709
Sirius XM Radio, Inc.:
4.625% 5/15/23 (c)		2,100	2,067
5% 8/1/27 (c)		3,550	3,337
5.375% 4/15/25 (c)		4,160	4,129
5.375% 7/15/26 (c)		3,710	3,664
Tegna, Inc. 5.5% 9/15/24 (c)		2,940	2,999
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S)		8,715	8,998
Videotron Ltd. 5.125% 4/15/27 (c)		3,495	3,425
VTR Finance BV 6.875% 1/15/24 (c)		5,685	5,921
WMG Acquisition Corp. 5.625% 4/15/22 (c)		774	791
Ziggo Bond Finance BV:
5.875% 1/15/25 (c)		390	369
6% 1/15/27 (c)		3,740	3,488
Ziggo Secured Finance BV 5.5% 1/15/27 (c)		7,480	7,029
			194,495
Specialty Retail - 0.1%
Penske Automotive Group, Inc. 5.5% 5/15/26		2,790	2,741
Sonic Automotive, Inc.:
5% 5/15/23		685	651
6.125% 3/15/27		1,760	1,698
			5,090
Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc.:
4.625% 5/15/24 (c)		1,860	1,820
4.875% 5/15/26 (c)		1,860	1,804
Tecpetrol SA 4.875% 12/12/22 (c)		1,475	1,436
			5,060
TOTAL CONSUMER DISCRETIONARY			450,336
CONSUMER STAPLES - 1.2%
Beverages - 0.0%
Central American Bottling Corp. 5.75% 1/31/27 (c)		930	955
Food & Staples Retailing - 0.3%
BI-LO LLC/BI-LO Finance Corp.:
9.25% 2/15/19(c)(f)		8,385	8,395
9.375% 9/15/18 pay-in-kind (b)(c)(f)		5,781	3,281
ESAL GmbH 6.25% 2/5/23 (c)		11,710	11,154
Hearthside Group Holdings LLC/Hearthside Finance, Inc. 6.5% 5/1/22 (c)		1,145	1,142
Minerva Luxembourg SA 6.5% 9/20/26 (c)		3,110	2,986
			26,958
Food Products - 0.8%
B&G Foods, Inc. 4.625% 6/1/21		4,495	4,461
CF Industries Holdings, Inc.:
4.95% 6/1/43		3,545	3,093
5.15% 3/15/34		3,545	3,377
5.375% 3/15/44		3,545	3,214
JBS Investments GmbH 7.25% 4/3/24 (c)		13,175	13,089
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (c)		6,790	6,332
5.875% 7/15/24 (c)		2,085	2,034
6.75% 2/15/28 (c)		5,240	5,030
7.25% 6/1/21 (c)		2,630	2,650
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (c)		2,475	2,453
4.875% 11/1/26 (c)		2,500	2,478
Pilgrim's Pride Corp.:
5.75% 3/15/25 (c)		6,005	5,832
5.875% 9/30/27 (c)		2,060	1,936
Post Holdings, Inc.:
5% 8/15/26 (c)		5,645	5,363
5.5% 3/1/25 (c)		3,040	2,994
5.75% 3/1/27 (c)		2,325	2,296
TreeHouse Foods, Inc. 4.875% 3/15/22		1,475	1,469
			68,101
Household Products - 0.1%
Edgewell Personal Care Co. 5.5% 6/15/25 (c)		2,485	2,504
Kronos Acquisition Holdings, Inc. 9% 8/15/23 (c)		575	546
Spectrum Brands Holdings, Inc. 5.75% 7/15/25		3,975	4,055
			7,105
Personal Products - 0.0%
First Quality Finance Co., Inc. 5% 7/1/25 (c)		2,840	2,719
Revlon Consumer Products Corp. 5.75% 2/15/21 (b)		4,690	3,635
			6,354
TOTAL CONSUMER STAPLES			109,473
ENERGY - 5.9%
Energy Equipment & Services - 0.7%
Borets Finance DAC 6.5% 4/7/22(c)		2,220	2,313
Compressco Partners LP/Compressco Finance, Inc. 7.5% 4/1/25 (c)		3,500	3,535
Ensco PLC:
4.5% 10/1/24		4,027	3,201
5.2% 3/15/25		2,495	2,008
5.75% 10/1/44		3,605	2,460
7.75% 2/1/26		3,870	3,551
Exterran Energy Solutions LP 8.125% 5/1/25 (c)		3,270	3,466
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22		2,890	2,868
Forum Energy Technologies, Inc. 6.25% 10/1/21		5,100	5,049
Hornbeck Offshore Services, Inc. 5.875% 4/1/20		2,757	1,813
Jonah Energy LLC 7.25% 10/15/25 (c)		3,545	3,191
Noble Holding International Ltd.:
6.2% 8/1/40		1,410	931
7.7% 4/1/25 (b)		3,160	2,797
7.875% 2/1/26 (c)		2,630	2,591
8.7% 4/1/45 (b)		705	583
SESI LLC 7.75% 9/15/24 (c)		2,110	2,184
Southern Gas Corridor CJSC 6.875% 3/24/26 (c)		5,115	5,638
Summit Midstream Holdings LLC 5.75% 4/15/25		2,515	2,396
The Oil and Gas Holding Co. 7.5% 10/25/27 (c)		1,990	1,970
Trinidad Drilling Ltd. 6.625% 2/15/25 (c)		1,445	1,347
Unit Corp. 6.625% 5/15/21		785	785
Weatherford International, Inc. 9.875% 3/1/25 (c)		4,380	3,941
			58,618
Oil, Gas & Consumable Fuels - 5.2%
Afren PLC:
6.625% 12/9/20 (c)(d)(f)		2,625	1
10.25% 4/8/19 (Reg. S) (d)(f)		5,411	2
American Energy-Permian Basin LLC/AEPB Finance Corp. 13% 11/30/20 (c)		5,835	6,666
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375% 9/15/24		1,455	1,466
Antero Resources Corp.:
5.125% 12/1/22		265	267
5.625% 6/1/23 (Reg. S)		3,740	3,815
Antero Resources Finance Corp. 5.375% 11/1/21		1,845	1,877
Callon Petroleum Co. 6.125% 10/1/24		1,345	1,376
Carrizo Oil & Gas, Inc. 6.25% 4/15/23		2,535	2,535
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27		3,650	3,623
5.875% 3/31/25		4,590	4,802
7% 6/30/24		4,275	4,729
Chesapeake Energy Corp.:
8% 12/15/22 (c)		5,215	5,502
8% 1/15/25 (c)		1,950	1,887
Citgo Holding, Inc. 10.75% 2/15/20 (c)		18,031	19,090
CNX Midstream Partners LP 6.5% 3/15/26 (c)		1,915	1,889
Concho Resources, Inc. 4.375% 1/15/25		3,660	3,708
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 5.8745% 6/15/22 (b)(c)(g)		885	885
6.875% 6/15/25 (c)		1,775	1,859
Continental Resources, Inc. 4.375% 1/15/28 (c)		4,400	4,290
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 5.75% 4/1/25		2,640	2,617
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		8,350	8,517
Denbury Resources, Inc.:
4.625% 7/15/23		4,285	3,171
5.5% 5/1/22		11,406	9,039
6.375% 8/15/21		6,335	5,337
9% 5/15/21 (c)		8,785	9,005
Diamondback Energy, Inc.:
4.75% 11/1/24		3,115	3,080
5.375% 5/31/25		1,505	1,528
DTEK Finance PLC 10.75% 12/31/24 pay-in-kind (b)		3,880	4,171
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (c)		1,500	1,493
5.75% 1/30/28 (c)		1,510	1,504
Energy Transfer Equity LP 5.5% 6/1/27		5,670	5,684
EnLink Midstream Partners LP:
4.15% 6/1/25		2,800	2,720
4.4% 4/1/24		2,795	2,790
EP Energy LLC/Everest Acquisition Finance, Inc. 8% 11/29/24 (c)		2,045	2,055
EV Energy Partners LP/EV Energy Finance Corp. 8% 4/15/19		3,303	1,544
Extraction Oil & Gas, Inc. 7.375% 5/15/24 (c)		2,100	2,195
Genesis Energy LP/Genesis Energy Finance Corp. 6.25% 5/15/26		2,640	2,515
Georgian Oil & Gas Corp. 6.75% 4/26/21 (c)		2,838	2,940
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22		950	945
7% 6/15/23		3,820	3,849
Gran Tierra Energy International Holdings Ltd. 6.25% 2/15/25 (c)		1,275	1,242
Hess Infrastructure Partners LP 5.625% 2/15/26 (c)		4,445	4,367
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (c)		3,550	3,497
5.75% 10/1/25 (c)		3,825	3,787
Holly Energy Partners LP/Holly Finance Corp. 6% 8/1/24 (c)		2,345	2,392
Indigo Natural Resources LLC 6.875% 2/15/26 (c)		4,025	3,794
Indika Energy Capital II Pte. Ltd. 6.875% 4/10/22 (c)		4,060	4,164
Jupiter Resources, Inc. 8.5% 10/1/22 (c)		2,475	1,139
KazMunaiGaz Finance Sub BV 4.875% 5/7/25 (c)		1,400	1,427
Kosmos Energy Ltd.:
7.875% 8/1/21 (c)		4,772	4,856
7.875% 8/1/21 (c)		5,055	5,143
Murphy Oil U.S.A., Inc. 5.625% 5/1/27		1,750	1,759
Newfield Exploration Co.:
5.375% 1/1/26		3,205	3,309
5.625% 7/1/24		635	670
NGL Energy Partners LP/NGL Energy Finance Corp. 6.125% 3/1/25		3,550	3,381
NGPL PipeCo LLC:
4.375% 8/15/22 (c)		875	870
4.875% 8/15/27 (c)		875	862
Nostrum Oil & Gas Finance BV:
7% 2/16/25 (c)		1,645	1,599
8% 7/25/22 (c)		9,790	10,051
Pacific Exploration and Production Corp.:
10% 11/2/21 pay-in-kind (b)		2,860	3,182
10% 11/2/21 pay-in-kind (b)(c)		1,555	1,730
Pan American Energy LLC 7.875% 5/7/21 (c)		6,035	6,387
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (c)		2,170	2,151
5.625% 10/15/27 (c)		1,695	1,695
6.25% 6/1/24 (c)		2,445	2,534
PBF Holding Co. LLC/PBF Finance Corp.:
7% 11/15/23		10,335	10,697
7.25% 6/15/25		3,545	3,682
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23		2,875	2,911
PDC Energy, Inc. 6.125% 9/15/24		1,170	1,193
Pemex Project Funding Master Trust:
6.625% 6/15/35		9,265	9,572
8.625% 12/1/23 (b)		430	501
Peru Lng Srl 5.375% 3/22/30 (c)		1,235	1,238
Petrobras Energia SA 7.375% 7/21/23 (c)		3,485	3,664
Petrobras Global Finance BV:
5.999% 1/27/28 (c)		2,581	2,555
6.125% 1/17/22		12,455	13,289
6.25% 3/17/24		3,550	3,747
8.75% 5/23/26		12,385	14,557
Petrobras International Finance Co. Ltd. 6.875% 1/20/40		2,505	2,464
Petroleos de Venezuela SA:
5.375% 4/12/27 (f)		2,465	675
6% 5/16/24 (c)(f)		3,095	843
6% 11/15/26 (c)(f)		4,945	1,329
12.75% 2/17/22 (c)(f)		490	166
Petroleos Mexicanos:
4.625% 9/21/23		1,135	1,137
4.875% 1/18/24		2,225	2,257
5.5% 1/21/21		1,085	1,129
6.375% 2/4/21		1,755	1,870
6.375% 1/23/45		4,410	4,287
6.5% 6/2/41		15,210	15,096
6.625% (c)(h)		5,030	4,992
6.75% 9/21/47		8,190	8,287
PT Pertamina Persero 6.5% 5/27/41 (c)		1,020	1,155
QEP Resources, Inc. 5.25% 5/1/23		5,080	4,890
Range Resources Corp. 5% 3/15/23		7,785	7,464
RSP Permian, Inc.:
5.25% 1/15/25		1,275	1,318
6.625% 10/1/22		1,645	1,719
Sabine Pass Liquefaction LLC:
5% 3/15/27		5,615	5,830
5.875% 6/30/26		5,595	6,112
SemGroup Corp.:
6.375% 3/15/25		1,760	1,681
7.25% 3/15/26		3,290	3,282
SM Energy Co.:
5.625% 6/1/25		1,865	1,767
6.75% 9/15/26		1,495	1,480
Southern Star Central Corp. 5.125% 7/15/22 (c)		2,360	2,395
Southwestern Energy Co.:
4.1% 3/15/22		5,585	5,348
7.5% 4/1/26		2,660	2,687
7.75% 10/1/27		2,390	2,432
Src Energy, Inc. 6.25% 12/1/25 (c)		2,125	2,130
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23 (c)		2,635	2,539
5.5% 2/15/26 (c)		3,355	3,238
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5% 1/15/28 (c)		3,510	3,348
5.125% 2/1/25		1,885	1,876
5.375% 2/1/27		1,885	1,878
Teekay Corp. 8.5% 1/15/20		6,970	7,214
Teine Energy Ltd. 6.875% 9/30/22 (c)		4,205	4,289
Tennessee Gas Pipeline Co. 7.625% 4/1/37		1,550	1,989
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.375% 5/1/24		1,490	1,583
Transportadora de Gas del Sur SA 9.625% 5/14/20 (c)		7,843	8,189
Tullow Oil PLC 7% 3/1/25 (c)		1,595	1,595
Ultra Resources, Inc.:
6.875% 4/15/22 (c)		2,620	2,279
7.125% 4/15/25 (c)		1,745	1,431
Whiting Petroleum Corp. 6.625% 1/15/26 (c)		2,425	2,443
WPX Energy, Inc.:
5.25% 9/15/24		2,865	2,822
6% 1/15/22		7,990	8,210
YPF SA:
7% 12/15/47 (c)		4,235	3,797
8.5% 3/23/21 (c)		2,510	2,741
8.75% 4/4/24 (c)		10,090	11,245
			459,490
TOTAL ENERGY			518,108
FINANCIALS - 7.5%
Banks - 2.3%
Access Bank PLC:
9.25% 6/24/21 (b)(c)		535	546
10.5% 10/19/21 (c)		1,170	1,310
Akbank TAS/Ak Finansal Kiralama A/S 7.2% 3/16/27 (b)(c)		1,860	1,898
Banco de Bogota SA 6.25% 5/12/26 (c)		1,625	1,708
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (c)		2,800	2,926
Banco Do Brasil SA 4.625% 1/15/25 (c)		1,600	1,561
Banco Hipotecario SA 9.75% 11/30/20 (c)		10,535	11,729
Banco Macro SA 6.75% 11/4/26 (b)(c)		5,965	5,989
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (c)		1,200	1,208
6.369% 6/16/18 (c)		1,600	1,610
Banque Centrale de Tunisie 5.75% 1/30/25 (c)		1,730	1,646
Barclays Bank PLC 6.625% 3/30/22 (Reg. S)	EUR	3,000	4,443
Barclays PLC 2% 2/7/28 (Reg. S) (b)	EUR	6,700	8,160
BBVA Bancomer SA 7.25% 4/22/20 (c)		2,700	2,869
BTA Bank JSC 5.5% 12/21/22 (c)		1,300	1,294
CBOM Finance PLC 7.5% 10/5/27 (b)(c)		4,600	4,265
CIT Group, Inc.:
5% 8/15/22		5,870	6,009
5.375% 5/15/20		587	605
Citigroup, Inc. 1.625% 3/21/28 (Reg. S)	EUR	9,450	11,646
Export-Import Bank of Korea 6.2% 8/7/21 (c)	INR	125,600	1,890
Fidelity Bank PLC:
6.875% 5/9/18 (c)		225	224
10.5% 10/16/22 (c)		2,925	3,019
ING Groep NV 2% 3/22/30 (b)	EUR	12,900	15,953
Itau Unibanco Holding SA:
5.125% 5/13/23 (Reg. S)		4,160	4,175
5.5% 8/6/22 (c)		2,655	2,705
JSC BGEO Group 6% 7/26/23 (c)		4,810	4,861
Kazkommertsbank Jsc Mtn Bank Ent 8.5% 5/11/18 (c)		5,605	5,627
Lloyds Banking Group PLC 0.625% 1/15/24 (b)	EUR	18,000	21,715
PSB Finance SA 5.25% 10/19/19		1,900	1,870
Royal Bank of Scotland Group PLC 3.625% 3/25/24 (Reg. S) (b)	EUR	5,000	6,321
SB Capital SA 5.5% 2/26/24 (b)(c)		2,445	2,463
Trade and Development Bank of Mongolia LLC 9.375% 5/19/20 (c)		3,843	4,130
Turkiye Garanti Bankasi A/S:
6.125% 5/24/27 (b)(c)		2,315	2,251
6.25% 4/20/21 (c)		800	823
Turkiye Is Bankasi A/S:
5.5% 4/21/19 (c)		960	969
5.5% 4/21/22 (c)		2,385	2,346
Turkiye Vakiflar Bankasi TAO:
5.75% 1/30/23 (c)		1,620	1,576
6.875% 2/3/25 (Reg. S) (b)		4,735	4,734
UniCredit SpA 6.95% 10/31/22 (Reg. S)	EUR	14,390	21,637
Zenith Bank PLC:
6.25% 4/22/19 (c)		8,530	8,662
7.375% 5/30/22 (c)		6,570	6,772
			196,145
Capital Markets - 0.3%
Adient Global Holdings Ltd. 4.875% 8/15/26 (c)		3,750	3,544
AssuredPartners, Inc. 7% 8/15/25 (c)		1,425	1,407
BCD Acquisition, Inc. 9.625% 9/15/23 (c)		5,635	6,086
Goldman Sachs Group, Inc. 2% 3/22/28	EUR	6,550	8,186
MSCI, Inc.:
5.25% 11/15/24 (c)		2,430	2,481
5.75% 8/15/25 (c)		2,375	2,481
			24,185
Consumer Finance - 2.1%
Ally Financial, Inc.:
4.125% 2/13/22		7,825	7,786
4.625% 3/30/25		5,770	5,698
5.125% 9/30/24		18,860	19,261
8% 11/1/31		73,089	89,169
8% 11/1/31		7,755	9,471
Credito Real S.A.B. de CV 7.5% 3/13/19 (c)		2,880	2,923
Navient Corp.:
5.875% 10/25/24		9,855	9,658
6.5% 6/15/22		2,705	2,800
7.25% 9/25/23		1,645	1,719
SLM Corp.:
5.5% 1/25/23		13,555	13,318
6.125% 3/25/24		4,880	4,862
7.25% 1/25/22		10,590	11,186
Springleaf Financial Corp. 6.875% 3/15/25		5,250	5,270
			183,121
Diversified Financial Services - 1.3%
1MDB Global Investments Ltd. 4.4% 3/9/23		3,000	2,859
Cimpor Financial Operations BV 5.75% 7/17/24 (c)		3,960	3,776
Grinding Media, Inc./MC Grinding Media Canada, Inc. 7.375% 12/15/23 (c)		2,280	2,394
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22		15,890	15,930
6% 8/1/20		5,130	5,233
6.25% 2/1/22		5,860	5,963
6.375% 12/15/25		15,790	15,869
6.75% 2/1/24		3,080	3,134
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 8.625% 11/15/24 (c)		1,025	1,012
j2 Cloud Services LLC/j2 Global Communications, Inc. 6% 7/15/25 (c)		2,370	2,426
James Hardie International Finance Ltd.:
4.75% 1/15/25 (c)		2,550	2,499
5% 1/15/28 (c)		2,575	2,498
PT Bukit Makmur Mandiri Utama 7.75% 2/13/22 (c)		3,390	3,524
Radiate Holdco LLC/Radiate Financial Service Ltd.:
6.625% 2/15/25 (c)		3,200	2,976
6.875% 2/15/23 (c)		1,245	1,205
Sistema International Funding SA 6.95% 5/17/19 (c)		6,055	6,126
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (c)		9,790	10,891
Sparc Em Spc 0% 12/5/22 (c)		425	383
TMK Capital SA 6.75% 4/3/20 (Reg. S)		1,125	1,166
Valvoline, Inc. 5.5% 7/15/24		1,370	1,406
Venator Finance SARL/Venator Capital Management Ltd. 5.75% 7/15/25 (c)		3,020	3,012
Vertiv Inter Holding Corp. 12% 2/15/22 pay-in-kind (b)(c)		5,235	5,543
Wendel SA 2.75% 10/2/24 (Reg. S)	EUR	9,400	12,469
			112,294
Insurance - 1.1%
ACE INA Holdings, Inc.:
1.55% 3/15/28	EUR	9,750	12,017
2.5% 3/15/38	EUR	3,900	4,873
Acrisure LLC 7% 11/15/25 (c)		5,120	4,915
Alliant Holdings Co.-Issuer, Inc./Wayne Merger Sub LLC 8.25% 8/1/23 (c)		9,415	9,697
Assicurazioni Generali SpA 7.75% 12/12/42 (b)	EUR	13,900	21,474
AXA SA 3.25% 5/28/49 (b)	EUR	8,550	10,664
Credit Agricole Assurances SA 2.625% 1/29/48 (b)	EUR	16,900	19,833
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (c)		8,430	8,725
USIS Merger Sub, Inc. 6.875% 5/1/25 (c)		3,490	3,490
			95,688
Mortgage Real Estate Investment Trusts - 0.0%
Starwood Property Trust, Inc. 4.75% 3/15/25 (c)		3,345	3,261
Thrifts & Mortgage Finance - 0.4%
Nationwide Building Society 2% 7/25/29 (Reg. S) (b)	EUR	17,547	21,605
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (c)		13,833	14,992
			36,597
TOTAL FINANCIALS			651,291
HEALTH CARE - 2.5%
Biotechnology - 0.0%
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (c)		1,990	1,965
Health Care Equipment & Supplies - 0.1%
Hill-Rom Holdings, Inc. 5.75% 9/1/23 (c)		1,870	1,935
Hologic, Inc.:
4.375% 10/15/25 (c)		1,810	1,747
4.625% 2/1/28 (c)		1,225	1,176
Teleflex, Inc. 4.625% 11/15/27		1,425	1,371
			6,229
Health Care Providers & Services - 1.6%
Community Health Systems, Inc.:
6.25% 3/31/23		7,815	7,200
6.875% 2/1/22		21,815	12,625
7.125% 7/15/20		3,440	2,799
HCA Holdings, Inc.:
4.75% 5/1/23		5,215	5,274
5.25% 4/15/25		11,820	12,082
5.25% 6/15/26		4,600	4,660
5.375% 2/1/25		7,665	7,684
5.875% 3/15/22		10,760	11,338
5.875% 5/1/23		6,100	6,314
5.875% 2/15/26		9,405	9,570
7.5% 2/15/22		10,195	11,202
HealthSouth Corp. 5.75% 11/1/24		8,045	8,176
MPH Acquisition Holdings LLC 7.125% 6/1/24 (c)		2,000	2,065
Polaris Intermediate Corp. 8.5% 12/1/22 pay-in-kind (b)(c)		11,775	12,011
Quintiles Transnational Corp. 4.875% 5/15/23 (c)		2,960	3,016
Rede D Oregon Finance Sarl 4.95% 1/17/28 (c)		1,070	1,017
Sabra Health Care LP/Sabra Capital Corp. 5.375% 6/1/23		2,105	2,094
Tenet Healthcare Corp.:
4.625% 7/15/24 (c)		1,775	1,706
6.875% 11/15/31		9,840	8,954
7.5% 1/1/22 (c)		2,130	2,244
THC Escrow Corp. III 5.125% 5/1/25 (c)		1,775	1,706
Vizient, Inc. 10.375% 3/1/24 (c)		4,030	4,463
Wellcare Health Plans, Inc. 5.25% 4/1/25		2,715	2,725
West Street Merger Sub, Inc. 6.375% 9/1/25 (c)		1,770	1,686
			142,611
Pharmaceuticals - 0.8%
Actavis Funding SCS 2.125% 6/1/29	EUR	1,196	1,452
Catalent Pharma Solutions 4.875% 1/15/26 (c)		1,155	1,126
Inventiv Group Holdings, Inc. / Investment 7.5% 10/1/24 (c)		1,323	1,406
NVA Holdings, Inc. 6.875% 4/1/26 (c)		1,880	1,894
Teva Pharmaceutical Finance IV BV 3.65% 11/10/21		3,215	3,025
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (c)		20,885	20,332
5.875% 5/15/23 (c)		14,490	12,860
6.5% 3/15/22 (c)		3,520	3,634
7% 3/15/24 (c)		5,280	5,504
9% 12/15/25 (c)		13,680	13,595
			64,828
TOTAL HEALTH CARE			215,633
INDUSTRIALS - 2.0%
Aerospace & Defense - 0.4%
DAE Funding LLC:
4% 8/1/20 (c)		2,035	1,984
4.5% 8/1/22 (c)		2,545	2,415
5% 8/1/24 (c)		3,500	3,312
Huntington Ingalls Industries, Inc. 5% 11/15/25 (c)		3,490	3,677
KLX, Inc. 5.875% 12/1/22 (c)		10,020	10,324
TransDigm, Inc.:
6.375% 6/15/26		7,065	7,118
6.5% 5/15/25		3,510	3,545
			32,375
Air Freight & Logistics - 0.1%
Rumo Luxembourg Sarl 7.375% 2/9/24 (c)		5,520	5,908
XPO Logistics, Inc. 6.125% 9/1/23 (c)		2,935	3,030
			8,938
Airlines - 0.2%
Air Canada 2013-1 Pass Through 5.375% 11/15/22 (c)		1,022	1,052
Allegiant Travel Co. 5.5% 7/15/19		1,170	1,188
Azul Investments LLP 5.875% 10/26/24 (c)		1,810	1,781
Continental Airlines, Inc. pass-thru trust certificates 6.903% 4/19/22		242	251
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 2/10/24		1,476	1,644
Hawaiian Airlines pass-thru certificates Series 2013-1 Class B, 4.95% 7/15/23		1,655	1,683
U.S. Airways pass-thru certificates:
Series 2011-1 Class A, 7.125% 10/22/23		2,986	3,329
Series 2012-2 Class B, 6.75% 6/3/21		1,232	1,309
Series 2013-1 Class B, 5.375% 11/15/21		1,611	1,659
			13,896
Building Products - 0.1%
Jeld-Wen, Inc.:
4.625% 12/15/25 (c)		1,510	1,450
4.875% 12/15/27 (c)		1,510	1,427
Shea Homes Ltd. Partnership/Corp.:
5.875% 4/1/23 (c)		1,225	1,240
6.125% 4/1/25 (c)		1,225	1,239
USG Corp. 4.875% 6/1/27 (c)		930	939
			6,295
Commercial Services & Supplies - 0.5%
ADS Waste Holdings, Inc. 5.625% 11/15/24 (c)		3,270	3,303
APX Group, Inc.:
7.625% 9/1/23		4,945	5,118
7.875% 12/1/22		8,605	8,929
8.75% 12/1/20		6,225	6,256
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (c)		620	647
CD&R Waterworks Merger Sub LLC 6.125% 8/15/25 (c)		1,375	1,344
Covanta Holding Corp.:
5.875% 3/1/24		2,775	2,720
5.875% 7/1/25		950	922
Harland Clarke Holdings Corp. 8.375% 8/15/22 (c)		5,885	5,988
KAR Auction Services, Inc. 5.125% 6/1/25 (c)		3,030	3,015
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding, Inc./Kissner U.S.A. 8.375% 12/1/22 (c)		3,070	3,131
Ritchie Brothers Auctioneers, Inc. 5.375% 1/15/25 (c)		1,100	1,100
The Brink's Co. 4.625% 10/15/27 (c)		3,510	3,256
			45,729
Construction & Engineering - 0.2%
AECOM 5.125% 3/15/27		3,565	3,445
Blueline Rental Finance Corp./Blueline Rental LLC 9.25% 3/15/24 (c)		6,720	7,205
Cementos Progreso Trust 7.125% 11/6/23 (c)		2,045	2,114
Odebrecht Finance Ltd.:
4.375% 4/25/25 (c)		8,814	2,776
5.25% 6/27/29 (c)		3,235	1,019
7.125% 6/26/42 (c)		6,560	2,198
			18,757
Electrical Equipment - 0.0%
Sensata Technologies BV 5% 10/1/25 (c)		3,860	3,802
Industrial Conglomerates - 0.0%
Alfa SA de CV 5.25% 3/25/24 (c)		1,360	1,413
Machinery - 0.1%
U.S.A. Compression Partners LP / 6.875% 4/1/26 (c)		1,260	1,279
Xerium Technologies, Inc. 9.5% 8/15/21		5,650	5,820
			7,099
Marine - 0.0%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (c)		935	764
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (c)		3,645	3,463
			4,227
Professional Services - 0.1%
IHS Markit Ltd.:
4% 3/1/26 (c)		1,550	1,488
4.75% 2/15/25 (c)		2,770	2,812
			4,300
Road & Rail - 0.0%
JSC Georgian Railway 7.75% 7/11/22 (c)		1,490	1,625
Trading Companies & Distributors - 0.2%
Aircastle Ltd.:
5% 4/1/23		2,105	2,171
5.5% 2/15/22		3,785	3,946
Ashtead Capital, Inc. 5.625% 10/1/24 (c)		3,925	4,082
Avantor, Inc. 6% 10/1/24 (c)		3,550	3,532
FLY Leasing Ltd. 5.25% 10/15/24		2,775	2,685
United Rentals North America, Inc. 5.5% 5/15/27		2,355	2,373
			18,789
Transportation Infrastructure - 0.1%
Aeropuertos Argentina 2000 SA 6.875% 2/1/27 (c)		3,730	3,867
Global Ports Finance PLC 6.872% 1/25/22 (c)		1,645	1,738
			5,605
TOTAL INDUSTRIALS			172,850
INFORMATION TECHNOLOGY - 1.2%
Communications Equipment - 0.2%
Banglalink Digital Communications Ltd. 8.625% 5/6/19 (c)		9,395	9,625
Commscope Technologies LLC 5% 3/15/27 (c)		3,775	3,586
Vrio Finco 1 LLC / Vrio Finco 6.25% 4/4/23 (c)		1,275	1,288
			14,499
Electronic Equipment & Components - 0.1%
Conduent Finance, Inc./Xerox Business Service LLC 10.5% 12/15/24 (c)		8,230	9,660
TTM Technologies, Inc. 5.625% 10/1/25 (c)		1,190	1,184
			10,844
Internet Software & Services - 0.1%
Balboa Merger Sub, Inc. 11.375% 12/1/21 (c)		7,275	7,921
Camelot Finance SA 7.875% 10/15/24 (c)		1,670	1,743
CyrusOne LP/CyrusOne Finance Corp.:
5% 3/15/24		945	946
5.375% 3/15/27		810	808
GTT Communications, Inc. 7.875% 12/31/24 (c)		1,745	1,749
			13,167
IT Services - 0.1%
CDW LLC/CDW Finance Corp. 5% 9/1/25		1,895	1,886
Ceridian HCM Holding, Inc. 11% 3/15/21 (c)		2,010	2,080
Gartner, Inc. 5.125% 4/1/25 (c)		1,750	1,750
			5,716
Semiconductors & Semiconductor Equipment - 0.5%
Microsemi Corp. 9.125% 4/15/23 (c)		755	841
NXP BV/NXP Funding LLC:
4.625% 6/15/22 (c)		4,280	4,376
4.625% 6/1/23 (c)		3,520	3,583
5.75% 3/15/23 (c)		13,101	13,478
Qorvo, Inc.:
6.75% 12/1/23		2,750	2,932
7% 12/1/25		8,399	9,120
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (c)		3,690	3,878
Versum Materials, Inc. 5.5% 9/30/24 (c)		1,935	2,003
			40,211
Software - 0.2%
Ascend Learning LLC 6.875% 8/1/25 (c)		1,205	1,238
Ensemble S Merger Sub, Inc. 9% 9/30/23 (c)		6,240	6,552
JDA Escrow LLC/JDA Bond Finance, Inc. 7.375% 10/15/24 (c)		1,330	1,377
Open Text Corp. 5.875% 6/1/26 (c)		2,805	2,885
Parametric Technology Corp. 6% 5/15/24		1,135	1,189
SS&C Technologies Holdings, Inc. 5.875% 7/15/23		2,985	3,145
Symantec Corp. 5% 4/15/25 (c)		3,025	3,050
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 2/1/23 (c)		1,650	1,654
			21,090
TOTAL INFORMATION TECHNOLOGY			105,527
MATERIALS - 3.3%
Chemicals - 1.1%
Braskem Finance Ltd.:
5.375% 5/2/22 (c)		3,350	3,463
6.45% 2/3/24		1,975	2,146
Hexion, Inc. 10.375% 2/1/22 (c)		1,350	1,306
Kraton Polymers LLC/Kraton Polymers Capital Corp. 10.5% 4/15/23 (c)		2,370	2,631
Momentive Performance Materials, Inc.:
3.88% 10/24/21		37,507	39,335
4.69% 4/24/22		12,150	12,818
10% 10/15/20 (d)(f)		12,150	0
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (d)(f)		37,507	0
NOVA Chemicals Corp.:
4.875% 6/1/24 (c)		4,435	4,247
5.25% 6/1/27 (c)		3,800	3,610
Nufarm Australia Ltd. 6.375% 10/15/19 (c)		1,725	1,747
OCP SA 5.625% 4/25/24 (c)		1,140	1,203
Petkim Petrokimya Holding A/S 5.875% 1/26/23 (c)		1,810	1,773
Platform Specialty Products Corp.:
5.875% 12/1/25 (c)		5,335	5,215
6.5% 2/1/22 (c)		3,700	3,760
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.5% 6/15/25 (c)		2,870	2,956
The Chemours Co. LLC 5.375% 5/15/27		1,460	1,464
TPC Group, Inc. 8.75% 12/15/20 (c)		6,250	6,279
Tronox Finance PLC 5.75% 10/1/25 (c)		1,615	1,571
			95,524
Construction Materials - 0.1%
CEMEX Finance LLC 6% 4/1/24 (c)		1,850	1,906
CEMEX S.A.B. de CV 7.75% 4/16/26 (c)		1,630	1,796
Summit Materials LLC/Summit Materials Finance Corp. 5.125% 6/1/25 (c)		1,490	1,445
U.S. Concrete, Inc. 6.375% 6/1/24		1,815	1,883
Union Andina de Cementos SAA 5.875% 10/30/21 (c)		2,050	2,114
			9,144
Containers & Packaging - 0.4%
Ard Securities Finance Sarl 8.75% 1/31/23 pay-in-kind (b)(c)		2,055	2,153
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.625% 5/15/23 (c)		3,725	3,739
6% 6/30/21 (c)		2,530	2,581
6% 2/15/25 (c)		5,980	6,010
7.25% 5/15/24 (c)		6,655	7,079
Crown Cork & Seal, Inc.:
7.375% 12/15/26		5,240	5,843
7.5% 12/15/96		4,010	4,020
Flex Acquisition Co., Inc. 6.875% 1/15/25 (c)		1,615	1,599
Plastipak Holdings, Inc. 6.25% 10/15/25 (c)		1,020	1,017
Sealed Air Corp. 5.25% 4/1/23 (c)		2,170	2,230
			36,271
Metals & Mining - 1.7%
Alcoa Nederland Holding BV:
6.75% 9/30/24 (c)		2,525	2,702
7% 9/30/26 (c)		2,090	2,252
Aleris International, Inc. 6% 6/1/20 (c)(d)		30	30
ArcelorMittal SA 0.95% 1/17/23 (Reg. S)	EUR	11,575	14,011
Big River Steel LLC/BRS Finance Corp. 7.25% 9/1/25 (c)		2,750	2,853
Cliffs Natural Resources, Inc.:
4.875% 1/15/24 (c)		3,525	3,419
5.75% 3/1/25 (c)		3,540	3,381
Constellium NV 5.875% 2/15/26 (c)		1,435	1,413
CSN Islands XI Corp. 6.875% 9/21/19 (c)		1,245	1,242
CSN Resources SA 6.5% 7/21/20 (c)		5,650	5,479
EVRAZ Group SA:
5.375% 3/20/23 (c)		1,765	1,782
8.25% 1/28/21 (Reg. S)		2,185	2,395
Ferrexpo Finance PLC:
10.375% 4/7/19 (c)		526	541
10.375% 4/7/19 (c)		840	864
10.375% 4/7/19 (Reg. S)		2,185	2,248
10.375% 4/7/19 (Reg. S)		1,685	1,734
First Quantum Minerals Ltd.:
6.5% 3/1/24 (c)		2,630	2,492
6.875% 3/1/26 (c)		2,630	2,499
7% 2/15/21 (c)		4,470	4,481
7.25% 5/15/22 (c)		2,630	2,630
7.25% 4/1/23 (c)		7,360	7,250
7.5% 4/1/25 (c)		4,370	4,291
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (c)		2,325	2,296
5.125% 3/15/23 (c)		3,705	3,680
5.125% 5/15/24 (c)		2,860	2,821
Freeport-McMoRan, Inc.:
3.55% 3/1/22		1,870	1,809
3.875% 3/15/23		5,605	5,417
5.4% 11/14/34		1,770	1,682
5.45% 3/15/43		11,570	10,641
6.75% 2/1/22		5,415	5,598
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (c)		1,815	1,828
GTL Trade Finance, Inc. 5.893% 4/29/24 (c)		1,700	1,805
JMC Steel Group, Inc. 9.875% 6/15/23 (c)		2,450	2,695
Joseph T Ryerson & Son, Inc. 11% 5/15/22 (c)		2,105	2,321
Lundin Mining Corp. 7.875% 11/1/22 (c)		185	195
Metinvest BV 9.3725% 12/31/21 pay-in-kind (b)		9,187	9,612
Murray Energy Corp. 11.25% 4/15/21 (c)		3,785	1,419
Polyus Finance PLC 5.25% 2/7/23 (c)		1,225	1,243
Stillwater Mining Co.:
6.125% 6/27/22 (c)		4,990	4,971
7.125% 6/27/25 (c)		2,330	2,346
United States Steel Corp. 6.25% 3/15/26		3,495	3,486
Vale Overseas Ltd. 4.375% 1/11/22		581	596
Vedanta Resources PLC:
6.375% 7/30/22 (c)		4,975	5,037
8.25% 6/7/21 (c)		2,540	2,761
VM Holding SA 5.375% 5/4/27 (c)		1,095	1,121
			145,369
Paper & Forest Products - 0.0%
Boise Cascade Co. 5.625% 9/1/24 (c)		1,355	1,385
NewPage Corp.:
3 month U.S. LIBOR + 6.250% 0% 5/1/12 (b)(d)(f)(g)		2,460	0
11.375% 12/31/2014 (d)(f)		3,825	0
			1,385
TOTAL MATERIALS			287,693
REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Equinix, Inc. 5.375% 5/15/27		2,725	2,766
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27		3,890	3,813
5.25% 8/1/26		1,325	1,320
			7,899
Real Estate Management & Development - 0.4%
Deutsche Annington Finance BV 2.75% 3/22/38	EUR	5,600	6,975
Grand City Properties SA 1.375% 8/3/26 (Reg. S)	EUR	9,500	11,403
Howard Hughes Corp. 5.375% 3/15/25 (c)		3,780	3,733
Inversiones y Representaciones SA 11.5% 7/20/20 (Reg. S)		15	17
IRSA Propiedades Comerciales SA 8.75% 3/23/23 (c)		3,900	4,292
Mattamy Group Corp. 6.875% 12/15/23 (c)		2,740	2,815
Shimao Property Holdings Ltd. 4.75% 7/3/22		2,895	2,842
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.25% 4/15/21 (c)		6,295	6,350
			38,427
TOTAL REAL ESTATE			46,326
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 1.5%
AT&T, Inc. 3.15% 9/4/36	EUR	9,100	11,368
Axtel S.A.B. de CV 6.375% 11/14/24 (c)		3,350	3,400
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (c)		1,710	1,706
Citizens Communications Co.:
7.875% 1/15/27		2,505	1,303
9% 8/15/31		3,545	2,154
Colombia Telecomunicaciones SA 5.375% 9/27/22 (c)		1,770	1,789
Frontier Communications Corp. 8.5% 4/1/26 (c)		3,790	3,676
GCI, Inc. 6.875% 4/15/25		3,760	3,939
GTH Finance BV:
6.25% 4/26/20 (c)		1,575	1,631
7.25% 4/26/23 (c)		7,750	8,427
Lynx II Corp. 6.375% 4/15/23 (c)		1,555	1,578
Sable International Finance Ltd. 6.875% 8/1/22 (c)		16,730	17,483
SFR Group SA:
6.25% 5/15/24 (c)		16,927	15,954
7.375% 5/1/26 (c)		21,635	20,607
Sprint Capital Corp.:
6.875% 11/15/28		4,132	3,858
8.75% 3/15/32		3,187	3,330
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (c)		3,430	3,502
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (c)		7,000	6,694
U.S. West Communications:
6.875% 9/15/33		1,925	1,832
7.25% 9/15/25		420	453
7.25% 10/15/35		1,205	1,191
UPCB Finance IV Ltd. 5.375% 1/15/25 (c)		4,110	3,966
Verizon Communications, Inc. 2.875% 1/15/38	EUR	5,850	7,184
Virgin Media Finance PLC 4.875% 2/15/22		4,640	4,594
			131,619
Wireless Telecommunication Services - 1.6%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	64,200	3,262
Comcel Trust 6.875% 2/6/24 (c)		4,835	5,045
Digicel Group Ltd.:
6% 4/15/21 (c)		745	699
6.75% 3/1/23 (c)		1,330	1,199
7.125% 4/1/22 (c)		2,810	2,192
Intelsat Jackson Holdings SA:
5.5% 8/1/23		12,550	10,166
9.75% 7/15/25 (c)		4,460	4,165
Millicom International Cellular SA 6% 3/15/25 (c)		6,350	6,533
MTN (Mauritius) Investments Ltd. 6.5% 10/13/26 (c)		2,285	2,405
Sprint Communications, Inc. 6% 11/15/22		9,930	9,744
Sprint Corp.:
7.125% 6/15/24		18,887	18,415
7.625% 2/15/25		10,515	10,344
7.625% 3/1/26		3,505	3,422
7.875% 9/15/23		9,580	9,784
T-Mobile U.S.A., Inc.:
6% 4/15/24		5,590	5,823
6.375% 3/1/25		19,464	20,340
6.5% 1/15/24		18,543	19,424
TBG Global Pte. Ltd. 5.25% 2/10/22 (Reg. S)		2,050	2,063
			135,025
TOTAL TELECOMMUNICATION SERVICES			266,644
UTILITIES - 1.1%
Electric Utilities - 0.1%
InterGen NV 7% 6/30/23 (c)		1,545	1,545
Israel Electric Corp. Ltd.:
4.25% 8/14/28 (c)		1,275	1,249
7.75% 12/15/27 (Reg. S)		1,175	1,452
Pampa Holding SA 7.5% 1/24/27 (c)		1,715	1,773
			6,019
Gas Utilities - 0.2%
Southern Natural Gas Co.:
7.35% 2/15/31		8,245	10,209
8% 3/1/32		6,000	7,847
			18,056
Independent Power and Renewable Electricity Producers - 0.8%
Calpine Corp. 5.25% 6/1/26 (c)		3,520	3,397
Dynegy, Inc.:
7.375% 11/1/22		11,735	12,366
7.625% 11/1/24		13,340	14,391
8% 1/15/25 (c)		6,400	6,960
8.125% 1/30/26 (c)		7,070	7,804
Listrindo Capital BV 4.95% 9/14/26 (c)		1,215	1,148
NextEra Energy Partners LP:
4.25% 9/15/24 (c)		2,350	2,280
4.5% 9/15/27 (c)		1,635	1,541
NRG Energy, Inc. 5.75% 1/15/28 (c)		3,940	3,851
Pattern Energy Group, Inc. 5.875% 2/1/24 (c)		1,680	1,718
Talen Energy Supply LLC:
6.5% 6/1/25		3,040	2,143
10.5% 1/15/26 (c)		2,460	2,116
TerraForm Power Operating LLC:
4.25% 1/31/23 (c)		1,805	1,735
5% 1/31/28 (c)		1,815	1,722
6.625% 6/15/25 (b)(c)		2,610	2,806
The AES Corp.:
4% 3/15/21		2,630	2,647
4.5% 3/15/23		2,630	2,678
			71,303
TOTAL UTILITIES			95,378

TOTAL NONCONVERTIBLE BONDS			2,919,259

TOTAL CORPORATE BONDS
(Cost $2,892,029)			2,940,601

U.S. Government and Government Agency Obligations - 16.5%
U.S. Government Agency Obligations - 0.1%
Tennessee Valley Authority:
5.25% 9/15/39		$968	$1,269
5.375% 4/1/56		1,700	2,356

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			3,625

U.S. Treasury Obligations - 16.1%
U.S. Treasury Bonds:
stripped coupon 2/15/34		11,370	7,127
2.5% 2/15/46		16,112	14,632
2.75% 8/15/47		66,206	63,137
2.75% 11/15/47		17,000	16,216
2.875% 8/15/45		22,540	22,088
3% 11/15/45		1,000	1,003
3% 5/15/47		12,000	12,033
3% 2/15/48		22,091	22,169
3.625% 2/15/44 (i)(j)		65,247	72,965
4.25% 5/15/39		34,900	42,397
4.75% 2/15/37		24,754	31,640
5.25% 2/15/29		6,703	8,257
6.125% 8/15/29 (i)		33,824	44,853
7.875% 2/15/21		5,350	6,168
U.S. Treasury Notes:
1.125% 9/30/21		39,869	38,078
1.25% 5/31/19		4,000	3,958
1.375% 7/31/19		27,244	26,946
1.375% 4/30/20		65,349	64,087
1.375% 1/31/21		3,000	2,916
1.375% 8/31/23		4,000	3,752
1.5% 10/31/19		29,976	29,622
1.5% 7/15/20		46,363	45,493
1.5% 8/15/26		2,255	2,045
1.625% 8/31/22		20,048	19,284
1.625% 5/31/23		4,290	4,090
1.75% 5/31/22		18,000	17,451
1.75% 6/30/22		34,234	33,170
1.875% 1/31/22		7,832	7,653
1.875% 3/31/22		111,926	109,220
1.875% 7/31/22		34,987	34,039
1.875% 9/30/22		5,000	4,857
2% 9/30/20		61,851	61,310
2% 1/15/21		32,225	31,890
2% 12/31/21		64,468	63,313
2% 10/31/22		27,500	26,847
2% 8/15/25		10,998	10,474
2% 11/15/26		38,231	36,031
2.125% 6/30/21		10,000	9,900
2.125% 7/31/24		81,110	78,541
2.125% 11/30/24		56,314	54,386
2.125% 5/15/25		9,822	9,453
2.25% 2/29/20		16,500	16,490
2.25% 7/31/21		60,289	59,898
2.25% 12/31/24		67,158	65,335
2.25% 2/15/27		14,169	13,609
2.25% 8/15/27		11,156	10,689
2.25% 11/15/27		7,497	7,176
2.375% 5/15/27		4,979	4,827
2.625% 2/28/23		31,000	31,083
2.75% 2/15/28		5,300	5,299

TOTAL U.S. TREASURY OBLIGATIONS			1,407,897

Other Government Related - 0.3%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 1 month U.S. LIBOR + 0.350% 1.9293% 12/7/20 (NCUA Guaranteed) (b)(g)		883	884
Series 2011-R1 Class 1A, 1 month U.S. LIBOR + 0.450% 2.0295% 1/8/20 (NCUA Guaranteed) (b)(g)		1,855	1,859
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)		23,400	24,013

TOTAL OTHER GOVERNMENT RELATED			26,756

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,464,504)			1,438,278

U.S. Government Agency - Mortgage Securities - 3.1%
Fannie Mae - 0.5%
12 month U.S. LIBOR + 1.365% 3.115% 10/1/35 (b)(g)		15	15
12 month U.S. LIBOR + 1.415% 3.165% 11/1/33 (b)(g)		13	13
12 month U.S. LIBOR + 1.495% 3.296% 1/1/35 (b)(g)		81	84
12 month U.S. LIBOR + 1.553% 3.326% 6/1/36 (b)(g)		17	17
12 month U.S. LIBOR + 1.565% 3.315% 3/1/37 (b)(g)		22	23
12 month U.S. LIBOR + 1.617% 3.398% 3/1/33 (b)(g)		52	54
12 month U.S. LIBOR + 1.643% 3.315% 9/1/36 (b)(g)		28	29
12 month U.S. LIBOR + 1.645% 3.395% 6/1/47 (b)(g)		45	46
12 month U.S. LIBOR + 1.725% 2.593% 6/1/42 (b)(g)		170	175
12 month U.S. LIBOR + 1.728% 3.478% 11/1/36 (b)(g)		16	17
12 month U.S. LIBOR + 1.745% 3.54% 7/1/35 (b)(g)		69	71
12 month U.S. LIBOR + 1.760% 3.56% 2/1/37 (b)(g)		199	205
12 month U.S. LIBOR + 1.800% 2.747% 1/1/42 (b)(g)		593	615
12 month U.S. LIBOR + 1.800% 3.569% 7/1/41 (b)(g)		160	169
12 month U.S. LIBOR + 1.818% 2.686% 2/1/42 (b)(g)		836	866
12 month U.S. LIBOR + 1.818% 3.017% 9/1/41 (b)(g)		89	92
12 month U.S. LIBOR + 1.818% 3.259% 7/1/41 (b)(g)		119	126
12 month U.S. LIBOR + 1.830% 3.332% 10/1/41 (b)(g)		79	82
12 month U.S. LIBOR + 1.851% 3.518% 5/1/36 (b)(g)		8	8
12 month U.S. LIBOR + 1.885% 3.637% 4/1/36 (b)(g)		134	142
12 month U.S. LIBOR + 2.176% 3.848% 8/1/35 (b)(g)		160	166
6 month U.S. LIBOR + 1.550% 3.05% 11/1/35 (b)(g)		168	172
6 month U.S. LIBOR + 1.550% 3.084% 9/1/33 (b)(g)		215	221
U.S. TREASURY 1 YEAR INDEX + 1.965% 2.84% 2/1/36 (b)(g)		9	10
3% 7/1/47 to 4/1/48		4,400	4,296
3% 4/1/48 (e)		2,000	1,951
4% 5/1/29		6,726	6,953
4.5% 11/1/25 to 6/1/41		3,999	4,210
5% 2/1/22 to 4/1/22		17	17
5.5% 10/1/20 to 5/1/44		14,523	15,894
6% 1/1/34 to 6/1/36		1,642	1,834
6.5% 2/1/22 to 8/1/36		2,344	2,639

TOTAL FANNIE MAE			41,212

Freddie Mac - 0.0%
12 month U.S. LIBOR + 1.325% 3.075% 1/1/36 (b)(g)		45	46
12 month U.S. LIBOR + 1.325% 3.075% 3/1/37 (b)(g)		14	15
12 month U.S. LIBOR + 1.600% 3.35% 7/1/35 (b)(g)		75	76
12 month U.S. LIBOR + 1.754% 3.068% 9/1/41 (b)(g)		854	894
12 month U.S. LIBOR + 1.793% 3.543% 4/1/37 (b)(g)		31	32
12 month U.S. LIBOR + 1.874% 3.642% 10/1/42 (b)(g)		480	504
12 month U.S. LIBOR + 1.877% 3.246% 4/1/41 (b)(g)		81	83
12 month U.S. LIBOR + 1.880% 3.055% 10/1/41 (b)(g)		554	579
12 month U.S. LIBOR + 1.880% 3.204% 9/1/41 (b)(g)		97	100
12 month U.S. LIBOR + 1.910% 3.271% 6/1/41 (b)(g)		92	97
12 month U.S. LIBOR + 1.910% 3.417% 5/1/41 (b)(g)		97	103
12 month U.S. LIBOR + 1.910% 3.579% 5/1/41 (b)(g)		133	140
12 month U.S. LIBOR + 1.910% 3.677% 6/1/41 (b)(g)		121	128
12 month U.S. LIBOR + 2.045% 3.811% 7/1/36 (b)(g)		50	53
6 month U.S. LIBOR + 1.445% 2.945% 3/1/35 (b)(g)		32	33
6 month U.S. LIBOR + 1.647% 3.261% 2/1/37 (b)(g)		35	36
6 month U.S. LIBOR + 1.675% 3.175% 6/1/37 (b)(g)		25	26
6 month U.S. LIBOR + 1.685% 3.188% 1/1/37 (b)(g)		183	189
6 month U.S. LIBOR + 1.720% 3.345% 8/1/37 (b)(g)		46	47
6 month U.S. LIBOR + 1.746% 3.091% 5/1/37 (b)(g)		23	24
6 month U.S. LIBOR + 1.932% 3.339% 10/1/36 (b)(g)		147	153
6 month U.S. LIBOR + 1.976% 3.48% 10/1/35 (b)(g)		103	107
6 month U.S. LIBOR + 2.010% 3.51% 5/1/37 (b)(g)		250	262
6 month U.S. LIBOR + 2.010% 3.51% 5/1/37 (b)(g)		128	132
6 month U.S. LIBOR + 2.040% 3.622% 6/1/37 (b)(g)		52	53
6 month U.S. LIBOR + 2.066% 3.563% 6/1/37 (b)(g)		34	36
6 month U.S. LIBOR + 2.755% 4.287% 10/1/35 (b)(g)		25	26
U.S. TREASURY 1 YEAR INDEX + 2.035% 2.971% 6/1/33 (b)(g)		141	146
U.S. TREASURY 1 YEAR INDEX + 2.383% 3.842% 2/1/36 (b)(g)		2	2
U.S. TREASURY 1 YEAR INDEX + 2.548% 3.548% 7/1/35 (b)(g)		84	89
6% 1/1/24		478	506
6.5% 9/1/21 to 3/1/22		137	143

TOTAL FREDDIE MAC			4,860

Ginnie Mae - 2.6%
6% 6/15/36		1,979	2,240
4.313% 8/20/61 (b)(k)		719	724
4.5% 4/1/48 (e)		38,600	40,149
4.5% 4/1/48 (e)		43,900	45,662
4.5% 4/1/48 (e)		2,600	2,704
4.5% 4/1/48 (e)		38,600	40,149
4.5% 5/1/48 (e)		41,200	42,778
4.5% 5/1/48 (e)		41,300	42,882
4.641% 2/20/62 (b)(k)		1,068	1,085
4.674% 2/20/62 (b)(k)		1,249	1,265
4.703% 1/20/62 (b)(k)		5,554	5,623
5.47% 8/20/59 (b)(k)		9	9

TOTAL GINNIE MAE			225,270

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $271,099)			271,342

Asset-Backed Securities - 1.0%
ALG Student Loan Trust Series 2017-1A Class A3, 3 month U.S. LIBOR + 0.090% 1.468% 6/28/23 (b)(c)(g)		$9,814	$9,758
GCO Education Loan Funding Trust Series 2006-1 Class A8L, 3 month U.S. LIBOR + 0.130% 2.0736% 5/25/25 (b)(g)		3,518	3,515
Goal Capital Funding Trust Series 2005-2 Class A3, 3 month U.S. LIBOR + 0.170% 2.1136% 5/28/30 (b)(g)		1,456	1,453
Higher Education Funding Series 2005-1 Class A5, 3 month U.S. LIBOR + 0.160% 2.1036% 2/25/32 (b)(g)		1,758	1,755
Illinois Student Assistance Commission Student Loan Rev. Series 2010-1 Class A2, 3 month U.S. LIBOR + 1.050% 2.4174% 4/25/22 (b)(g)		408	408
Navient Student Loan Trust:
Series 2017-3A:
Class A1, 1 month U.S. LIBOR + 0.300% 2.1715% 7/26/66 (b)(c)(g)		3,387	3,389
Class A2, 1 month U.S. LIBOR + 0.600% 2.4715% 7/26/66 (b)(c)(g)		5,578	5,612
Series 2018-1A Class A1, 1 month U.S. LIBOR + 0.250% 2.0615% 3/25/67 (b)(c)(g)		7,828	7,825
Northstar Education Finance, Inc., Delaware Series 2004-2 Class A4, 3 month U.S. LIBOR + 0.230% 1.608% 7/28/21 (b)(g)		12,711	12,703
SLM Student Loan Trust:
Series 2007-8 Class A4, 3 month U.S. LIBOR + 0.470% 2.2152% 1/26/26 (b)(g)		34,923	35,010
Series 2011-1 Class A1, 1 month U.S. LIBOR + 0.520% 2.3915% 3/25/26 (b)(g)		2,357	2,364
TOTAL ASSET-BACKED SECURITIES
(Cost $83,760)			83,792

Collateralized Mortgage Obligations - 3.2%
U.S. Government Agency - 3.2%
Fannie Mae:
floater Series 2010-15 Class FJ, 1 month U.S. LIBOR + 0.930% 2.8015% 6/25/36 (b)(g)		2,151	2,182
planned amortization class:
Series 2003-70 Class BJ, 5% 7/25/33		238	255
Series 2005-19 Class PA, 5.5% 7/25/34		431	442
Series 2005-64 Class PX, 5.5% 6/25/35		572	605
Series 2005-68 Class CZ, 5.5% 8/25/35		2,176	2,383
Series 2010-118 Class PB, 4.5% 10/25/40		2,232	2,309
Series 2012-149:
Class DA, 1.75% 1/25/43		605	579
Class GA, 1.75% 6/25/42		597	571
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23		387	404
Series 2004-91 Class Z, 5% 12/25/34		1,881	2,012
Series 2005-117 Class JN, 4.5% 1/25/36		366	381
Series 2005-14 Class ZB, 5% 3/25/35		716	767
Series 2006-72 Class CY, 6% 8/25/26		569	605
Series 2009-59 Class HB, 5% 8/25/39		1,082	1,160
Series 201-75 Class AL, 3.5% 8/25/26		5,343	5,457
Series 2010-97 Class CX, 4.5% 9/25/25		3,300	3,444
Series 2011-80:
Class HE, 3.5% 8/25/26		1,876	1,924
Class KB, 3.5% 8/25/26		2,913	2,980
Series 2009-85 Class IB, 4.5% 8/25/24 (l)		63	2
Series 2009-93 Class IC, 4.5% 9/25/24 (l)		87	3
Series 2010-139 Class NI, 4.5% 2/25/40 (l)		1,155	115
Series 2010-39 Class FG, 1 month U.S. LIBOR + 0.920% 2.7915% 3/25/36 (b)(g)		1,346	1,375
Series 2010-97 Class CI, 4.5% 8/25/25 (l)		260	12
Series 2011-67 Class AI, 4% 7/25/26 (l)		337	30
Series 2012-27 Class EZ, 4.25% 3/25/42		2,703	2,816
Series 2016-26 Class CG, 3% 5/25/46		4,695	4,681
Freddie Mac:
floater:
Series 2630 Class FL, 1 month U.S. LIBOR + 0.500% 2.2766% 6/15/18 (b)(g)		0	0
Series 2711 Class FC, 1 month U.S. LIBOR + 0.900% 2.6766% 2/15/33 (b)(g)		673	687
floater planned amortization class Series 2770 Class FH, 1 month U.S. LIBOR + 0.400% 2.1766% 3/15/34 (b)(g)		839	844
planned amortization class:
Series 2101 Class PD, 6% 11/15/28		26	28
Series 2996 Class MK, 5.5% 6/15/35		66	71
Series 3415 Class PC, 5% 12/15/37		290	309
Series 3840 Class VA, 4.5% 9/15/27		1,222	1,234
Series 3857 Class ZP, 5% 5/15/41		1,048	1,194
Series 4135 Class AB, 1.75% 6/15/42		450	430
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34		3,558	3,893
Series 2303 Class ZV, 6% 4/15/31		65	71
Series 2877 Class ZD, 5% 10/15/34		2,340	2,505
Series 3745 Class KV, 4.5% 12/15/26		2,400	2,520
Series 3806 Class L, 3.5% 2/15/26		2,700	2,772
Series 3862 Class MB, 3.5% 5/15/26		3,108	3,179
Series 3843 Class PZ, 5% 4/15/41		1,051	1,184
Freddie Mac Multi-family Structured pass-thru certificates sequential payer:
Series 4335 Class AL, 4.25% 3/15/40		1,845	1,903
Series 4341 Class ML, 3.5% 11/15/31		2,575	2,622
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 1 month U.S. LIBOR + 0.500% 2.3221% 7/20/37 (b)(g)		450	452
Series 2008-2 Class FD, 1 month U.S. LIBOR + 0.480% 2.3021% 1/20/38 (b)(g)		112	113
Series 2008-73 Class FA, 1 month U.S. LIBOR + 0.860% 2.6821% 8/20/38 (b)(g)		770	784
Series 2008-83 Class FB, 1 month U.S. LIBOR + 0.900% 2.7221% 9/20/38 (b)(g)		646	659
Series 2009-108 Class CF, 1 month U.S. LIBOR + 0.600% 2.3864% 11/16/39 (b)(g)		483	486
Series 2009-116 Class KF, 1 month U.S. LIBOR + 0.530% 2.3164% 12/16/39 (b)(g)		364	366
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 1.8969% 7/20/60 (b)(g)(k)		3,362	3,353
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 1.8618% 9/20/60 (b)(g)(k)		4,059	4,045
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 1.8618% 8/20/60 (b)(g)(k)		4,533	4,518
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 1.9418% 12/20/60 (b)(g)(k)		1,539	1,537
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 2.0618% 12/20/60 (b)(g)(k)		2,535	2,540
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 2.0747% 2/20/61 (b)(g)(k)		5,364	5,372
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 2.0647% 2/20/61 (b)(g)(k)		6,325	6,334
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 2.0618% 4/20/61 (b)(g)(k)		2,113	2,118
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 2.0618% 5/20/61 (b)(g)(k)		2,519	2,525
Class FC, 1 month U.S. LIBOR + 0.500% 2.0618% 5/20/61 (b)(g)(k)		2,364	2,370
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 2.1047% 6/20/61 (b)(g)(k)		2,977	2,985
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 2.1618% 10/20/61 (b)(g)(k)		3,196	3,210
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 2.2618% 11/20/61 (b)(g)(k)		2,764	2,785
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 2.2618% 1/20/62 (b)(g)(k)		1,842	1,855
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 2.1918% 1/20/62 (b)(g)(k)		2,686	2,702
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 2.1918% 3/20/62 (b)(g)(k)		1,680	1,689
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 2.2118% 5/20/61 (b)(g)(k)		725	726
Series 2013-H19:
Class FC, 1 month U.S. LIBOR + 0.600% 2.1618% 8/20/63 (b)(g)(k)		438	440
Class FD, 1 month U.S. LIBOR + 0.600% 2.1618% 8/20/63 (b)(g)(k)		1,152	1,157
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 1.8547% 5/20/63 (b)(g)(k)		3,013	3,013
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 1.7747% 4/20/63 (b)(g)(k)		3,486	3,484
planned amortization class:
Series 2010-31 Class BP, 5% 3/20/40		3,810	4,149
Series 2011-136 Class WI, 4.5% 5/20/40 (l)		733	86
sequential payer:
Series 2011-69 Class GX, 4.5% 5/16/40		4,540	4,785
Series 2013-H06 Class HA, 1.65% 1/20/63 (k)		1,219	1,203
Series 2014-H04 Class HA, 2.75% 2/20/64 (k)		11,883	11,836
Series 2014-H12 Class KA, 2.75% 5/20/64 (k)		1,749	1,731
Series 2016-H02 Class FM, 1 month U.S. LIBOR + 0.500% 2.0747% 9/20/62 (b)(g)(k)		5,352	5,366
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 2.2247% 11/20/65 (b)(g)(k)		1,177	1,180
Series 2004-22 Class M1, 5.5% 4/20/34		279	337
Series 2010-169 Class Z, 4.5% 12/20/40		2,322	2,454
Series 2010-H15 Class TP, 5.15% 8/20/60 (k)		5,279	5,376
Series 2010-H16 Class BA, 3.55% 7/20/60 (k)		17,186	17,266
Series 2010-H17 Class XP, 5.2953% 7/20/60 (b)(k)		5,582	5,699
Series 2010-H18 Class PL, 5.01% 9/20/60 (b)(k)		4,643	4,727
Series 2010-H22 Class LA, 3.75% 10/20/60 (k)		3,483	3,507
Series 2010-H28 Class KA, 3.75% 12/20/60 (k)		6,942	7,000
Series 2012-64 Class KI, 3.5% 11/20/36 (l)		489	37
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 6.2372% 4/20/39 (b)(m)		1,994	2,041
Class ST, 8.800% - 1 month U.S. LIBOR 6.3706% 8/20/39 (b)(m)		5,653	5,850
Series 2013-H07 Class JA, 1.75% 3/20/63 (k)		8,619	8,490
Series 2015-H17 Class HA, 2.5% 5/20/65 (k)		6,302	6,277
Series 2015-H21:
Class HA, 2.5% 6/20/63 (k)		16,206	16,153
Class JA, 2.5% 6/20/65 (k)		1,502	1,496
Series 2015-H30 Class HA, 1.75% 9/20/62 (b)(k)		12,997	12,841
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 1.65% 5/20/66 (b)(g)(k)		7,270	7,310
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 2.14% 8/20/66 (b)(g)(k)		8,070	8,092
Series 2090-118 Class XZ, 5% 12/20/39		5,046	5,553
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $278,890)			275,400

Commercial Mortgage Securities - 2.3%
Fannie Mae Series 2017-T1 Class A, 2.898% 6/25/27		18,093	17,514
Freddie Mac:
floater:
Series KP04 Class AG1, 1 month U.S. LIBOR + 0.220% 1.8901% 7/25/20 (b)(g)		5,100	5,106
Series KP04, Class AG2, 1 month U.S. LIBOR + 0.200% 1.8701% 10/25/19 (b)(g)		10,200	10,200
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20		2,120	2,178
sequential payer:
Series 2017-SR01 Class A2, 2.75% 11/25/22		9,200	9,091
Series K006 Class A2, 4.251% 1/25/20		9,078	9,299
Series K034 Class A1, 2.669% 2/25/23		5,733	5,685
Series K071 Class A2, 3.289% 11/25/27		4,400	4,407
Series K072 Class A2, 3.444% 12/25/27		10,554	10,698
Series K073 Class A2, 3.35% 1/25/28		17,200	17,315
Series K708 Class A2, 2.13% 1/25/19		11,225	11,186
Series K709 Class A2, 2.086% 3/25/19		6,180	6,152
Series K710 Class A2, 1.883% 5/25/19		5,354	5,321
Series K713 Class A2, 2.313% 3/25/20		1,662	1,649
Series K717 Class A2, 2.991% 9/25/21		9,484	9,511
Series K729 Class A1, 2.9184% 2/25/24		11,829	11,809
Series 2017-K727 Class A1, 2.632% 10/25/23		5,673	5,637
Series K504 Class A2, 2.566% 9/25/20		6,854	6,843
Series K704 Class A2, 2.412% 8/25/18		1,584	1,581
Series K706 Class A2, 2.323% 10/25/18		4,125	4,119
Series K724 Class A1, 2.776% 3/25/23		5,410	5,394
Series K726 Class A1, 2.596% 8/25/23		2,173	2,153
Series K728 Class A1, 2.741% 10/25/23		10,947	10,895
Series K730 Class A1, 3.447% 9/24/24		11,800	12,055
Freddie Mac Multi-family floater Series 2017-KT01 Class A, 1 month U.S. LIBOR + 0.320% 1.8814% 2/25/20 (b)(g)		15,114	15,163
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $203,357)			200,961

Foreign Government and Government Agency Obligations - 15.4%
Arab Republic of Egypt:
5.577% 2/21/23 (c)		3,300	3,347
5.875% 6/11/25		1,580	1,587
5.875% 6/11/25 (c)		1,175	1,180
6.125% 1/31/22 (c)		11,010	11,389
7.5% 1/31/27 (c)		1,270	1,374
7.903% 2/21/48 (c)		2,485	2,613
8.5% 1/31/47 (c)		3,885	4,330
Argentine Republic:
5.625% 1/26/22		12,635	12,818
6.875% 4/22/21		28,885	30,618
7.125% 6/28/2117 (c)		2,830	2,608
7.5% 4/22/26		13,305	14,196
Australian Commonwealth:
2.25% 11/21/22	AUD	30,100	23,060
2.25% 5/21/28 (Reg. S)	AUD	17,850	13,278
2.75% 10/21/19	AUD	14,300	11,119
Bahamian Republic 6% 11/21/28 (c)		1,580	1,639
Banco Central del Uruguay:
value recovery A rights 1/2/21 (d)(n)		500,000	0
value recovery B rights 1/2/21 (d)(n)		750,000	0
Barbados Government:
7% 8/4/22 (c)		1,820	1,537
7.25% 12/15/21 (c)		200	172
Belarus Republic:
6.875% 2/28/23 (c)		4,610	4,881
7.625% 6/29/27 (c)		1,990	2,190
Belgian Kingdom 1.25% 4/22/33 (Reg. S)	EUR	16,200	20,274
Brazilian Federative Republic:
5.625% 1/7/41		4,290	4,210
7.125% 1/20/37		8,940	10,411
8.25% 1/20/34		10,180	12,817
10% 1/1/21	BRL	14,150	4,498
Buenos Aires Province:
6.5% 2/15/23 (c)		2,785	2,855
9.95% 6/9/21 (c)		4,730	5,271
10.875% 1/26/21 (c)		2,760	3,043
10.875% 1/26/21 (Reg. S)		11,135	12,276
Buoni del Tesoro Poliennali:
2% 2/1/28	EUR	8,200	10,292
2.2% 6/1/27	EUR	14,850	19,111
2.7% 3/1/47 (c)	EUR	5,950	7,237
4.5% 3/1/24	EUR	6,925	10,261
Cameroon Republic 9.5% 11/19/25 (c)		2,495	2,860
Canadian Government:
0.5% 11/1/18	CAD	32,500	25,079
1% 9/1/22	CAD	12,450	9,274
1% 6/1/27	CAD	20,700	14,616
3.5% 12/1/45	CAD	13,000	12,704
City of Buenos Aires 8.95% 2/19/21 (c)		1,100	1,181
Colombian Republic:
7.375% 9/18/37		2,025	2,592
10.375% 1/28/33		3,625	5,751
Croatia Republic 5.5% 4/4/23 (c)		1,090	1,169
Danish Kingdom 1.75% 11/15/25	DKK	61,400	11,263
Democratic Socialist Republic of Sri Lanka:
5.125% 4/11/19 (c)		825	833
6.2% 5/11/27 (c)		590	580
6.25% 10/4/20 (c)		530	549
6.25% 7/27/21 (c)		1,140	1,182
Dominican Republic:
5.95% 1/25/27 (c)		2,675	2,795
6.6% 1/28/24 (c)		1,075	1,168
6.85% 1/27/45 (c)		1,565	1,686
6.875% 1/29/26 (c)		2,245	2,489
7.45% 4/30/44 (c)		2,580	2,915
Dutch Government 0.75% 7/15/28 (c)	EUR	19,600	24,379
Ecuador Republic:
8.875% 10/23/27 (c)		3,765	3,832
9.65% 12/13/26 (c)		1,950	2,057
El Salvador Republic:
7.375% 12/1/19 (c)		3,780	3,931
7.625% 2/1/41 (c)		5	5
7.75% 1/24/23 (c)		560	610
French Government:
2.25% 5/25/24	EUR	6,050	8,400
4% 4/25/18	EUR	2,300	2,837
German Federal Republic:
0% 3/15/19	EUR	105,700	130,900
0.25% 2/15/27	EUR	1,500	1,826
2.5% 8/15/46	EUR	13,000	21,382
Ghana Republic 10.75% 10/14/30 (c)		365	477
Hong Kong Government SAR 1.32% 12/23/19	HKD	18,400	2,343
Indonesian Republic:
7.75% 1/17/38 (c)		4,085	5,532
8.375% 3/15/24	IDR	60,306,000	4,786
8.5% 10/12/35 (Reg. S)		4,360	6,189
Islamic Republic of Pakistan:
6.75% 12/3/19 (c)		4,195	4,282
7.25% 4/15/19 (c)		7,230	7,362
8.25% 4/15/24 (c)		1,245	1,296
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		28,916	32,794
5.5% 12/4/23		7,426	8,477
Japan Government:
0.4% 3/20/56	JPY	3,508,000	27,959
0.9% 6/20/22	JPY	17,644,800	172,873
Jordanian Kingdom:
3% 6/30/25		7,702	7,752
7.375% 10/10/47 (c)		1,505	1,520
Kingdom of Norway 3.75% 5/25/21	NOK	32,000	4,402
Kingdom of Saudi Arabia 3.625% 3/4/28 (c)		1,595	1,515
Lebanese Republic:
5.15% 6/12/18		12,735	12,731
5.15% 11/12/18		8,925	8,924
5.45% 11/28/19		4,965	4,933
6% 5/20/19		5,635	5,641
Malaysian Government 4.181% 7/15/24	MYR	16,850	4,421
Mongolian People's Republic 8.75% 3/9/24 (c)		4,020	4,515
New Zealand Government 6% 5/15/21	NZD	6,000	4,852
Panamanian Republic 9.375% 4/1/29		650	947
Peruvian Republic:
4% 3/7/27 (d)(o)		4,905	4,861
6.35% 8/12/28 (c)	PEN	2,406	836
8.2% 8/12/26 (Reg. S)	PEN	5,435	2,099
Plurinational State of Bolivia 5.95% 8/22/23 (c)		575	619
Province of Santa Fe 7% 3/23/23 (c)		5,800	5,937
Provincia de Cordoba:
7.125% 6/10/21 (c)		8,120	8,526
7.45% 9/1/24 (c)		4,025	4,232
Republic of Angola 7% 8/17/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		510	519
Republic of Armenia:
6% 9/30/20 (c)		3,421	3,541
7.15% 3/26/25 (c)		2,570	2,838
Republic of Iraq:
5.8% 1/15/28 (Reg. S)		11,150	10,659
6.752% 3/9/23 (c)		2,370	2,403
Republic of Kenya:
6.875% 6/24/24 (c)		625	653
7.25% 2/28/28 (c)		1,220	1,275
Republic of Nigeria:
6.5% 11/28/27 (c)		1,550	1,570
6.75% 1/28/21 (c)		535	563
7.625% 11/28/47 (c)		2,190	2,267
7.696% 2/23/38 (c)		1,540	1,621
Republic of Paraguay 5.6% 3/13/48 (c)		1,635	1,664
Republic of Senegal 6.75% 3/13/48 (c)		1,850	1,812
Republic of Serbia:
6.75% 11/1/24 (c)		2,148	2,155
7.25% 9/28/21 (c)		595	662
Republic of Singapore 3.25% 9/1/20	SGD	25,850	20,333
Russian Federation:
5.25% 6/23/47 (c)		8,400	8,390
5.625% 4/4/42 (c)		1,775	1,906
5.875% 9/16/43 (c)		1,525	1,695
6.7% 5/15/19	RUB	130,895	2,298
12.75% 6/24/28 (Reg. S)		10,470	17,433
Rwanda Republic 6.625% 5/2/23 (c)		2,050	2,114
South African Republic:
5.875% 9/16/25		1,150	1,225
10.5% 12/21/26	ZAR	31,025	3,029
Spanish Kingdom:
0.45% 10/31/22	EUR	8,700	10,885
1.45% 10/31/27	EUR	11,250	14,289
2.9% 10/31/46(Reg. S) (c)	EUR	6,000	8,519
State of Qatar 9.75% 6/15/30 (c)		1,105	1,656
Sultanate of Oman 6.75% 1/17/48 (c)		3,175	3,047
Sweden Kingdom 4.25% 3/12/19	SEK	123,000	15,429
Switzerland Confederation 3% 5/12/19	CHF	18,600	20,287
Turkish Republic:
4.875% 10/9/26		1,235	1,164
5.125% 3/25/22		3,145	3,206
5.625% 3/30/21		3,520	3,643
6% 3/25/27		2,075	2,101
6.25% 9/26/22		14,755	15,628
6.75% 5/30/40		1,445	1,475
6.875% 3/17/36		3,025	3,144
7% 6/5/20		1,255	1,330
7.25% 3/5/38		2,270	2,451
7.375% 2/5/25		3,065	3,397
8% 2/14/34		1,380	1,594
10.4% 3/27/19	TRY	5,000	1,232
11.875% 1/15/30		535	797
Turkiye Ihracat Kredi Bankasi A/S 5.375% 2/8/21 (c)		1,935	1,945
Ukraine Government:
1.471% 9/29/21		3,100	2,988
7.75% 9/1/20 (c)		9,380	9,824
7.75% 9/1/21 (c)		28,812	30,163
7.75% 9/1/22 (c)		22,237	23,171
United Kingdom, Great Britain and Northern Ireland:
1.25% 7/22/18	GBP	45,050	63,345
4.25% 12/7/27	GBP	18,650	33,025
United Kingdom, Great Britain and Northern Ireland Treasury Indexed-Linked GILT 2.5% 7/22/65 (Reg. S)	GBP	10,425	19,574
United Mexican States 6.05% 1/11/40		2,235	2,520
Uruguay Republic 7.875% 1/15/33 pay-in-kind		990	1,353
Venezuelan Republic:
oil recovery warrants 4/15/20 (n)		1,253	4
9.25% 9/15/27 (f)		13,300	4,279
11.95% 8/5/31 (Reg. S) (f)		4,265	1,402
12.75% 8/23/22 (f)		1,125	373
Vietnamese Socialist Republic:
6 month U.S. LIBOR + 0.813% 3.0625% 3/13/28 (b)(d)(g)		465	417
4.8% 11/19/24 (c)		525	535
5.5% 3/12/28 (d)		11,816	11,787
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,301,140)			1,345,574

Supranational Obligations - 0.0%
European Bank for Reconstruction & Development 6% 5/4/20 (Reg. S)
(Cost $3,554)		INR 227,900	3,469
		Shares	Value (000s)

Common Stocks - 5.0%
CONSUMER DISCRETIONARY - 1.3%
Auto Components - 0.2%
Chassix Holdings, Inc. warrants 7/29/20 (d)(p)		14,128	133
Exide Technologies (d)(p)		3,298	0
Exide Technologies (d)(p)		10,993	8
Lear Corp.		41,500	7,723
UC Holdings, Inc. (d)		257,525	6,206
			14,070
Automobiles - 0.0%
Fiat Chrysler Automobiles NV		194,600	3,993
Diversified Consumer Services - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (p)(q)		27,059	0
Hotels, Restaurants & Leisure - 0.5%
Boyd Gaming Corp.		155,600	4,957
Extended Stay America, Inc. unit		170,800	3,377
Melco Crown Entertainment Ltd. sponsored ADR		247,900	7,184
MGM Mirage, Inc.		106,400	3,726
Penn National Gaming, Inc. (p)		157,100	4,125
Red Rock Resorts, Inc.		314,778	9,217
Royal Caribbean Cruises Ltd.		34,200	4,027
Scientific Games Corp. Class A (p)		91,900	3,823
Wyndham Worldwide Corp.		35,800	4,097
			44,533
Household Durables - 0.2%
Lennar Corp.:
Class A		126,236	7,440
Class B		2,524	120
Newell Brands, Inc.		64,563	1,645
Toll Brothers, Inc.		89,700	3,880
			13,085
Internet & Direct Marketing Retail - 0.1%
Netflix, Inc. (p)		14,900	4,401
The Booking Holdings, Inc. (p)		2,100	4,369
			8,770
Media - 0.3%
Naspers Ltd. Class N		65,500	16,000
Sinclair Broadcast Group, Inc. Class A		222,400	6,961
			22,961
Textiles, Apparel & Luxury Goods - 0.0%
adidas AG		17,604	4,260

TOTAL CONSUMER DISCRETIONARY			111,672

CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Darling International, Inc. (p)		384,100	6,645
JBS SA		1,606,800	4,551
Reddy Ice Holdings, Inc. (p)		188,460	57
			11,253
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Forbes Energy Services Ltd.		64,781	615
Oil, Gas & Consumable Fuels - 0.1%
Chaparral Energy, Inc.:
Class A		44,190	784
Class B		9,464	168
Crestwood Equity Partners LP		55,000	1,408
Goodrich Petroleum Corp. (p)		42,342	464
Pacific Exploration and Production Corp.(p)		102,379	2,862
Parsley Energy, Inc. Class A (p)		130,700	3,789
VNR Finance Corp.		40,185	376
VNR Finance Corp. (c)		193,529	1,809
			11,660

TOTAL ENERGY			12,275

FINANCIALS - 0.3%
Banks - 0.1%
Bank of America Corp.		204,500	6,133
JPMorgan Chase & Co.		56,400	6,202
			12,335
Capital Markets - 0.0%
Penson Worldwide, Inc. Class A (d)(p)		3,519,861	0
Consumer Finance - 0.1%
OneMain Holdings, Inc. (p)		182,500	5,464
Diversified Financial Services - 0.1%
GDS Holdings Ltd. ADR (p)		171,500	4,708

TOTAL FINANCIALS			22,507

HEALTH CARE - 0.1%
Health Care Providers & Services - 0.0%
Rotech Healthcare, Inc. (d)(p)		60,966	98
Pharmaceuticals - 0.1%
Allergan PLC		12,100	2,036
Jazz Pharmaceuticals PLC (p)		27,000	4,077
			6,113

TOTAL HEALTH CARE			6,211

INDUSTRIALS - 0.5%
Airlines - 0.2%
Air Canada (p)		725,700	15,079
Building Products - 0.0%
Masco Corp.		51,000	2,062
Commercial Services & Supplies - 0.0%
Novus Holdings Ltd.		22,655	9
Machinery - 0.0%
Allison Transmission Holdings, Inc.		73,900	2,887
Marine - 0.0%
U.S. Shipping Partners Corp. (d)(p)		10,813	0
U.S. Shipping Partners Corp. warrants 12/31/29 (d)(p)		101,237	0
			0
Trading Companies & Distributors - 0.3%
HD Supply Holdings, Inc. (p)		250,000	9,485
Penhall Acquisition Co.:
Class A (d)(p)		5,465	428
Class B (d)(p)		1,821	142
United Rentals, Inc. (p)		89,228	15,412
			25,467
Transportation Infrastructure - 0.0%
Tricer Holdco SCA:
Class A1 (d)		190,128	129
Class A2 (d)		190,128	129
Class A3 (d)		190,128	129
Class A4 (d)		190,128	129
Class A5 (d)		190,128	129
Class A6 (d)		190,128	129
Class A7 (d)		190,128	129
Class A8 (d)		190,128	129
Class A9 (d)		190,128	129
			1,161

TOTAL INDUSTRIALS			46,665

INFORMATION TECHNOLOGY - 1.9%
Electronic Equipment & Components - 0.0%
CDW Corp.		46,200	3,248
Internet Software & Services - 0.6%
Alibaba Group Holding Ltd. sponsored ADR (p)		128,900	23,658
Alphabet, Inc. Class A (p)		16,900	17,528
Facebook, Inc. Class A (p)		59,300	9,476
			50,662
IT Services - 0.5%
EPAM Systems, Inc. (p)		49,300	5,646
First Data Corp. Class A (p)		324,200	5,187
Global Payments, Inc.		54,400	6,067
MasterCard, Inc. Class A		57,200	10,019
PayPal Holdings, Inc. (p)		123,700	9,385
Visa, Inc. Class A		50,900	6,089
			42,393
Semiconductors & Semiconductor Equipment - 0.6%
Broadcom Ltd.		33,400	7,871
Cypress Semiconductor Corp.		4,314	73
MagnaChip Semiconductor Corp. (p)(r)		44,695	429
Marvell Technology Group Ltd.		194,100	4,076
Microchip Technology, Inc.(r)		44,300	4,047
Micron Technology, Inc. (p)		143,000	7,456
NVIDIA Corp.		17,800	4,122
ON Semiconductor Corp. (p)		378,900	9,268
Qorvo, Inc. (p)		56,273	3,964
Skyworks Solutions, Inc.		72,800	7,299
			48,605
Software - 0.2%
Adobe Systems, Inc. (p)		44,400	9,594
Electronic Arts, Inc. (p)		60,900	7,384
Take-Two Interactive Software, Inc. (p)		37,500	3,667
			20,645

TOTAL INFORMATION TECHNOLOGY			165,553

MATERIALS - 0.5%
Chemicals - 0.3%
DowDuPont, Inc.		63,000	4,014
LyondellBasell Industries NV Class A		105,200	11,118
The Chemours Co. LLC		129,900	6,327
			21,459
Containers & Packaging - 0.1%
Berry Global Group, Inc. (p)		96,600	5,295
Crown Holdings, Inc. (p)		80,900	4,106
			9,401
Metals & Mining - 0.1%
Aleris Corp. (d)(p)		34,504	100
First Quantum Minerals Ltd.		368,100	5,169
Freeport-McMoRan, Inc.		305,300	5,364
			10,633

TOTAL MATERIALS			41,493

TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (p)		250,100	15,266
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.		6,687	271
Vistra Energy Corp. (p)		197,400	4,112
			4,383
TOTAL COMMON STOCKS
(Cost $344,058)			437,278

Preferred Stocks - 0.0%
Convertible Preferred Stocks - 0.0%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc. 7.00% pay-in-kind (d)(p)		75,817	645
Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Transportation Infrastructure - 0.0%
Tricer Holdco SCA (d)(p)(q)		91,255,712	913
TOTAL PREFERRED STOCKS
(Cost $3,794)			1,558
		Principal Amount (000s)(a)	Value (000s)

Bank Loan Obligations - 1.3%
CONSUMER DISCRETIONARY - 0.0%
Diversified Consumer Services - 0.0%
KUEHG Corp. Tranche B, term loan 3 month U.S. LIBOR + 8.250% 9.9434% 8/22/25 (b)(g)		1,770	1,792
CONSUMER STAPLES - 0.1%
Personal Products - 0.1%
Revlon Consumer Products Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.3769% 9/7/23 (b)(g)		5,246	4,107
ENERGY - 0.7%
Energy Equipment & Services - 0.0%
Forbes Energy Services LLC Tranche B, term loan 12% 4/13/21 (b)(d)		649	654
Seadrill Operating LP Tranche B, term loan 3 month U.S. LIBOR + 6.000% 8.302% 2/21/21 (b)(g)		3,183	2,660
			3,314
Oil, Gas & Consumable Fuels - 0.7%
Bcp Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.0389% 6/22/24 (b)(g)		2,630	2,643
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.2288% 12/31/21 (b)(g)		27,915	31,500
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.5721% 12/31/22 (b)(g)		11,840	11,999
Chesapeake Energy Corp. Tranche 1LN, term loan 3 month U.S. LIBOR + 7.500% 9.4436% 8/23/21 (b)(g)		11,725	12,439
			58,581

TOTAL ENERGY			61,895

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Bcp Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.7723% 10/31/24 (b)(g)		850	854
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Harland Clarke Holdings Corp. Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 7.052% 11/3/23 (b)(g)		1,065	1,073
Construction & Engineering - 0.0%
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.85% 9/27/24 (b)(g)		875	879

TOTAL INDUSTRIALS			1,952

INFORMATION TECHNOLOGY - 0.4%
Internet Software & Services - 0.2%
Mcafee LLC Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 6.3769% 9/29/24 (b)(g)		1,388	1,401
3 month U.S. LIBOR + 8.500% 10.3769% 9/29/25 (b)(g)		8,240	8,327
Uber Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 3/21/25 (g)(s)		3,830	3,844
			13,572
Software - 0.2%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.2342% 6/13/25 (b)(g)		3,635	3,597
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.4842% 6/13/24 (b)(g)		1,667	1,664
Digicert Holdings, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.750% 6.5223% 10/31/24 (b)(g)		1,140	1,152
3 month U.S. LIBOR + 8.000% 9.7723% 10/31/25 (b)(g)		1,420	1,431
Kronos, Inc. term loan 3 month U.S. LIBOR + 8.250% 10.0234% 11/1/24 (b)(g)		6,375	6,603
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 6.13% 1/20/24 (b)(g)		961	943
3 month U.S. LIBOR + 9.000% 10.88% 1/20/25 (b)(g)		3,110	2,967
			18,357

TOTAL INFORMATION TECHNOLOGY			31,929

MATERIALS - 0.1%
Containers & Packaging - 0.0%
Caraustar Industries, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.802% 3/14/22 (b)(g)		490	492
Metals & Mining - 0.1%
Essar Steel Algoma, Inc. Tranche B, term loan 3 month U.S. LIBOR + 6.500% 0% 8/16/19 (f)(g)		1,866	2,351
Murray Energy Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.552% 4/16/20 (b)(g)		7,206	6,089
			8,440

TOTAL MATERIALS			8,932

TOTAL BANK LOAN OBLIGATIONS
(Cost $108,320)			111,461
		Shares	Value (000s)

Fixed-Income Funds - 9.2%
Fidelity Floating Rate Central Fund (t)
(Cost $806,295)		7,738,281	798,823
		Principal Amount (000s)(a)	Value (000s)

Preferred Securities - 4.0%
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Cosan Overseas Ltd. 8.25% (h)		8,690	8,892
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Andeavor Logistics LP 6.875% (b)(h)		8,785	8,912
DCP Midstream Partners LP 7.375% (b)(h)		4,360	4,460
Summit Midstream Partners LP 9.5% (b)(h)		4,360	4,553
Sunoco Logistics Partners LP:
6.25% (b)(h)		18,912	18,232
6.625% (b)(h)		7,848	7,531
			43,688
FINANCIALS - 3.4%
Banks - 3.0%
Alfa Bond Issuance PLC 8% (Reg. S) (b)(h)		3,865	4,033
Banco Do Brasil SA 9% (b)(c)(h)		6,775	7,426
Banco Mercantil del Norte SA 7.625% (b)(c)(h)		3,800	4,115
Bank of America Corp.:
3 month U.S. LIBOR + 0.000% 5.875% (b)(g)(h)		22,430	22,632
5.125% (b)(h)		9,825	10,083
5.2% (b)(h)		22,700	22,979
6.25% (b)(h)		9,440	10,051
Barclays Bank PLC 7.625% 11/21/22		7,970	8,966
Citigroup, Inc.:
5.8% (b)(h)		7,985	8,437
5.9% (b)(h)		11,900	12,359
5.95% (b)(h)		21,665	22,519
6.25% (b)(h)		5,610	5,969
6.3% (b)(h)		1,975	2,108
Huntington Bancshares, Inc. 3 month U.S. LIBOR + 0.000% 5.7% (b)(g)(h)		3,500	3,532
Itau Unibanco Holding SA 6.125% (b)(c)(h)		4,935	4,932
JPMorgan Chase & Co.:
5% (b)(h)		11,815	12,067
5.3% (b)(h)		5,770	6,053
6% (b)(h)		25,260	26,296
6.125% (b)(h)		6,125	6,574
6.75% (b)(h)		2,975	3,278
Royal Bank of Scotland Group PLC 8.625% (b)(h)		12,761	13,868
Wells Fargo & Co.:
5.875% (b)(h)		17,295	18,493
5.9% (b)(h)		22,080	23,128
			259,898
Capital Markets - 0.4%
Goldman Sachs Group, Inc.:
5% (b)(h)		8,775	8,717
5.375% (b)(h)		10,395	10,890
5.7% (b)(h)		12,429	12,940
			32,547
Diversified Financial Services - 0.0%
Magnesita Finance Ltd.:
8.625% (c)(h)		2,092	2,142
8.625% (Reg. S) (h)		230	236
			2,378

TOTAL FINANCIALS			294,823

INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Odebrecht Finance Ltd.:
7.5% (c)(h)		11,910	4,391
7.5% (Reg. S) (h)		250	92
			4,483
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Colombia Telecomunicaciones SA 8.5% (b)(c)(h)		1,690	1,756
TOTAL PREFERRED SECURITIES
(Cost $349,876)			353,642
		Shares	Value (000s)

Money Market Funds - 7.1%
Fidelity Cash Central Fund, 1.72% (u)		620,747,557	620,872
Fidelity Securities Lending Cash Central Fund 1.72% (u)(v)		1,839,103	1,839
TOTAL MONEY MARKET FUNDS
(Cost $622,680)			622,711

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount (000s)	Value (000s)
Put Options - 0.1%
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.495% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/5/20	18,600	$758
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.7875% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2028	1/25/21	20,800	680
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 2.5340% and receive quarterly a floating rate based on 3-month LIBOR, expiring December 2027	12/8/20	64,100	2,583
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 2.5575% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/6/20	12,700	489

TOTAL PUT OPTIONS			4,510

Call Options - 0.0%
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.495% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/5/20	18,600	379
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.7875% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2028	1/25/21	20,800	617
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 2.5340% and pay quarterly a floating rate based on 3-month LIBOR, expiring December 2027	12/8/20	64,100	1,420
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 2.5575% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/6/20	12,700	278

TOTAL CALL OPTIONS			2,694

TOTAL PURCHASED SWAPTIONS
(Cost $7,236)			7,204
TOTAL INVESTMENT IN SECURITIES - 101.9%
(Cost $8,740,592)			8,892,094
NET OTHER ASSETS (LIABILITIES) - (1.9)%			(169,472)
NET ASSETS - 100%			$8,722,622

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Ginnie Mae
4.5% 4/1/48	$(41,200)	$(42,854)
4.5% 4/1/48	(41,300)	(42,958)
4.5% 4/1/48	(2,600)	(2,704)
4.5% 4/1/48	(38,600)	(40,149)
TOTAL TBA SALE COMMITMENTS
(Proceeds $128,430)		$(128,665)

Written Swaptions
	Expiration Date	Notional Amount	Value (000s)
Put Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 3.065% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2028	2/5/21	29,570	$(755)
Call Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 3.065% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2028	2/5/21	29,570	(1,156)
TOTAL WRITTEN SWAPTIONS			$(1,911)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	128	June 2018	$15,506	$165	$165
CBOT 2-Year U.S. Treasury Note Contracts (United States)	181	June 2018	38,482	21	21
CBOT 5-Year U.S. Treasury Note Contracts (United States)	461	June 2018	52,766	39	39
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	177	June 2018	28,403	941	941
TOTAL FUTURES CONTRACTS					$1,166

The notional amount of futures purchased as a percentage of Net Assets is 1.5%

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
2%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Jun. 2025	$15,800	$88	$0	$88

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Currency Abbreviations

AUD – Australian dollar

BRL – Brazilian real

CAD – Canadian dollar

CHF – Swiss franc

DKK – Danish krone

EUR – European Monetary Unit

GBP – British pound

HKD – Hong Kong dollar

IDR – Indonesian rupiah

INR – Indian rupee

JPY – Japanese yen

MXN – Mexican peso

MYR – Malyasian ringgit

NOK – Norwegian krone

NZD – New Zealand dollar

PEN – Peruvian new sol

RUB – Russian ruble

SEK – Swedish krona

SGD – Singapore dollar

TRY – Turkish Lira

ZAR – South African rand

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,780,336,000 or 20.4% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Non-income producing - Security is in default.

 (g) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (h) Security is perpetual in nature with no stated maturity date.

 (i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,018,000.

 (j) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $546,000.

 (k) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (m) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (n) Quantity represents share amount.

 (o) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (p) Non-income producing

 (q) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $913,000 or 0.0% of net assets.

 (r) Security or a portion of the security is on loan at period end.

 (s) The coupon rate will be determined upon settlement of the loan after period end.

 (t) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (u) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (v) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$52
Tricer Holdco SCA	12/19/16 - 01/29/18	$3,253

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$2,295
Fidelity Floating Rate Central Fund	8,602
Fidelity Securities Lending Cash Central Fund	1
Total	$10,898

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$612,912	$184,667	$--	$--	$1,244	$798,823	35.5%
Total	$612,912	$184,667	$--	$--	$1,244	$798,823

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$111,672	$105,325	$--	$6,347
Consumer Staples	11,898	11,253	--	645
Energy	12,275	12,275	--	--
Financials	22,507	22,507	--	--
Health Care	6,211	6,113	--	98
Industrials	47,578	44,934	--	2,644
Information Technology	165,553	165,553	--	--
Materials	41,493	41,393	--	100
Telecommunication Services	15,266	15,266	--	--
Utilities	4,383	4,383	--	--
Corporate Bonds	2,940,601	--	2,939,764	837
U.S. Government and Government Agency Obligations	1,438,278	--	1,438,278	--
U.S. Government Agency - Mortgage Securities	271,342	--	271,342	--
Asset-Backed Securities	83,792	--	83,792	--
Collateralized Mortgage Obligations	275,400	--	275,400	--
Commercial Mortgage Securities	200,961	--	200,961	--
Foreign Government and Government Agency Obligations	1,345,574	--	1,328,509	17,065
Supranational Obligations	3,469	--	3,469	--
Bank Loan Obligations	111,461	--	110,807	654
Fixed-Income Funds	798,823	798,823	--	--
Preferred Securities	353,642	--	353,642	--
Money Market Funds	622,711	622,711	--	--
Purchased Swaptions	7,204	--	7,204	--
Total Investments in Securities:	$8,892,094	$1,850,536	$7,013,168	$28,390
Derivative Instruments:
Assets
Futures Contracts	$1,166	$1,166	$--	$--
Swaps	88	--	88	--
Total Assets	$1,254	$1,166	$88	$--
Liabilities
Written Swaptions	$(1,911)	$--	$(1,911)	$--
Total Liabilities	$(1,911)	$--	$(1,911)	$--
Total Derivative Instruments:	$(657)	$1,166	$(1,823)	$--
Other Financial Instruments:
TBA Sale Commitments	$(128,665)	$--	$(128,665)	$--
Total Other Financial Instruments:	$(128,665)	$--	$(128,665)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity School Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity School Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 25, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 25, 2018